UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number:	811-08565

Exact name of registrant as specified in charter:	Prudential Investment Portfolios 12

(This Form N-CSR relates solely to the Registrant’s: Prudential QMA Long-Short Equity Fund, Prudential Short Duration Muni High Income Fund, Prudential US Real Estate Fund and Prudential QMA Large-Cap Core Equity Plus Fund)

Address of principal executive offices:	655 Broad Street, 17th Floor Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs 655 Broad Street, 17th Floor Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	3/31/2018

Date of reporting period:	9/30/2017

Item 1 – Reports to Stockholders

PRUDENTIAL US REAL ESTATE FUND

SEMIANNUAL REPORT

SEPTEMBER 30, 2017

To enroll in e-delivery, go to pgiminvestments.com/edelivery

Objective: Capital appreciation and income

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of September 30, 2017 were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC (PIMS), member SIPC. PGIM Real Estate is a unit of PGIM, Inc. (PGIM), a registered investment adviser. PIMS and PGIM are Prudential Financial companies. © 2017 Prudential Financial, Inc. and its related entities. PGIM and the PGIM logo are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

2	Visit our website at pgiminvestments.com

PRUDENTIAL FUNDS — UPDATE

Effective on or about June 1, 2018 (the “Effective Date”), the Fund’s Class A, Class C, Class R, and Class Z shares, as applicable, will be closed to investments by new group retirement plans, except as discussed below. Existing group retirement plans as of the Effective Date may keep their investments in their current share class and may continue to make additional purchases or exchanges of that class of shares. As of the Effective Date, all new group retirement plans wishing to add the Fund as a new addition to the plan generally will be into one of the available Class Q shares, Class R2 shares, or Class R4 shares of the Fund.

In addition, on or about the Effective Date, the Class R shares of the Fund will be closed to all new investors, except as discussed below. Due to the closing of the Class R shares to new investors, effective on or about the Effective Date new IRA investors may only purchase Class A, Class C, Class Z, or Class Q shares of the Fund, subject to share class eligibility. Following the Effective Date, no new accounts may be established in the Fund’s Class R shares and no Class R shares may be purchased or acquired by any new Class R shareholder, except as discussed below.

	Class A	Class C	Class Z	Class R
Existing Investors (Group Retirement Plans, IRAs, and all other investors)	No Change	No Change	No Change	No Change
New Group Retirement Plans	Closed to group retirement plans wishing to add the share classes as new additions to plan menus on or about June 1, 2018, subject to certain exceptions below
New IRAs	No Change	No Change	No Change	Closed to all new investors on or about June 1, 2018, subject to certain exceptions below
All Other New Investors	No Change	No Change	No Change

Prudential US Real Estate Fund

However, the following new investors may continue to purchase Class A, Class C, Class R, and Class Z shares of the Fund, as applicable:

•	Eligible group retirement plans who are exercising their one-time 90-day repurchase privilege in the Fund will be permitted to purchase such share classes.
•

Plan participants in a group retirement plan that offers Class A, Class C, Class R, or Class Z shares of the Fund as of the Effective Date will be permitted to purchase such share classes of the Fund, even if the plan participant did not own shares of that class of the Fund as of the Effective Date.

•

Certain new group retirement plans will be permitted to offer such share classes of the Fund after the Effective Date, provided that the plan has or is actively negotiating a contractual agreement with the Fund’s distributor or service provider to offer such share classes of the Fund prior to or on the Effective Date.

•

New group retirement plans that combine with, replace, or are otherwise affiliated with a current plan that invests in such share classes prior to or on the Effective Date will be permitted to purchase such share classes.

The Fund also reserves the right to refuse any purchase order that might disrupt management of the Fund or to otherwise modify the closure policy at any time on a case-by-case basis.

Visit our website at pgiminvestments.com

Letter from the President

Dear Shareholder:

We hope you find the semiannual report for the Prudential US Real Estate Fund informative and useful. The report covers performance for the six-month period ended September 30, 2017.

Since market conditions change over time, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. However, diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

At PGIM Investments, we consider it a great privilege and responsibility to help investors participate in opportunities across global markets while meeting their toughest investment challenges. We’re part of PGIM, a top-10 global investment manager with more than $1 trillion in assets under management. This investment expertise allows us to deliver actively managed funds and strategies to meet the needs of investors around the globe.

Thank you for choosing our family of funds.

Sincerely,

Stuart Parker, President

Prudential US Real Estate Fund

November 16, 2017

Prudential US Real Estate Fund	5

Your Fund’s Performance (unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.pgiminvestments.com or by calling (800) 225-1852.

	Total Returns as of 9/30/17 (without sales charges)	Average Annual Total Returns as of 9/30/17 (with sales charges)
	Six Months* (%)	One Year (%)	Five Years (%)	Since Inception (%)
Class A	3.72	–4.11	7.05	8.35 (12/21/10)
Class B	3.33	–3.83	7.30	8.46 (12/21/10)
Class C	3.34	–0.22	7.46	8.44 (12/21/10)
Class Q	2.67**	N/A	N/A	N/A (5/25/17)
Class Z	3.86	1.74	8.55	9.53 (12/21/10)
FTSE NAREIT Equity REITs Index	2.47	0.67	9.69	10.64
S&P 500 Index	7.70	18.59	14.21	13.20
Lipper Equity Real Estate Funds Average	2.54	1.08	8.49	9.64

*Not annualized

**Since Inception

Source: PGIM Investments LLC and Lipper Inc.

Inception returns are provided for any share class with less than 10 fiscal years of returns. The Since Inception returns for the Indexes and the Lipper Average are measured from the closest month-end to inception date for the indicated share class.

6	Visit our website at pgiminvestments.com

The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A**	Class B*	Class C**	Class Q	Class Z**
Maximum initial sales charge	5.50% of the public offering price	None	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of original purchase price or net asset value at redemption)	1% on sales of $1 million or more made within 12 months of purchase	5% (Yr.1) 4% (Yr.2) 3% (Yr.3) 2% (Yr.4) 1% (Yr.5&6) 0% (Yr.7)	1% on sales made within 12 months of purchase	None	None
Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.30% (0.25% currently)	1%	1%	None	None

*Class B shares are closed to all purchase activity and no additional Class B shares may be purchased or acquired except by exchange from Class B shares of another Fund or through dividend or capital gains reinvestment.

**Certain share classes will be generally closed to investments by new group retirement plans effective on or about June 1, 2018. Please see the “PRUDENTIAL FUNDS—UPDATE” in the front of this report for more information.

Benchmark Definitions

FTSE NAREIT Equity REITs Index—The Financial Times Stock Exchange National Association of Real Estate Investment Trusts (FTSE NAREIT) Equity REITs Index is an unmanaged index which measures the performance of all REITs listed on the New York Stock Exchange, the NASDAQ National Market, and the NYSE MKT LLC. The Index is designed to reflect the performance of all publicly-traded equity REITs as a whole.

S&P 500 Index—The Standard & Poor’s 500 Composite Stock Price Index (S&P 500 Index) is an unmanaged index of over 500 stocks of large US public companies. It gives a broad look at how stock prices in the United States have performed.

Lipper Equity Real Estate Funds Average—The Lipper Equity Real Estate Funds Average (Lipper Average) is based on the average return of all funds in the Lipper Equity Real Estate Funds universe for the periods noted. Funds in the Lipper Average invest their portfolios primarily in shares of domestic companies engaged in the real estate industry.

Investors cannot invest directly in an index or average. The securities in the Indexes may be very different from those in the Fund. Index returns do not include the effect of sales charges and operating expenses of a mutual fund or taxes and would be lower if they did. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes.

Prudential US Real Estate Fund	7

Your Fund’s Performance (continued)

Presentation of Fund Holdings

Five Largest Holdings expressed as a percentage of net assets as of 9/30/17 (%)
Simon Property Group, Inc., Retail REITs	5.0
Equinix, Inc., Specialized REITs	4.4
Equity Residential, Residential REITs	4.1
Forest City Realty Trust, Inc., Diversified REITs	4.0
Hudson Pacific Properties, Inc., Office REITs	3.8

Holdings reflect only long-term investments and are subject to change.

Five Largest Industries expressed as a percentage of net assets as of 9/30/17 (%)
Residential REITs	18.8
Specialized REITs	17.0
Office REITs	13.8
Retail REITs	12.1
Health Care REITs	11.6

Industry weightings reflect only long-term investments and are subject to change.

8	Visit our website at pgiminvestments.com

Fees and Expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 held through the six-month period ended September 30, 2017. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of Prudential funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses

Prudential US Real Estate Fund	9

Fees and Expenses (continued)

paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Prudential US Real Estate Fund		Beginning Account Value April 1, 2017	Ending Account Value September 30, 2017	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Class A	Actual	$1,000.00	$1,037.20	1.25%	$6.38
	Hypothetical	$1,000.00	$1,018.80	1.25%	$6.33
Class B	Actual	$1,000.00	$1,033.30	2.00%	$10.19
	Hypothetical	$1,000.00	$1,015.04	2.00%	$10.10
Class C	Actual	$1,000.00	$1,033.40	2.00%	$10.19
	Hypothetical	$1,000.00	$1,015.04	2.00%	$10.10
Class Q**	Actual	$1,000.00	$1,026.70	1.00%	$3.55
	Hypothetical	$1,000.00	$1,020.05	1.00%	$5.06
Class Z	Actual	$1,000.00	$1,038.60	1.00%	$5.11
	Hypothetical	$1,000.00	$1,020.05	1.00%	$5.06

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 183 days in the six-month period ended September 30, 2017, and divided by the 365 days in the Fund’s fiscal year ending March 31, 2018 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

**”Actual” expenses are calculated using 128 days period ended September 30, 2017 due to the class inception date of May 25, 2017.

10	Visit our website at pgiminvestments.com

Schedule of Investments (unaudited)

as of September 30, 2017

Description	Shares	Value
LONG-TERM INVESTMENTS 99.1%

COMMON STOCKS

Diversified REITs 6.3%
American Assets Trust, Inc.	5,246	$208,633
Forest City Realty Trust, Inc., (Class A Stock)	37,170	948,207
Gramercy Property Trust	10,780	326,095

		1,482,935

Health Care REITs 11.6%
Community Healthcare Trust, Inc.	16,810	453,198
MedEquities Realty Trust, Inc.	22,672	266,396
Medical Properties Trust, Inc.	36,336	477,092
Physicians Realty Trust	20,491	363,305
Ventas, Inc.	6,995	455,584
Welltower, Inc.	10,602	745,108

		2,760,683

Hotel & Resort REITs 8.3%
DiamondRock Hospitality Co.	51,040	558,888
MGM Growth Properties LLC, (Class A Stock)	16,750	506,017
Park Hotels & Resorts, Inc.	20,714	570,878
Sunstone Hotel Investors, Inc.	20,251	325,434

		1,961,217

Industrial REITs 11.2%
Duke Realty Corp.	26,100	752,202
First Industrial Realty Trust, Inc.	13,521	406,847
Prologis, Inc.	7,493	475,506
Rexford Industrial Realty, Inc.	18,770	537,197
STAG Industrial, Inc.	17,178	471,880

		2,643,632

Office REITs 13.8%
Alexandria Real Estate Equities, Inc.	1,320	157,041
Boston Properties, Inc.	2,509	308,306
Columbia Property Trust, Inc.	19,169	417,309
Hudson Pacific Properties, Inc.	26,818	899,208
JBG SMITH Properties*	6,124	209,502
Kilroy Realty Corp.	5,542	394,147
Piedmont Office Realty Trust, Inc., (Class A Stock)	16,439	331,410
SL Green Realty Corp.	4,288	434,460
Vornado Realty Trust	1,622	124,699

		3,276,082

See Notes to Financial Statements.

Prudential US Real Estate Fund	11

Schedule of Investments (unaudited) (continued)

as of September 30, 2017

Description	Shares	Value
COMMON STOCKS (Continued)

Residential REITs 18.8%
American Campus Communities, Inc.	4,048	$178,719
American Homes 4 Rent, (Class A Stock)	17,466	379,187
AvalonBay Communities, Inc.	1,565	279,227
Boardwalk Real Estate Investment Trust (Canada)	1,128	34,362
Camden Property Trust	9,536	872,067
Equity LifeStyle Properties, Inc.	7,037	598,708
Equity Residential	14,748	972,336
Invitation Homes, Inc.	15,554	352,298
Mid-America Apartment Communities, Inc.	7,364	787,065

		4,453,969

Retail REITs 12.1%
Federal Realty Investment Trust	4,599	571,242
Macerich Co. (The)	5,530	303,984
Retail Properties of America, Inc., (Class A Stock)	36,255	476,028
Simon Property Group, Inc.	7,321	1,178,754
Taubman Centers, Inc.	6,803	338,109

		2,868,117

Specialized REITs 17.0%
CoreSite Realty Corp.	969	108,431
CubeSmart	22,910	594,744
Digital Realty Trust, Inc.	3,751	443,856
EPR Properties	5,016	349,816
Equinix, Inc.	2,353	1,050,144
Four Corners Property Trust, Inc.	18,146	452,198
Life Storage, Inc.	2,343	191,681
Public Storage	2,076	444,243
QTS Realty Trust, Inc., (Class A Stock)	7,615	398,721

		4,033,834

TOTAL LONG-TERM INVESTMENTS (cost $20,839,454)		23,480,469

SHORT-TERM INVESTMENT 0.6%

AFFILIATED MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund (cost $148,539)(w)	148,539	148,539

TOTAL INVESTMENTS 99.7% (cost $20,987,993)		23,629,008
Other assets in excess of liabilities 0.3%		59,423

NET ASSETS 100.0%		$23,688,431

See Notes to Financial Statements.

12

The following abbreviations are used in the semi-annual report:

LIBOR—London Interbank Offered Rate

REITs—Real Estate Investment Trusts

*	Non-income producing security.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2—Prudential Core Ultra Short Bond Fund.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Diversified REITs	$1,482,935	$—	$—
Health Care REITs	2,760,683	—	—
Hotel & Resort REITs	1,961,217	—	—
Industrial REITs	2,643,632	—	—
Office REITs	3,276,082	—	—
Residential REITs	4,453,969	—	—
Retail REITs	2,868,117	—	—
Specialized REITs	4,033,834	—	—
Affiliated Mutual Fund	148,539	—	—

Total	$23,629,008	$—	$—

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

See Notes to Financial Statements.

Prudential US Real Estate Fund	13

Schedule of Investments (unaudited) (continued)

as of September 30, 2017

Industry Classification:

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of September 30, 2017 were as follows:

Residential REITs	18.8%
Specialized REITs	17.0
Office REITs	13.8
Retail REITs	12.1
Health Care REITs	11.6
Industrial REITs	11.2
Hotel & Resort REITs	8.3
Diversified REITs	6.3%
Affiliated Mutual Fund	0.6

99.7
Other assets in excess of liabilities	0.3

100.0%

See Notes to Financial Statements.

14

This Page Intentionally Left Blank

Statement of Assets & Liabilities (unaudited)

as of September 30, 2017

Assets
Investments at value:
Unaffiliated investments (cost $20,839,454)	$23,480,469
Affiliated investments (cost $148,539)	148,539
Dividends receivable	98,900
Receivable for investments sold	45,263
Receivable for Fund shares sold	18,146
Due from Manager	3,111
Prepaid expenses and other assets	27,315

Total assets	23,821,743

Liabilities
Payable for investments purchased	67,522
Payable for Fund shares reacquired	23,273
Custodian and accounting fees payable	19,394
Audit fee payable	13,331
Accrued expenses and other liabilities	4,753
Distribution fee payable	2,916
Affiliated transfer agent fee payable	2,123

Total liabilities	133,312

Net Assets	$23,688,431

Net assets were comprised of:
Shares of beneficial interest, at par	$1,907
Paid-in capital in excess of par	20,159,735

20,161,642
Undistributed net investment income	116,573
Accumulated net realized gain on investment and foreign currency transactions	769,201
Net unrealized appreciation on investments	2,641,015

Net assets, September 30, 2017	$23,688,431

See Notes to Financial Statements.

16

Class A
Net asset value and redemption price per share, ($4,559,292 ÷ 366,685 shares of beneficial interest issued and outstanding)	$12.43
Maximum sales charge (5.50% of offering price)	0.72

Maximum offering price to public	$13.15

Class B
Net asset value, offering price and redemption price per share, ($991,890 ÷ 81,268 shares of beneficial interest issued and outstanding)	$12.21

Class C
Net asset value, offering price and redemption price per share, ($1,367,561 ÷ 112,255 shares of beneficial interest issued and outstanding)	$12.18

Class Q
Net asset value, offering price and redemption price per share, ($10,266 ÷ 824.60 shares of beneficial interest issued and outstanding)	$12.45

Class Z
Net asset value, offering price and redemption price per share, ($16,759,422 ÷ 1,345,946 shares of beneficial interest issued and outstanding)	$12.45

See Notes to Financial Statements.

Prudential US Real Estate Fund	17

Statement of Operations (unaudited)

Six Months Ended September 30, 2017

Net Investment Income (Loss)
Income
Unaffiliated dividend income (net of foreign withholding taxes of $25)	$308,619
Affiliated dividend income	1,650

Total income	310,269

Expenses
Management fee	89,676
Distribution fee—Class A	7,093
Distribution fee—Class B	5,301
Distribution fee—Class C	7,369
Custodian and accounting fees	35,000
Registration fees	31,000
Audit fee	13,000
Transfer agent’s fees and expenses (including affiliated expense of $6,400)	12,000
Shareholders’ reports	11,000
Legal fees and expenses	9,000
Trustees’ fees	5,000
Miscellaneous	6,065

Total expenses	231,504
Less: Management fee waiver and/or expense reimbursement	(92,161)
Distribution fee waiver-Class A	(1,182)

Net expenses	138,161

Net investment income (loss)	172,108

Realized and Unrealized Gain (Loss) on Investment and Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions	318,345
Foreign currency transactions	41

318,386

Net change in unrealized appreciation (depreciation) on investments	406,915

Net gain (loss) on investment and foreign currency transactions	725,301

Net Increase (Decrease) In Net Assets Resulting From Operations	$897,409

See Notes to Financial Statements.

18

Statement of Changes in Net Assets (unaudited)

	Six Months Ended September 30, 2017	Year Ended March 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$172,108	$152,232
Net realized gain (loss) on investment and foreign currency transactions	318,386	4,878,391
Net change in unrealized appreciation (depreciation) on investments	406,915	(4,182,478)

Net increase (decrease) in net assets resulting from operations	897,409	848,145

Dividends and Distributions
Dividends from net investment income
Class A	(9,839)	(110,959)
Class B	(311)	(16,856)
Class C	(419)	(22,161)
Class Q	(27)	—
Class Z	(44,939)	(560,715)

	(55,535)	(710,691)

Distributions from net realized gains
Class A	—	(651,917)
Class B	—	(145,776)
Class C	—	(200,183)
Class Q	—	—
Class Z	—	(2,153,241)

	—	(3,151,117)

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	458,311	6,896,382
Net asset value of shares issued in reinvestment of dividends and distributions	55,024	3,832,323
Cost of shares reacquired	(1,553,245)	(27,548,452)

Net increase (decrease) in net assets from Fund share transactions	(1,039,910)	(16,819,747)

Total increase (decrease)	(198,036)	(19,833,410)

Net Assets:
Beginning of period	23,886,467	43,719,877

End of period(a)	$23,688,431	$23,886,467

(a) Includes undistributed net investment income of:	$116,573	$—

See Notes to Financial Statements.

Prudential US Real Estate Fund	19

Notes to Financial Statements (unaudited)

Prudential Investment Portfolios 12 (the “Trust”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The Trust was established as a Delaware business trust on October 24, 1997. The Trust currently consists of the following five series: Prudential Global Real Estate Fund and Prudential US Real Estate Fund which are non-diversified funds and Prudential QMA Long-Short Equity Fund, Prudential QMA Large-Cap Core Equity PLUS Fund and Prudential Short Duration Muni High Income Fund which are diversified funds. These financial statements relate to Prudential US Real Estate (the “Fund”).

The investment objective of the Fund is capital appreciation and income.

1. Accounting Policies

The Fund follows investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services—Investment Companies. The following accounting policies conform to U.S. generally accepted accounting principles. The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Trustees (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or “the Manager”). Under the current valuation procedures, the Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets and liabilities. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly scheduled quarterly meeting.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments.

Common and preferred stocks, exchange-traded funds, and derivative instruments, such as futures or options, that are traded on a national securities exchange are valued at the

20

last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Foreign equities traded on foreign securities exchanges are generally valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which is applied to the local closing price to adjust it for post closing market movements. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price for each security. If the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stock valuation policies discussed above.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Restricted and Illiquid Securities: Subject to guidelines adopted by the Board, the Fund may invest up to 15% of its net assets in illiquid securities, including those which are restricted as to disposition under securities law (“restricted securities”). Restricted securities are valued pursuant to the valuation procedures noted above. Illiquid securities are those that, because of the absence of a readily available market or due to legal or

Prudential US Real Estate Fund	21

Notes to Financial Statements (unaudited) (continued)

contractual restrictions on resale, cannot be sold within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the investment. Therefore, the Fund may find it difficult to sell illiquid securities at the time considered most advantageous by its Subadviser and may incur expenses that would not be incurred in the sale of securities that were freely marketable. Certain securities that would otherwise be considered illiquid because of legal restrictions on resale to the general public may be traded among qualified institutional buyers under Rule 144A of the Securities Act of 1933. These Rule 144A securities, as well as commercial paper that is sold in private placements under Section 4(2) of the Securities Act, may be deemed liquid by the Fund’s Subadviser under the guidelines adopted by the Trustees of the Fund. However, the liquidity of the Fund’s investments in Rule 144A securities could be impaired if trading does not develop or declines.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities—at the current rates of exchange;

(ii) purchases and sales of investment securities, income and expenses—at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period realized foreign currency gains (losses) are included in the reported net realized gains (losses) on investment transactions.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, forward currency contracts, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on foreign currencies.

22

Equity and Mortgage Real Estate Investment Trusts (REITs): The Fund invests in equity REITs, which report information on the source of their distributions annually. Based on current and historical information, a portion of distributions received from equity REITs during the period is estimated to be dividend income, capital gain or return of capital and recorded accordingly. When material these estimates are adjusted periodically when the actual source of distributions is disclosed by the equity REITs.

Concentration of Risk for REITs: Real estate securities are subject to the same risks as direct investments in real estate and mortgages, and their value will depend on the value of the underlying properties or the underlying loans or interests. The underlying loans may be subject to the risks of default or of prepayments that occur earlier or later than expected, and such loans may also include so-called “subprime” mortgages. The value of these securities will rise and fall in response to many factors, including economic conditions, the demand for rental property and interest rates. In particular, the value of these securities may decline when interest rates rise and will also be affected by the real estate market and by the management of the underlying properties.

In addition, investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, may not be diversified geographically or by property/mortgage asset type, and are subject to heavy cash flow dependency, default by borrowers and self-liquidation. REITs may be more volatile and/or more illiquid than other types of equity securities. REITs (especially mortgage REITs) are subject to interest rate risks. REITs may incur significant amounts of leverage. The Fund will indirectly bear a portion of the expenses, including management fees, paid by each REIT in which it invests, in addition to the expenses of the Fund.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual.

Net investment income or loss (other than distribution fees which are charged directly to the respective class and transfer agency fees specific to Class Q shares which are charged to that share class) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net

Prudential US Real Estate Fund	23

Notes to Financial Statements (unaudited) (continued)

investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: The Fund expects to pay dividends from net investment income quarterly. Distributions from net realized capital and currency gains, if any, are declared and paid annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-date. Permanent book/tax differences relating to income and gain(loss) are reclassified amongst undistributed net investment income, accumulated net realized gain (loss) and paid-in capital in excess of par, as appropriate.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

2. Agreements

The Trust, on behalf of the Fund, has a management agreement with PGIM Investments. Pursuant to this agreement, PGIM Investments has responsibility for all the investment advisory services and supervises the subadviser’s performance of such services. PGIM Investments has entered into a subadvisory agreement with PGIM, Inc., which provides subadvisory services to the Fund through its PGIM Real Estate unit. The subadvisory agreement provides that PGIM Real Estate will furnish investment advisory services in connection with the management of the Fund. In connection therewith, PGIM Real Estate is obligated to keep certain books and records of the Fund. PGIM Investments pays for the services of PGIM Real Estate, the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to PGIM Investments is accrued daily and payable monthly at an annual rate .75% of the Fund’s average daily net assets up to and including $1 billion, .73% on the next $2 billion of average daily net assets, .71% on the next $2 billion of average daily net assets, .70% on the next $5 billion of average daily net assets and .69% on the average daily net assets in excess of $10 billion. The effective management fee rate, before any waivers and/or expense reimbursement was .75% for the six months ended September 30, 2017. The management fee waiver and/or expense reimbursement exceeded the management fee for the six months ended September 30, 2017.

24

PGIM Investments has contractually agreed through July 31, 2018 to limit the net annual operating expenses (exclusive of distribution and service (12b-1) fees, taxes (such as income and foreign withholdings taxes, stamp duty and deferred tax expenses), interest, acquired fund fees and expenses, brokerage, extraordinary and certain other expenses such as dividend, broker charges and interest expense on short sales) of each class of shares of the Fund to 1.00% of the Fund’s average daily net assets. Expenses waived/reimbursed by the Manager in accordance with this agreement may be recouped by the Manager within the same fiscal year during which such waiver/reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year.

The Trust, on behalf of the Fund, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”) which acts as the distributor of the Class A, Class B, Class C, Class Q and Class Z shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class B and Class C shares, pursuant to the plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Q or Class Z shares of the Fund.

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate of up to .30%, 1% and 1% of the average daily net assets of the Class A, B and C shares, respectively. PIMS has contractually agreed through July 31, 2018 to limit such fees to .25% of the average daily net assets of the Class A shares.

PIMS has advised the Fund that it has received $8,272 in front-end sales charges resulting from sales of Class A shares during the six months ended September 30, 2017. From these fees, PIMS paid such sales charges to affiliated broker-dealers, which in turn paid commissions to sales persons and incurred other distribution costs.

PIMS has advised the Fund that for the six months ended September 30, 2017, it received $521 and $49 in contingent deferred sales charges imposed upon redemptions by certain Class B and Class C shareholders, respectively.

PGIM Investments, PGIM, Inc. and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act,

Prudential US Real Estate Fund	25

Notes to Financial Statements (unaudited) (continued)

that permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors, and/or common officers. Such transactions are subject to ratification by the Board. For the reporting period ended September 30, 2017 no such transactions were entered into by the Fund.

The Fund may invest its overnight sweep cash in the Prudential Core Ultra Short Bond Fund (the “Core Fund”), a series of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PGIM Investments. Earnings from the Core Fund are disclosed on the Statement of Operations as “Affiliated dividend income”.

4. Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Treasury securities) for the six months ended September 30, 2017, were $10,756,510 and $11,456,583, respectively.

5. Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of September 30, 2017 were as follows:

Tax Basis	$21,381,187

Gross Unrealized Appreciation	3,117,472
Gross Unrealized Depreciation	(869,651)

Net Unrealized Appreciation	$2,247,821

The differences between book basis and tax basis was primarily attributable to deferred losses on wash sales.

Management has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. The Fund’s federal, state and local income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

6. Capital

The Fund offers Class A, Class B, Class C, Class Q and Class Z shares. Class A shares are sold with a maximum front-end sales charge of 5.50%. Investors who purchase $1 million

26

or more of Class A shares and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (“CDSC”) of 1%, although they are not subject to an initial sales charge. The Class A CDSC is waived for certain retirement and/or benefit plans. Class B shares are sold with a CDSC which declines from 5% to zero depending on the period of time the shares are held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. Class B shares are closed to new purchases. Class C shares are sold with a CDSC of 1% on sales of shares made within 12 months of purchase. A special exchange privilege is also available for shareholders who qualify to purchase Class A shares at net asset value. Class Q and Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of beneficial interest.

The Trust has authorized an unlimited number of shares of beneficial interest at $.001 par value per share.

As of September 30, 2017, Prudential owned 825 shares of Class Q and 1,266,585 shares of Class Z of the Fund.

At reporting period end, two shareholders of record held 74% of the Fund’s outstanding shares on behalf of multiple beneficial owners, of which 67% were held by an affiliate of Prudential.

Transactions in shares of beneficial interest were as follows:

Class A	Shares	Amount
Six months ended September 30, 2017:
Shares sold	21,188	$257,878
Shares issued in reinvestment of dividends and distributions	803	9,746
Shares reacquired	(60,508)	(741,524)

Net increase (decrease) in shares outstanding before conversion	(38,517)	(473,900)
Shares issued upon conversion from other share class(es)	160	1,969

Net increase (decrease) in shares outstanding	(38,357)	$(471,931)

Year ended March 31, 2017:
Shares sold	240,777	$3,125,192
Shares issued in reinvestment of dividends and distributions	60,264	740,909
Shares reacquired	(231,518)	(2,981,968)

Net increase (decrease) in shares outstanding before conversion	69,523	884,133
Shares issued upon conversion from other share class(es)	9,235	120,751
Shares reacquired upon conversion into other share class(es)	(39,225)	(478,117)

Net increase (decrease) in shares outstanding	39,533	$526,767

Prudential US Real Estate Fund	27

Notes to Financial Statements (unaudited) (continued)

Class B	Shares	Amount
Six months ended September 30, 2017:
Shares sold	608	$7,382
Shares issued in reinvestment of dividends and distributions	26	306
Shares reacquired	(11,452)	(138,487)

Net increase (decrease) in shares outstanding before conversion	(10,818)	(130,799)
Shares reacquired upon conversion into other share class(es)	(162)	(1,969)

Net increase (decrease) in shares outstanding	(10,980)	$(132,768)

Year ended March 31, 2017:
Shares sold	13,597	$185,880
Shares issued in reinvestment of dividends and distributions	13,185	159,841
Shares reacquired	(24,618)	(311,930)

Net increase (decrease) in shares outstanding before conversion	2,164	33,791
Shares reacquired upon conversion into other share class(es)	(4,312)	(55,371)

Net increase (decrease) in shares outstanding	(2,148)	$(21,580)

Class C
Six months ended September 30, 2017:
Shares sold	5,931	$71,564
Shares issued in reinvestment of dividends and distributions	35	418
Shares reacquired	(24,065)	(288,243)

Net increase (decrease) in shares outstanding	(18,099)	$(216,261)

Year ended March 31, 2017:
Shares sold	45,835	$611,002
Shares issued in reinvestment of dividends and distributions	18,301	220,410
Shares reacquired	(39,224)	(484,354)

Net increase (decrease) in shares outstanding before conversion	24,912	347,058
Shares reacquired upon conversion into other share class(es)	(5,061)	(65,380)

Net increase (decrease) in shares outstanding	19,851	$281,678

Class Q
Period ended September 30, 2017*:
Shares sold	822.40	$10,000
Shares issued in reinvestment of dividends and distributions	2.20	27

Net increase (decrease) in shares outstanding	824.60	$10,027

28

Class Z	Shares	Amount
Six months ended September 30, 2017:
Shares sold	9,071	$111,487
Shares issued in reinvestment of dividends and distributions	3,665	44,527
Shares reacquired	(31,402)	(384,991)

Net increase (decrease) in shares outstanding	(18,666)	$(228,977)

Year ended March 31, 2017:
Shares sold	211,906	$2,974,308
Shares issued in reinvestment of dividends and distributions	215,187	2,711,163
Shares reacquired	(1,720,388)	(23,770,200)

Net increase (decrease) in shares outstanding before conversion	(1,293,295)	(18,084,729)
Shares issued upon conversion from other share class(es)	39,195	478,117

Net increase (decrease) in shares outstanding	(1,254,100)	$(17,606,612)

*	Commencement of offering was May 25, 2017.

7. Borrowings

The Trust, on behalf of the Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period October 6, 2016 through October 5, 2017. The Funds pay an annualized commitment fee of .15% of the unused portion of the SCA. The Fund’s portion of the commitment fee for the unused amount, allocated based upon a method approved by the Board, is accrued daily and paid quarterly.

Subsequent to the reporting period end, the SCA has been renewed effective October 5, 2017 and will continue to provide a commitment of $900 million through October 4, 2018. The commitment fee paid by the Funds will continue to be .15% of the unused portion of the SCA. The interest on borrowings under the SCAs is paid monthly and at a per annum interest rate based upon a contractual spread plus the higher of (1) the effective federal funds rate, (2) the 1-month LIBOR rate or (3) zero percent.

Other affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Funds in the SCA equitably.

The Fund did not utilize the SCA during the six months ended September 30, 2017.

Prudential US Real Estate Fund	29

Notes to Financial Statements (unaudited) (continued)

8. Recent Accounting Pronouncements and Reporting Updates

In October 2016, the Securities and Exchange Commission (“SEC”) adopted new forms, rules and rule amendments intended to modernize and enhance the reporting and disclosure of information by registered investment companies and to improve the quality of information that registered investment companies provide to investors. Among the new reporting and disclosure requirements, the SEC would require registered investment companies to establish a liquidity risk management program and to file a new monthly Form N-PORT that provides more detailed information about fund holdings and their liquidity. In addition, the SEC is adopting new Form N-CEN which will require registered investment companies to annually report certain census-type information. The compliance dates are generally June 1, 2018 and December 1, 2018. Management is currently evaluating the impact to the funds.

9. Other

At the Trust’s Board meeting in March 2017, the Board approved a change in the methodology of allocating certain expenses, such as Transfer Agent fees (including sub-transfer agent and networking fees) and Blue Sky fees. PGIM Investments will implement the changes effective January 1, 2018.

30

Financial Highlights (unaudited)

Class A Shares
	Six Months Ended September 30,		Year Ended March 31,
	2017		2017	2016	2015	2014	2013
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$12.01		$13.71	$14.80	$12.78	$12.86	$11.75
Income (loss) from investment operations:
Net investment income (loss)	.08		.06	.21	.15	.10	.07
Net realized and unrealized gain (loss) on investments	.37		.07	(.11)	2.74	.39	1.39
Total from investment operations	.45		.13	.10	2.89	.49	1.46
Less Dividends and Distributions:
Dividends from net investment income	(.03)		(.27)	(.14)	(.13)	(.10)	(.06)
Distributions from net realized gains	-		(1.56)	(1.05)	(.74)	(.47)	(.29)
Total dividends and distributions	(.03)		(1.83)	(1.19)	(.87)	(.57)	(.35)
Net asset value, end of period	$12.43		$12.01	$13.71	$14.80	$12.78	$12.86
Total Return(a):	3.72%		1.01%	1.28%	23.06%	4.20%	12.70%

Ratios/Supplemental Data:
Net assets, end of period (000)	$4,559		$4,863	$5,013	$6,502	$3,080	$2,027
Average net assets (000)	$4,716		$5,555	$4,850	$4,728	$2,687	$1,234
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.25%	(e)	1.34%	1.61% (d)	1.60%	1.60%	1.60%
Expenses before waivers and/or expense reimbursement	2.07%	(e)	1.92%	1.73% (d)	1.85%	2.05%	1.96%
Net investment income (loss)	1.33%	(e)	0.43%	1.53%	1.06%	.79%	.61%
Portfolio turnover rate	46%	(f)	122%	156%	98%	66%	53%

(a)	Total return does not consider the effect of sales load. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	Calculated based on the average shares outstanding during the period.
(c)	Does not include expenses of the underlying portfolio in which the Fund invests.
(d)	Includes .01% of loan interest expense.
(e)	Annualized.
(f)	Not annualized.

See Notes to Financial Statements.

Prudential US Real Estate Fund	31

Financial Highlights (unaudited) (continued)

Class B Shares
	Six Months Ended September 30,		Year Ended March 31,
	2017		2017	2016	2015	2014	2013
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$11.81		$13.51	$14.62	$12.67	$12.78	$11.72
Income (loss) from investment operations:
Net investment income (loss)	.03		(.04)	.11	.05	.03	(.02)
Net realized and unrealized gain (loss) on investments	.37		.07	(.11)	2.69	.37	1.38
Total from investment operations	.40		.03	-	2.74	.40	1.36
Less Dividends and Distributions:
Dividends from net investment income	-	(c)	(.17)	(.06)	(.05)	(.04)	(.01)
Distributions from net realized gains	-		(1.56)	(1.05)	(.74)	(.47)	(.29)
Total dividends and distributions	-		(1.73)	(1.11)	(.79)	(.51)	(.30)
Net asset value, end of period	$12.21		$11.81	$13.51	$14.62	$12.67	$12.78
Total Return(a):	3.42%		.26%	.52%	22.05%	3.53%	11.80%

Ratios/Supplemental Data:
Net assets, end of period (000)	$992		$1,089	$1,276	$1,814	$1,067	$1,380
Average net assets (000)	$1,057		$1,240	$1,443	$1,480	$1,244	$950
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	2.00%	(f)	2.09%	2.36% (e)	2.35%	2.35%	2.35%
Expenses before waivers and/or expense reimbursement	2.77%	(f)	2.61%	2.43% (e)	2.55%	2.73%	2.66%
Net investment income (loss)	.57%	(f)	(.35)%	.80%	.35%	.21%	(.13)%
Portfolio turnover rate	46%	(g)	122%	156%	98%	66%	53%

(a)	Total return does not consider the effect of sales load. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	Calculated based on the average shares outstanding during the period.
(c)	Less than $.005 per share.
(d)	Does not include expenses of the underlying portfolio in which the Fund invests.
(e)	Includes .01% of loan interest expense.
(f)	Annualized.
(g)	Not annualized.

See Notes to Financial Statements.

32

Class C Shares
	Six Months Ended September 30,		Year Ended March 31,
	2017		2017	2016	2015	2014	2013
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$11.79		$13.49	$14.60	$12.65	$12.76	$11.70
Income (loss) from investment operations:
Net investment income (loss)	.03		(.05)	.11	.04	.02	(.01)
Net realized and unrealized gain (loss) on investments	.36		.08	(.11)	2.70	.38	1.37
Total from investment operations	.39		.03	-	2.74	.40	1.36
Less Dividends and Distributions:
Dividends from net investment income	-	(c)	(.17)	(.06)	(.05)	(.04)	(.01)
Distributions from net realized gains	-		(1.56)	(1.05)	(.74)	(.47)	(.29)
Total dividends and distributions	-		(1.73)	(1.11)	(.79)	(.51)	(.30)
Net asset value, end of period	$12.18		$11.79	$13.49	$14.60	$12.65	$12.76
Total Return(a):	3.34%		0.26%	.53%	22.09%	3.54%	11.82%

Ratios/Supplemental Data:
Net assets, end of period (000)	$1,368		$1,536	$1,491	$1,769	$854	$690
Average net assets (000)	$1,470		$1,669	$1,543	$1,244	$824	$401
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	2.00%	(f)	2.08%	2.36% (e)	2.35%	2.35%	2.35%
Expenses before waivers and/or expense reimbursement	2.77%	(f)	2.62%	2.43% (e)	2.55%	2.75%	2.65%
Net investment income (loss)	.58%	(f)	(.39)%	.80%	.31%	.12%	(.12)%
Portfolio turnover rate	46%	(g)	122%	156%	98%	66%	53%

(a)	Total return does not consider the effect of sales load. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	Calculated based on the average shares outstanding during the period.
(c)	Less than $.005 per share.
(d)	Does not include expenses of the underlying portfolio in which the Fund invests.
(e)	Includes .01% of loan interest expense.
(f)	Annualized.
(g)	Not annualized.

See Notes to Financial Statements.

Prudential US Real Estate Fund	33

Financial Highlights (unaudited) (continued)

Class Q Shares
	May 25, 2017(a) through September 30, 2017
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$12.16
Income (loss) from investment operations:
Net investment income (loss)	.08
Net realized and unrealized gain (loss) on investments	.24
Total from investment operations	.32
Less Dividends and Distributions:
Dividends from net investment income	(.03)
Net asset value, end of period	$12.45
Total Return(c):	2.67%

Ratios/Supplemental Data:
Net assets, end of period (000)	$10
Average net assets (000)	$10
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	1.00%	(e)
Expenses before waivers and/or expense reimbursement	1.69%	(e)
Net investment income (loss)	1.92%	(e)
Portfolio turnover rate	46%	(f)

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(d)	Does not include expenses of the underlying portfolio in which the Fund invests.
(e)	Annualized.
(f)	Not annualized.

See Notes to Financial Statements.

34

Class Z Shares
	Six Months Ended September 30,		Year Ended March 31,
	2017		2017	2016	2015	2014	2013
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$12.02		$13.72	$14.80	$12.79	$12.86	$11.75
Income (loss) from investment operations:
Net investment income (loss)	.10		.08	.26	.19	.14	.11
Net realized and unrealized gain (loss) on investments	.36		.09	(.12)	2.72	.39	1.38
Total from investment operations	.46		.17	.14	2.91	.53	1.49
Less Dividends and Distributions:
Dividends from net investment income	(.03)		(.31)	(.17)	(.16)	(.13)	(.09)
Distributions from net realized gains	-		(1.56)	(1.05)	(.74)	(.47)	(.29)
Total dividends and distributions	(.03)		(1.87)	(1.22)	(.90)	(.60)	(.38)
Net asset value, end of period	$12.45		$12.02	$13.72	$14.80	$12.79	$12.86
Total Return(a):	3.86%		1.26%	1.56%	23.27%	4.55%	12.96%

Ratios/Supplemental Data:
Net assets, end of period (000)	$16,759		$16,397	$35,941	$35,218	$28,037	$22,749
Average net assets (000)	$16,598		$22,153	$36,976	$29,979	$21,876	$20,014
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.00%	(e)	1.13%	1.36% (d)	1.35%	1.35%	1.35%
Expenses before waivers and/or expense reimbursement	1.77%	(e)	1.56%	1.43% (d)	1.55%	1.74%	1.69%
Net investment income (loss)	1.60%	(e)	.63%	1.90%	1.34%	1.08%	.90%
Portfolio turnover rate	46%	(f)	122%	156%	98%	66%	53%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	Calculated based on the average shares outstanding during the period.
(c)	Does not include expenses of the underlying portfolio in which the Fund invests.
(d)	Includes .01% of loan interest expense.
(e)	Annualized.
(f)	Not annualized.

See Notes to Financial Statements.

Prudential US Real Estate Fund	35

Approval of Advisory Agreements (unaudited)

The Fund’s Board of Trustees

The Board of Trustees (the “Board”) of Prudential US Real Estate Fund (the “Fund”)1 consists of twelve individuals, nine of whom are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”). The Board is responsible for the oversight of the Fund and its operations, and performs the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Trustees have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Trustee. The Board has established four standing committees: the Audit Committee, the Nominating and Governance Committee, and two Investment Committees. Each committee is chaired by, and composed of, Independent Trustees.

Annual Approval of the Fund’s Advisory Agreements

As required under the 1940 Act, the Board determines annually whether to renew the Fund’s management agreement with PGIM Investments LLC (“PGIM Investments”) and the Fund’s subadvisory agreement with PGIM, Inc. (“PGIM”), which provides subadvisory services to the Fund through its PGIM Real Estate unit. In considering the renewal of the agreements, the Board, including all of the Independent Trustees,2 met on June 6-8, 2017 and approved the renewal of the agreements through July 31, 2018, after concluding that the renewal of the agreements was in the best interests of the Fund and its shareholders.

In advance of the meetings, the Board requested and received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with its consideration. Among other things, the Board considered comparative fee information from PGIM Investments and PGIM. Also, the Board considered comparisons with other mutual funds in relevant Peer Universes and Peer Groups, as is further discussed below.

In approving the agreements, the Board, including the Independent Trustees advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services provided by PGIM Investments and the subadviser, the performance of the Fund, the profitability of PGIM Investments and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with the Fund and its shareholders as the Fund’s assets grow. In their deliberations, the Trustees did not identify any single factor which alone was responsible for the Board’s decision to approve the agreements with respect to the Fund. In connection with its deliberations, the Board considered information provided by PGIM Investments throughout the year at regular Board

[1]	Prudential US Real Estate Fund is a series of Prudential Investment Portfolios 12.
[2]	Barry H. Evans and Laurie Simon Hodrick joined the Board effective as of September 1, 2017. Neither Mr. Evans nor Ms. Hodrick participated in the consideration of the renewal of the Fund’s advisory agreements.

Prudential US Real Estate Fund

Approval of Advisory Agreements (continued)

meetings, presentations from portfolio managers and other information, as well as information furnished at or in advance of the meetings on June 6-8, 2017.

The Trustees determined that the overall arrangements between the Fund and PGIM Investments, which serves as the Fund’s investment manager pursuant to a management agreement, and between PGIM Investments and PGIM, pursuant to the terms of a subadvisory agreement with PGIM Investments, are in the best interests of the Fund and its shareholders in light of the services performed, fees charged and such other matters as the Trustees considered relevant in the exercise of their business judgment.

The material factors and conclusions that formed the basis for the Trustees’ reaching their determinations to approve the continuance of the agreements are separately discussed below.

Nature, Quality and Extent of Services

The Board received and considered information regarding the nature, quality and extent of services provided to the Fund by PGIM Investments and PGIM Real Estate. The Board considered the services provided by PGIM Investments, including but not limited to the oversight of the subadviser for the Fund, as well as the provision of fund recordkeeping, compliance, and other services to the Fund. With respect to PGIM Investments’ oversight of the subadviser, the Board noted that PGIM Investments’ Strategic Investment Research Group (“SIRG”), which is a business unit of PGIM Investments, is responsible for monitoring and reporting to PGIM Investments’ senior management on the performance and operations of the subadviser. The Board also considered that PGIM Investments pays the salaries of all of the officers and interested Trustees of the Fund who are part of Fund management. The Board also considered the investment subadvisory services provided by PGIM Real Estate, as well as adherence to the Fund’s investment restrictions and compliance with applicable Fund policies and procedures. The Board considered PGIM Investments’ evaluation of the subadviser, as well as PGIM Investments’ recommendation, based on its review of the subadviser, to renew the subadvisory agreement.

The Board considered the qualifications, backgrounds and responsibilities of PGIM Investments’ senior management responsible for the oversight of the Fund and PGIM Real Estate, and also considered the qualifications, backgrounds and responsibilities of PGIM Real Estate’s portfolio managers who are responsible for the day-to-day management of the Fund’s portfolio. The Board was provided with information pertaining to PGIM Investments’ and PGIM Real Estate’s organizational structure, senior management, investment operations, and other relevant information pertaining to PGIM Investments, and PGIM Real Estate. The Board also noted that it received favorable compliance reports from the Fund’s Chief Compliance Officer (“CCO”) as to PGIM Investments and PGIM Real Estate. The Board noted that PGIM Real Estate is affiliated with PGIM Investments.

Visit our website at pgiminvestments.com

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by PGIM Investments and the subadvisory services provided to the Fund by PGIM Real Estate, and that there was a reasonable basis on which to conclude that the Fund benefits from the services provided by PGIM Investments and PGIM Real Estate under the management and subadvisory agreements.

Costs of Services and Profits Realized by PGIM Investments

The Board was provided with information on the profitability of PGIM Investments and its affiliates in serving as the Fund’s investment manager. The Board discussed with PGIM Investments the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the adviser’s capital structure and cost of capital. However, the Board considered that the cost of services provided by PGIM Investments exceeded the management fees received by PGIM Investments, resulting in an operating loss to PGIM Investments for the year ended December 31, 2016. The Board further noted that the subadviser is affiliated with PGIM Investments and that its profitability is reflected in PGIM Investments’ profitability report. Taking these factors into account, the Board concluded that the profitability of PGIM Investments and its affiliates in relation to the services rendered was not unreasonable.

Economies of Scale

The Board received and discussed information concerning economies of scale that PGIM Investments may realize as the Fund’s assets grow beyond current levels. The Board noted that the management fee schedule for the Fund includes breakpoints, which have the effect of decreasing the fee rate as assets increase, but that at its current level of assets the Fund does not realize the effect of those rate reductions. The Board took note that the Fund’s fee structure currently results in benefits to Fund shareholders whether or not PGIM Investments realizes any economies of scale. The Board noted that economies of scale, if any, may be shared with the Fund in several ways, including low management fees from inception, additional technological and personnel investments to enhance shareholder services, and maintaining existing expense structures in the face of a rising cost environment. The Board considered PGIM Investments’ assertion that it continually evaluates the management fee schedule of the Fund and the potential to share economies of scale through breakpoints or fee waivers as asset levels increase.

Prudential US Real Estate Fund

Approval of Advisory Agreements (continued)

The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of PGIM Investments’ costs are not specific to individual funds, but rather are incurred across a variety of products and services.

Other Benefits to PGIM Investments and PGIM Real Estate

The Board considered potential ancillary benefits that might be received by PGIM Investments and PGIM Real Estate and their affiliates as a result of their relationship with the Fund. The Board concluded that potential benefits to be derived by PGIM Investments included transfer agency fees received by the Fund’s transfer agent (which is affiliated with PGIM Investments), and benefits to its reputation as well as other intangible benefits resulting from PGIM Investments’ association with the Fund. The Board concluded that the potential benefits to be derived by PGIM Real Estate included its ability to use soft dollar credits, as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and benefits to its reputation. The Board concluded that the benefits derived by PGIM Investments and PGIM Real Estate were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

Performance of the Fund / Fees and Expenses

The Board considered certain additional specific factors and made related conclusions relating to the historical performance of the Fund for the one-, three-, and five-year periods ended December 31, 2016.

The Board also considered the Fund’s actual management fee, as well as the Fund’s net total expense ratio, for the fiscal year ended March 31, 2016. The Board considered the management fee for the Fund as compared to the management fee charged by PGIM Investments to other funds and the fee charged by other advisers to comparable mutual funds in a Peer Group. The actual management fee represents the fee rate actually paid by Fund shareholders and includes any fee waivers or reimbursements. The net total expense ratio for the Fund represents the actual expense ratio incurred by Fund shareholders.

The mutual funds included in the Peer Universe (the Lipper Real Estate Funds Performance Universe), which was used to consider performance, and the Peer Group, which was used to consider fees and expenses, were objectively determined by Broadridge, an independent provider of mutual fund data. The comparisons placed the Fund in various quartiles, with the first quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

The section below summarizes key factors considered by the Board and the Board’s conclusions regarding the Fund’s performance, fees and overall expenses. The table sets

Visit our website at pgiminvestments.com

forth gross performance comparisons (which do not reflect the impact on performance of fund expenses, or any subsidies, expense caps or waivers that may be applicable) with the Peer Universe, actual management fees with the Peer Group (which reflect the impact of any subsidies or fee waivers), and net total expenses with the Peer Group, each of which were key factors considered by the Board.

Performance	1 Year	3 Years	5 Years	10 Years
	3rd Quartile	3rd Quartile	3rd Quartile	N/A
Actual Management Fees: 2nd Quartile
Net Total Expenses: 3rd Quartile

•	The Board noted that the Fund underperformed its benchmark index over all periods.
•

The Board considered PGIM Investments’ explanation that the Fund’s underperformance was attributable to the Fund’s underweight positioning in non-core REIT investments, which significantly outperformed in 2016.

•

The Board also considered PGIM Investments’ assertion that the Fund’s lower tracking error over time versus the Fund’s Peer Universe makes benchmark relative performance more relevant when evaluating the Fund. In that regard, the Board considered information from PGIM Investments that prior to 2016, the Fund performed in-line with its benchmark index over the trailing one-year period, and outperformed its benchmark index over the trailing three- and five-year periods.

•

The Board noted that effective July 1, 2016 PGIM Investments capped the Fund’s annual operating expenses at 1.00% (exclusive of 12b-1 fees and certain other fees), through July 31, 2018. In that regard, the Board considered information provided by PGIM Investments indicating that if the expense cap were in effect for the full fiscal year, the Fund’s net total expenses would rank in the first quartile of its Peer Group.

•	The Board concluded that, in light of the above, it would be in the best interests of the Fund and its shareholders to renew the agreements.
•	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

*    *    *

After full consideration of these factors, the Board concluded that the approval of the agreements was in the best interests of the Fund and its shareholders.

Prudential US Real Estate Fund

∎ MAIL	∎ TELEPHONE	∎ WEBSITE
655 Broad Street Newark, NJ 07102	(800) 225-1852	www.pgiminvestments.com

PROXY VOTING
The Board of Trustees of the Fund has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

TRUSTEES
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Barry H. Evans • Keith F. Hartstein • Laurie Simon Hodrick • Michael S. Hyland • Stuart S. Parker • Richard A. Redeker • Stephen G. Stoneburn • Grace C. Torres

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • M. Sadiq Peshimam, Treasurer and Principal Financial and Accounting Officer • Raymond A. O’Hara, Chief Legal Officer • Deborah A. Docs, Secretary • Chad A. Earnst, Chief Compliance Officer • Charles H. Smith, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • Andrew R. French, Assistant Secretary • Peter Parrella, Assistant Treasurer • Lana Lomuti, Assistant Treasurer • Linda McMullin, Assistant Treasurer • Kelly A. Coyne, Assistant Treasurer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

INVESTMENT SUBADVISER	PGIM Real Estate	7 Giralda Farms Madison, NJ 07940

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	225 Liberty Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain a prospectus and summary prospectus by visiting our website at www.pgiminvestments.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to www.pgiminvestments.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES
Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, Prudential US Real Estate Fund, PGIM Investments, Attn: Board of Trustees, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Trustee by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each month no sooner than 15 days after the end of the month.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PRUDENTIAL US REAL ESTATE FUND

SHARE CLASS	A	B	C	Q	Z
NASDAQ	PJEAX	PJEBX	PJECX	PJEQX	PJEZX
CUSIP	744336603	744336702	744336801	744336751	744336884

MF209E2

PRUDENTIAL QMA LONG-SHORT EQUITY FUND

SEMIANNUAL REPORT

SEPTEMBER 30, 2017

To enroll in e-delivery, go to pgiminvestments.com/edelivery

Objective: Long-term capital appreciation

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of September 30, 2017 were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC, a Prudential Financial company and member SIPC. QMA is the primary business name of Quantitative Management Associates LLC, a wholly owned subsidiary of PGIM, Inc. (PGIM), a Prudential Financial Company. © 2017 Prudential Financial, Inc. and its related entities. PGIM and the PGIM logo are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

2	Visit our website at pgiminvestments.com

PRUDENTIAL FUNDS — UPDATE

Effective on or about June 1, 2018 (the “Effective Date”), the Fund’s Class A, Class C, Class R, and Class Z shares, as applicable, will be closed to investments by new group retirement plans, except as discussed below. Existing group retirement plans as of the Effective Date may keep their investments in their current share class and may continue to make additional purchases or exchanges of that class of shares. As of the Effective Date, all new group retirement plans wishing to add the Fund as a new addition to the plan generally will be into one of the available Class Q shares, Class R2 shares, or Class R4 shares of the Fund.

In addition, on or about the Effective Date, the Class R shares of the Fund will be closed to all new investors, except as discussed below. Due to the closing of the Class R shares to new investors, effective on or about the Effective Date new IRA investors may only purchase Class A, Class C, Class Z, or Class Q shares of the Fund, subject to share class eligibility. Following the Effective Date, no new accounts may be established in the Fund’s Class R shares and no Class R shares may be purchased or acquired by any new Class R shareholder, except as discussed below.

	Class A	Class C	Class Z	Class R
Existing Investors (Group Retirement Plans, IRAs, and all other investors)	No Change	No Change	No Change	No Change
New Group Retirement Plans	Closed to group retirement plans wishing to add the share classes as new additions to plan menus on or about June 1, 2018, subject to certain exceptions below
New IRAs	No Change	No Change	No Change	Closed to all new investors on or about June 1, 2018, subject to certain exceptions below
All Other New Investors	No Change	No Change	No Change

Prudential QMA Long-Short Equity Fund

However, the following new investors may continue to purchase Class A, Class C, Class R, and Class Z shares of the Fund, as applicable:

•	Eligible group retirement plans who are exercising their one-time 90-day repurchase privilege in the Fund will be permitted to purchase such share classes.
•

Plan participants in a group retirement plan that offers Class A, Class C, Class R, or Class Z shares of the Fund as of the Effective Date will be permitted to purchase such share classes of the Fund, even if the plan participant did not own shares of that class of the Fund as of the Effective Date.

•

Certain new group retirement plans will be permitted to offer such share classes of the Fund after the Effective Date, provided that the plan has or is actively negotiating a contractual agreement with the Fund’s distributor or service provider to offer such share classes of the Fund prior to or on the Effective Date.

•

New group retirement plans that combine with, replace, or are otherwise affiliated with a current plan that invests in such share classes prior to or on the Effective Date will be permitted to purchase such share classes.

The Fund also reserves the right to refuse any purchase order that might disrupt management of the Fund or to otherwise modify the closure policy at any time on a case-by-case basis.

Visit our website at pgiminvestments.com

Letter from the President

Dear Shareholder:

We hope you find the semiannual report for the Prudential QMA Long-Short Equity Fund informative and useful. The report covers performance for the six-month period ended September 30, 2017.

Since market conditions change over time, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. However, diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

At PGIM Investments, we consider it a great privilege and responsibility to help investors participate in opportunities across global markets while meeting their toughest investment challenges. We’re part of PGIM, a top-10 global investment manager with more than $1 trillion in assets under management. This investment expertise allows us to deliver actively managed funds and strategies to meet the needs of investors around the globe.

Thank you for choosing our family of funds.

Sincerely,

Stuart Parker, President

Prudential QMA Long-Short Equity Fund

November 16, 2017

Prudential QMA Long-Short Equity Fund	5

Your Fund’s Performance (unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.pgiminvestments.com or by calling (800) 225-1852.

	Total Returns as of 9/30/17 (without sales charges)	Average Annual Total Returns as of 9/30/17 (with sales charges)
	Six Months* (%)	One Year (%)	Since Inception (%)
Class A	4.22	4.37	5.61 (5/29/2014)
Class C	3.79	8.64	6.61 (5/29/2014)
Class Q	4.01**	N/A	N/A (5/25/2017)
Class Z	4.27	10.65	7.67 (5/29/2014)
S&P 500 Index	7.70	18.59	10.72
Customized Blend Index	4.02	9.32	5.49
Lipper Alternative Long/Short Equity Funds Average	3.90	9.24	3.50

*Not annualized

**Since inception

Source: PGIM Investments LLC and Lipper Inc.

Inception returns are provided for any share class with less than 10 fiscal years of returns. The Since Inception returns for the Indexes and the Lipper Average are measured from the closest month-end to inception date for the indicated share class.

6	Visit our website at pgiminvestments.com

The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A*	Class C*	Class Q	Class Z*
Maximum initial sales charge	5.50% of the public offering price	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of original purchase price or net asset value at redemption)	1% on sales of $1 million or more made within 12 months of purchase	1% on sales made within 12 months of purchase	None	None
Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.30% (0.25% currently)	1%	None	None

*Certain share classes will be generally closed to investments by new group retirement plans effective on or about June 1, 2018. Please see the “PRUDENTIAL FUNDS—UPDATE” in the front of this report for more information.

Benchmark Definitions

Customized Blend Index—The Customized Blend Index (the Index) is a model portfolio consisting of the S&P 500 Index (50%), which is unmanaged and provides a broad indicator of stock price movements, and the Citigroup 3-Month Treasury Bill Index (50%), which is unmanaged and represents monthly return equivalents of yield averages of the last three-month Treasury Bill issues.

S&P 500 Index—The Standard & Poor’s 500 Composite Stock Price Index (S&P 500 Index) is an unmanaged index of over 500 stocks of large US public companies. It gives a broad look at how stock prices in the United States have performed.

Lipper Alternative Long/Short Equity Funds Average—The Lipper Alternative Long/Short Equity Funds Average (Lipper Average) is based on an average return of all funds in the Lipper Alternative Long/Short Equity Funds universe for the periods noted. Funds in the Lipper Alternative Long/Short Equity Funds universe employ portfolio strategies combining long holdings of equities with short sales of equity, equity options, or equity index options.

Investors cannot invest directly in an index. The returns for the Indexes would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes.

Prudential QMA Long-Short Equity Fund	7

Your Fund’s Performance (continued)

Presentation of Fund Holdings

Five Largest Holdings—Long Positions* expressed as a percentage of net assets as of 9/30/17 (%)

Facebook, Inc., (Class A Stock), Internet Software & Services	1.8
Bank of America Corp., Banks	1.5
Alphabet, Inc., (Class C Stock), Internet Software & Services	1.5
Applied Materials, Inc., Semiconductors & Semiconductor Equipment	1.4
Adobe Systems, Inc., Software	1.3

Holdings reflect only long-term investments and are subject to change.

Five Largest Holdings—Short Positions** expressed as a percentage of net assets as of 9/30/17 (%)

Workday, Inc., (Class A Stock), Software	(1.2)
Palo Alto Networks, Inc., Communications Equipment	(1.1)
Square, Inc., (Class A Stock), IT Services	(1.1)
CF Industries Holdings, Inc., Commercial Services & Supplies	(1.1)
Marriott International, Inc., Hotels, Restaurants & Leisure	(1.1)

Five Largest Industries expressed as a percentage of net assets as of 9/30/17 (%)
Software	7.6
Oil, Gas & Consumable Fuels	5.7
Biotechnology	4.7
Health Care Equipment & Supplies	4.4
Semiconductors & Semiconductor Equipment	4.4

Industry weightings reflect only long-term investments and are subject to change.

*A long position is defined as buying shares of stock with the expectation of profiting when the share price appreciates.

**A short position is defined as borrowing shares and then selling those shares with the expectation of profiting when the share price depreciates and those shares can be bought back at a cheaper price. Short positions in the Fund are expressed as a negative percentage of net assets.

8	Visit our website at pgiminvestments.com

Fees and Expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 held through the six-month period ended September 30, 2017. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of Prudential funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the

Prudential QMA Long-Short Equity Fund	9

Fees and Expenses (continued)

period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Prudential QMA Long-Short Equity Fund		Beginning Account Value April 1, 2017	Ending Account Value September 30, 2017	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Class A	Actual	$1,000.00	$1,042.20	2.47%	$12.65
	Hypothetical	$1,000.00	$1,012.68	2.47%	$12.46
Class C	Actual	$1,000.00	$1,037.90	3.21%	$16.40
	Hypothetical	$1,000.00	$1,008.97	3.21%	$16.17
Class Q**	Actual	$1,000.00	$1,040.10	2.38%	$8.51
	Hypothetical	$1,000.00	$1,013.14	2.38%	$12.01
Class Z	Actual	$1,000.00	$1,042.70	2.21%	$11.32
	Hypothetical	$1,000.00	$1,013.99	2.21%	$11.16

* Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 183 days in the six-month period ended September 30, 2017, and divided by the 365 days in the Fund’s fiscal year ending March 31, 2018 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

**“Actual” expenses are calculated using the 128 day in the period ended September 30, 2017 due to the Class’ inception date of May 25, 2017.

10	Visit our website at pgiminvestments.com

Schedule of Investments (unaudited)

as of September 30, 2017

Description	Shares	Value
LONG-TERM INVESTMENTS 97.1%

COMMON STOCKS

Aerospace & Defense 3.2%
BWX Technologies, Inc.	21,400	$1,198,828
Curtiss-Wright Corp.	2,200	229,988
Ducommun, Inc.*	4,500	144,225
Huntington Ingalls Industries, Inc.	10,300	2,332,332
Lockheed Martin Corp.	13,600	4,219,944
Moog, Inc., (Class A Stock)*	8,100	675,783
Spirit AeroSystems Holdings, Inc., (Class A Stock)	45,100	3,505,172
Wesco Aircraft Holdings, Inc.*	10,200	95,880

		12,402,152

Air Freight & Logistics 0.7%
FedEx Corp.	12,400	2,797,192

Auto Components 0.8%
Cooper-Standard Holdings, Inc.*	12,000	1,391,640
Lear Corp.	8,100	1,401,948
Tenneco, Inc.	1,400	84,938

		2,878,526

Banks 3.5%
Bank of America Corp.(u)	233,500	5,916,890
JPMorgan Chase & Co.	45,900	4,383,909
Popular, Inc. (Puerto Rico)	34,300	1,232,742
QCR Holdings, Inc.	3,100	141,050
SunTrust Banks, Inc.	29,200	1,745,284

		13,419,875

Beverages 1.5%
Dr. Pepper Snapple Group, Inc.	8,300	734,301
National Beverage Corp.	28,300	3,510,615
PepsiCo, Inc.	14,100	1,571,163

		5,816,079

Biotechnology 4.7%
AbbVie, Inc.(u)	55,600	4,940,616
Alexion Pharmaceuticals, Inc.*	4,100	575,189
Amgen, Inc.(u)	24,180	4,508,361
Biogen, Inc.*	1,680	526,042
BioSpecifics Technologies Corp.*	4,700	218,644
Bioverativ, Inc.*	15,940	909,696

See Notes to Financial Statements.

Prudential QMA Long-Short Equity Fund	11

Schedule of Investments (unaudited) (continued)

as of September 30, 2017

Description	Shares	Value
COMMON STOCKS (Continued)

Biotechnology (cont’d.)
Celgene Corp.*(u)	33,900	$4,943,298
Gilead Sciences, Inc.	18,000	1,458,360

		18,080,206

Building Products 1.3%
American Woodmark Corp.*	3,000	288,750
Continental Building Products, Inc.*	70,600	1,835,600
NCI Building Systems, Inc.*	76,000	1,185,600
Patrick Industries, Inc.*	10,300	866,230
Universal Forest Products, Inc.	8,100	795,096

		4,971,276

Capital Markets 0.6%
LPL Financial Holdings, Inc.	8,400	433,188
Raymond James Financial, Inc.	4,100	345,753
S&P Global, Inc.	8,500	1,328,635

		2,107,576

Chemicals 1.5%
Chemours Co. (The)	75,700	3,831,177
Ingevity Corp.*	12,200	762,134
KMG Chemicals, Inc.	2,600	142,688
Koppers Holdings, Inc.*	20,900	964,535

		5,700,534

Commercial Services & Supplies 0.3%
Herman Miller, Inc.	4,200	150,780
Knoll, Inc.	15,900	318,000
Quad/Graphics, Inc.	20,000	452,200
Steelcase, Inc., (Class A Stock)	24,800	381,920

		1,302,900

Communications Equipment 2.3%
CommScope Holding Co., Inc.*	89,000	2,955,690
F5 Networks, Inc.*	22,400	2,700,544
Juniper Networks, Inc.	68,900	1,917,487
Plantronics, Inc.	23,900	1,056,858

		8,630,579

Construction & Engineering 1.4%
EMCOR Group, Inc.	21,900	1,519,422
MasTec, Inc.*	79,100	3,670,240

		5,189,662

See Notes to Financial Statements.

12

Description	Shares	Value
COMMON STOCKS (Continued)

Construction Materials 0.3%
Eagle Materials, Inc.	9,100	$970,970

Consumer Finance 0.3%
Navient Corp.	60,100	902,702
Nelnet, Inc., (Class A Stock)	3,400	171,700

		1,074,402

Containers & Packaging 1.4%
Crown Holdings, Inc.*	12,600	752,472
Greif, Inc., (Class A Stock)	35,000	2,048,900
Owens-Illinois, Inc.*	59,600	1,499,536
WestRock Co.	20,100	1,140,273

		5,441,181

Distributors 0.4%
LKQ Corp.*	43,000	1,547,570

Diversified Consumer Services 0.1%
Grand Canyon Education, Inc.*	5,000	454,100

Diversified Telecommunication Services 0.9%
AT&T, Inc.	19,400	759,898
Verizon Communications, Inc.	54,300	2,687,307

		3,447,205

Electric Utilities 0.6%
PPL Corp.	61,900	2,349,105

Electronic Equipment, Instruments & Components 2.7%
Anixter International, Inc.*	10,200	867,000
Arrow Electronics, Inc.*	12,600	1,013,166
Insight Enterprises, Inc.*	3,800	174,496
IPG Photonics Corp.*	12,500	2,313,250
Itron, Inc.*	56,500	4,375,925
PC Connection, Inc.	8,000	225,520
SYNNEX Corp.	10,600	1,341,006

		10,310,363

Energy Equipment & Services 0.1%
Archrock, Inc.	28,200	353,910
McDermott International, Inc.*	21,800	158,486

		512,396

See Notes to Financial Statements.

Prudential QMA Long-Short Equity Fund	13

Schedule of Investments (unaudited) (continued)

as of September 30, 2017

Description	Shares	Value
COMMON STOCKS (Continued)

Equity Real Estate Investment Trusts (REITs) 3.7%
American Tower Corp.	14,400	$1,968,192
Apple Hospitality REIT, Inc.	6,400	121,024
Chesapeake Lodging Trust	13,100	353,307
Franklin Street Properties Corp.	68,400	726,408
GEO Group, Inc. (The)	106,200	2,856,780
Hospitality Properties Trust	74,000	2,108,260
InfraREIT, Inc.	14,200	317,654
Outfront Media, Inc.	38,800	976,984
Ryman Hospitality Properties, Inc.	8,800	549,912
Spirit Realty Capital, Inc.	28,700	245,959
VEREIT, Inc.	179,700	1,489,713
WP Carey, Inc.	13,000	876,070
Xenia Hotels & Resorts, Inc.	68,800	1,448,240

		14,038,503

Food & Staples Retailing 0.0%
Ingles Markets, Inc., (Class A Stock)	3,900	100,230

Food Products 2.6%
Conagra Brands, Inc.	48,100	1,622,894
Lamb Weston Holdings, Inc.	1,033	48,437
Sanderson Farms, Inc.	25,500	4,118,760
Tyson Foods, Inc., (Class A Stock)	60,700	4,276,315

		10,066,406

Gas Utilities 1.7%
Atmos Energy Corp.	44,800	3,756,032
UGI Corp.	55,000	2,577,300

		6,333,332

Health Care Equipment & Supplies 4.4%
Abbott Laboratories	28,200	1,504,752
Baxter International, Inc.	67,200	4,216,800
Danaher Corp.	41,000	3,516,980
Hill-Rom Holdings, Inc.	14,100	1,043,400
Hologic, Inc.*	69,200	2,538,948
IDEXX Laboratories, Inc.*	5,000	777,450
Masimo Corp.*	40,200	3,479,712

		17,078,042

Health Care Providers & Services 3.7%
Centene Corp.*	11,500	1,112,855
Express Scripts Holding Co.*	47,000	2,976,040

See Notes to Financial Statements.

14

Description	Shares	Value
COMMON STOCKS (Continued)

Health Care Providers & Services (cont’d.)
Magellan Health, Inc.*	9,700	$837,110
UnitedHealth Group, Inc.(u)	25,100	4,915,835
WellCare Health Plans, Inc.*	24,300	4,173,282

		14,015,122

Health Care Technology 1.3%
Cerner Corp.*(u)	68,600	4,892,552

Hotels, Restaurants & Leisure 2.0%
Bloomin’ Brands, Inc.	88,600	1,559,360
Hilton Grand Vacations, Inc.*	14,700	567,861
McDonald’s Corp.	4,900	767,732
Ruth’s Hospitality Group, Inc.	31,600	662,020
Texas Roadhouse, Inc.	5,700	280,098
Yum China Holdings, Inc.*	93,900	3,753,183

		7,590,254

Household Durables 2.8%
D.R. Horton, Inc.	92,400	3,689,532
La-Z-Boy, Inc.	37,600	1,011,440
NVR, Inc.*(u)	1,660	4,739,300
Taylor Morrison Home Corp., (Class A Stock)*	63,700	1,404,585

		10,844,857

Independent Power & Renewable Electricity Producers 0.4%
AES Corp.	47,800	526,756
Atlantica Yield PLC (Spain)	55,500	1,093,350

		1,620,106

Insurance 1.6%
American Equity Investment Life Holding Co.	27,000	785,160
American International Group, Inc.	59,900	3,677,261
Unum Group	36,200	1,850,906

		6,313,327

Internet & Direct Marketing Retail 1.5%
1-800-Flowers.com, Inc., (Class A Stock)*	52,500	517,125
FTD Cos., Inc.*	13,100	170,824
Liberty Interactive Corp. QVC Group, (Class A Stock)*	36,200	853,234
Liberty TripAdvisor Holdings, Inc., (Class A Stock)*	24,900	307,515
Nutrisystem, Inc.	70,600	3,946,540

		5,795,238

See Notes to Financial Statements.

Prudential QMA Long-Short Equity Fund	15

Schedule of Investments (unaudited) (continued)

as of September 30, 2017

Description	Shares	Value
COMMON STOCKS (Continued)

Internet Software & Services 4.0%
Alphabet, Inc., (Class A Stock)*	1,500	$1,460,580
Alphabet, Inc., (Class C Stock)*(u)	6,062	5,814,125
Blucora, Inc.*	25,200	637,560
CoStar Group, Inc.*	2,400	643,800
Facebook, Inc., (Class A Stock)*(u)	40,100	6,851,887

		15,407,952

IT Services 3.4%
Booz Allen Hamilton Holding Corp.	24,700	923,533
CACI International, Inc., (Class A Stock)*	7,700	1,072,995
Cognizant Technology Solutions Corp., (Class A Stock)	55,600	4,033,224
CSG Systems International, Inc.	12,100	485,210
DST Systems, Inc.	14,100	773,808
ExlService Holdings, Inc.*	8,300	484,056
First Data Corp., (Class A Stock)*	142,000	2,561,680
Hackett Group, Inc. (The)	25,100	381,269
Leidos Holdings, Inc.	19,200	1,137,024
MAXIMUS, Inc.	4,500	290,250
Total System Services, Inc.	5,200	340,600
Travelport Worldwide Ltd.	41,500	651,550

		13,135,199

Life Sciences Tools & Services 0.5%
Bruker Corp.	47,300	1,407,175
Charles River Laboratories International, Inc.*	4,300	464,486

		1,871,661

Machinery 3.6%
Crane Co.	5,500	439,945
Fortive Corp.	9,900	700,821
Global Brass & Copper Holdings, Inc.	16,000	540,800
Harsco Corp.*	16,500	344,850
IDEX Corp.	8,100	983,907
Ingersoll-Rand PLC	16,600	1,480,222
Lincoln Electric Holdings, Inc.	4,100	375,888
Lydall, Inc.*	5,000	286,500
Mueller Industries, Inc.	3,900	136,305
Oshkosh Corp.	48,800	4,027,952
SPX Corp.*	52,000	1,525,680
SPX FLOW, Inc.*	5,600	215,936
Toro Co. (The)	5,800	359,948

See Notes to Financial Statements.

16

Description	Shares	Value
COMMON STOCKS (Continued)

Machinery (cont’d.)
Wabash National Corp.	109,200	$2,491,944

		13,910,698

Media 0.8%
Comcast Corp., (Class A Stock)	83,600	3,216,928

Metals & Mining 2.6%
Alcoa Corp.*	15,100	703,962
Reliance Steel & Aluminum Co.	5,100	388,467
Southern Copper Corp. (Peru)	70,300	2,795,128
Steel Dynamics, Inc.	115,400	3,977,838
Worthington Industries, Inc.	42,600	1,959,600

		9,824,995

Mortgage Real Estate Investment Trusts (REITs) 0.4%
Chimera Investment Corp.	78,500	1,485,220
Western Asset Mortgage Capital Corp.	11,000	115,170

		1,600,390

Multi-Utilities 0.8%
MDU Resources Group, Inc.	112,600	2,921,970
Public Service Enterprise Group, Inc.	6,000	277,500

		3,199,470

Multiline Retail 0.8%
Kohl’s Corp.	25,800	1,177,770
Macy’s, Inc.	94,500	2,061,990

		3,239,760

Oil, Gas & Consumable Fuels 5.7%
Andeavor	39,200	4,043,480
Devon Energy Corp.	96,600	3,546,186
Laredo Petroleum, Inc.*	224,300	2,900,199
Marathon Petroleum Corp.	68,300	3,830,264
Newfield Exploration Co.*	101,700	3,017,439
Valero Energy Corp.	57,100	4,392,703

		21,730,271

Paper & Forest Products 0.1%
KapStone Paper and Packaging Corp.	23,900	513,611

Personal Products 0.0%
Avon Products, Inc. (United Kingdom)*	51,900	120,927

See Notes to Financial Statements.

Prudential QMA Long-Short Equity Fund	17

Schedule of Investments (unaudited) (continued)

as of September 30, 2017

Description	Shares	Value
COMMON STOCKS (Continued)

Pharmaceuticals 1.4%
Allergan PLC	17,700	$3,627,615
Mallinckrodt PLC*	50,500	1,887,185

		5,514,800

Professional Services 0.6%
Insperity, Inc.	28,000	2,464,000

Real Estate Management & Development 0.8%
CBRE Group, Inc., (Class A Stock)*	64,700	2,450,836
Marcus & Millichap, Inc.*	8,500	229,415
RMR Group, Inc. (The), (Class A Stock)	8,800	451,880

		3,132,131

Road & Rail 0.1%
Union Pacific Corp.	3,500	405,895

Semiconductors & Semiconductor Equipment 4.4%
Advanced Energy Industries, Inc.*	51,600	4,167,216
Alpha & Omega Semiconductor Ltd.*	17,400	286,926
Amkor Technology, Inc.*	23,300	245,815
Applied Materials, Inc.(u)	105,200	5,479,868
Broadcom Ltd.	1,600	388,064
Brooks Automation, Inc.	29,700	901,692
Entegris, Inc.*	17,200	496,220
MKS Instruments, Inc.	28,800	2,720,160
NVE Corp.	3,400	268,498
Semtech Corp.*	10,000	375,500
Texas Instruments, Inc.	7,000	627,480
Ultra Clean Holdings, Inc.*	29,700	909,414

		16,866,853

Software 7.6%
Activision Blizzard, Inc.(u)	67,100	4,328,621
Adobe Systems, Inc.*(u)	34,100	5,087,038
Aspen Technology, Inc.*	3,700	232,397
Bottomline Technologies de, Inc.*	17,900	569,757
Electronic Arts, Inc.*(u)	42,900	5,064,774
Fortinet, Inc.*	35,200	1,261,568
Intuit, Inc.	30,100	4,278,414
Manhattan Associates, Inc.*	19,500	810,615
Nuance Communications, Inc.*	38,600	606,792
Oracle Corp.(u)	90,800	4,390,180

See Notes to Financial Statements.

18

Description	Shares	Value
COMMON STOCKS (Continued)

Software (cont’d.)
Synopsys, Inc.*	34,300	$2,762,179

		29,392,335

Specialty Retail 2.2%
Asbury Automotive Group, Inc.*	19,600	1,197,560
Burlington Stores, Inc.*	35,800	3,417,468
Dick’s Sporting Goods, Inc.	10,600	286,306
Francesca’s Holdings Corp.*	30,500	224,480
Gap, Inc. (The)	103,800	3,065,214
Michaels Cos., Inc. (The)*	14,800	317,756

		8,508,784

Technology Hardware, Storage & Peripherals 1.4%
HP, Inc.	50,100	999,996
NCR Corp.*	35,400	1,328,208
Western Digital Corp.	36,400	3,144,960

		5,473,164

Textiles, Apparel & Luxury Goods 0.5%
PVH Corp.	7,300	920,238
Skechers U.S.A., Inc., (Class A Stock)*	22,100	554,489
Wolverine World Wide, Inc.	11,900	343,315

		1,818,042

Thrifts & Mortgage Finance 0.3%
Radian Group, Inc.	64,800	1,211,112

Trading Companies & Distributors 0.5%
Applied Industrial Technologies, Inc.	21,400	1,408,120
BMC Stock Holdings, Inc.*	7,800	166,530
Veritiv Corp.*	7,600	247,000

		1,821,650

Water Utilities 0.1%
SJW Group	9,000	509,400

Wireless Telecommunication Services 0.2%
Telephone & Data Systems, Inc.	17,500	488,075
United States Cellular Corp.*	8,100	286,740

		774,815

TOTAL LONG-TERM INVESTMENTS (cost $305,321,960)		373,756,661

See Notes to Financial Statements.

Prudential QMA Long-Short Equity Fund	19

Schedule of Investments (unaudited) (continued)

as of September 30, 2017

Description			Shares	Value
SHORT-TERM INVESTMENTS 2.9%

AFFILIATED MUTUAL FUND 2.8%
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund (cost $10,923,579)(w)			10,923,579	$10,923,579

	Interest Rate	Maturity Date	Principal Amount (000)#
U.S. TREASURY OBLIGATIONS(k)(n) 0.1%
U.S. Treasury Bills	0.985%	12/21/17	200	199,559
U.S. Treasury Bills	0.970%	12/21/17	50	49,890
U.S. Treasury Bills	1.020%	12/21/17	150	149,669

TOTAL U.S. TREASURY OBLIGATIONS (cost $399,114)				399,118

TOTAL SHORT-TERM INVESTMENTS (cost $11,322,693)				11,322,697

TOTAL INVESTMENTS, BEFORE SECURITIES SOLD SHORT 100.1% (cost $316,644,653)				385,079,358

			Shares
SECURITIES SOLD SHORT (57.9)%

COMMON STOCKS

Aerospace & Defense (0.7)%
Aerovironment, Inc.*			15,800	(855,096)
Cubic Corp.			7,000	(357,000)
Mercury Systems, Inc.*			30,100	(1,561,588)

				(2,773,684)

Air Freight & Logistics (0.1)%
Echo Global Logistics, Inc.*			14,300	(269,555)

Auto Components (0.3)%
Goodyear Tire & Rubber Co. (The)			34,400	(1,143,800)

Banks (0.8)%
Community Bank System, Inc.			7,000	(386,750)
CVB Financial Corp.			27,200	(657,424)
First Republic Bank			17,500	(1,828,050)
Glacier Bancorp, Inc.			6,400	(241,664)

				(3,113,888)

Beverages (0.2)%
MGP Ingredients, Inc.			10,500	(636,615)

See Notes to Financial Statements.

20

Description	Shares	Value
COMMON STOCKS (Continued)

Biotechnology (3.6)%
Agios Pharmaceuticals, Inc.*	5,100	$(340,425)
Amicus Therapeutics, Inc.*	102,100	(1,539,668)
Array BioPharma, Inc.*	105,100	(1,292,730)
Avexis, Inc.*	4,100	(396,593)
BioCryst Pharmaceuticals, Inc.*	52,300	(274,052)
Bluebird Bio, Inc.*	21,500	(2,953,025)
Clovis Oncology, Inc.*	30,800	(2,537,920)
Ironwood Pharmaceuticals, Inc.*	32,300	(509,371)
Portola Pharmaceuticals, Inc.*	6,200	(334,986)
Sarepta Therapeutics, Inc.*	41,700	(1,891,512)
Spark Therapeutics, Inc.*	20,300	(1,809,948)

		(13,880,230)

Capital Markets (1.2)%
Artisan Partners Asset Management, Inc., (Class A Stock)	4,300	(140,180)
CBOE Holdings, Inc.	24,100	(2,593,883)
FactSet Research Systems, Inc.	7,100	(1,278,781)
Financial Engines, Inc.	3,100	(107,725)
Interactive Brokers Group, Inc., (Class A Stock)	12,700	(572,008)

		(4,692,577)

Chemicals (2.6)%
Axalta Coating Systems Ltd.*	25,200	(728,784)
CF Industries Holdings, Inc.	122,100	(4,293,036)
FMC Corp.	9,000	(803,790)
International Flavors & Fragrances, Inc.	18,200	(2,600,962)
Mosaic Co. (The)	14,400	(310,896)
Sherwin-Williams Co. (The)	3,900	(1,396,356)

		(10,133,824)

Commercial Services & Supplies (1.8)%
Cintas Corp.	11,400	(1,644,792)
Clean Harbors, Inc.*	8,500	(481,950)
Covanta Holding Corp.	22,300	(331,155)
Healthcare Services Group, Inc.	46,100	(2,488,017)
Mobile Mini, Inc.	28,800	(992,160)
Team, Inc.*	19,400	(258,990)
US Ecology, Inc.	10,400	(559,520)

		(6,756,584)

Communications Equipment (2.7)%
CalAmp Corp.*	22,600	(525,450)

See Notes to Financial Statements.

Prudential QMA Long-Short Equity Fund	21

Schedule of Investments (unaudited) (continued)

as of September 30, 2017

Description	Shares	Value
COMMON STOCKS (Continued)

Communications Equipment (cont’d.)
Ciena Corp.*	17,400	$(382,278)
Finisar Corp.*	21,300	(472,221)
Infinera Corp.*	90,000	(798,300)
Lumentum Holdings, Inc.*	28,100	(1,527,235)
Palo Alto Networks, Inc.*	30,300	(4,366,230)
ViaSat, Inc.*	34,400	(2,212,608)

		(10,284,322)

Construction & Engineering (0.5)%
Granite Construction, Inc.	25,000	(1,448,750)
NV5 Global, Inc.*	6,700	(366,155)

		(1,814,905)

Construction Materials (0.1)%
Summit Materials, Inc., (Class A Stock)*	11,600	(371,548)

Containers & Packaging (0.8)%
Ball Corp.	79,200	(3,270,960)

Diversified Consumer Services 0.0%
Adtalem Global Education, Inc.	4,500	(161,325)

Electric Utilities (0.4)%
Alliant Energy Corp.	38,300	(1,592,131)

Electronic Equipment, Instruments & Components (0.4)%
Fabrinet (Thailand)*	12,800	(474,368)
Mesa Laboratories, Inc.	2,400	(358,368)
Universal Display Corp.	5,800	(747,330)

		(1,580,066)

Energy Equipment & Services (0.5)%
Dril-Quip, Inc.*	2,800	(123,620)
Forum Energy Technologies, Inc.*	28,000	(445,200)
Patterson-UTI Energy, Inc.	22,200	(464,868)
U.S. Silica Holdings, Inc.	27,700	(860,639)

		(1,894,327)

Equity Real Estate Investment Trusts (REITs) (4.1)%
CoreSite Realty Corp.	3,000	(335,700)
CubeSmart	98,100	(2,546,676)
CyrusOne, Inc.	26,600	(1,567,538)

See Notes to Financial Statements.

22

Description	Shares	Value
COMMON STOCKS (Continued)

Equity Real Estate Investment Trusts (REITs) (cont’d.)
Digital Realty Trust, Inc.	12,600	$(1,490,958)
Education Realty Trust, Inc.	3,600	(129,348)
Federal Realty Investment Trust	4,300	(534,103)
Healthcare Realty Trust, Inc.	13,600	(439,824)
Kilroy Realty Corp.	10,700	(760,984)
Life Storage, Inc.	29,300	(2,397,033)
National Retail Properties, Inc.	44,300	(1,845,538)
Realty Income Corp.	51,100	(2,922,409)
Regency Centers Corp.	2,500	(155,100)
Retail Opportunity Investments Corp.	29,100	(553,191)

		(15,678,402)

Food & Staples Retailing (0.2)%
Casey’s General Stores, Inc.	5,600	(612,920)

Food Products (0.1)%
B&G Foods, Inc.	10,400	(331,240)

Health Care Equipment & Supplies (2.2)%
AxoGen, Inc.*	9,800	(189,630)
DexCom, Inc.*	54,900	(2,685,983)
Entellus Medical, Inc.*	16,500	(304,590)
GenMark Diagnostics, Inc.*	35,600	(342,828)
ICU Medical, Inc.*	1,100	(204,435)
Nevro Corp.*	19,200	(1,744,896)
NuVasive, Inc.*	33,100	(1,835,726)
Penumbra, Inc.*	7,600	(686,280)
Quidel Corp.*	13,600	(596,496)

		(8,590,864)

Health Care Providers & Services (1.6)%
BioTelemetry, Inc.*	18,000	(594,000)
Capital Senior Living Corp.*	19,700	(247,235)
Cross Country Healthcare, Inc.*	17,900	(254,717)
Diplomat Pharmacy, Inc.*	34,600	(716,566)
Envision Healthcare Corp.*	49,500	(2,225,025)
Patterson Cos., Inc.	8,600	(332,390)
Premier, Inc., (Class A Stock)*	10,600	(345,242)
Surgery Partners, Inc.*	24,400	(252,540)
Tivity Health, Inc.*	25,600	(1,044,480)

		(6,012,195)

See Notes to Financial Statements.

Prudential QMA Long-Short Equity Fund	23

Schedule of Investments (unaudited) (continued)

as of September 30, 2017

Description	Shares	Value
COMMON STOCKS (Continued)

Health Care Technology (0.2)%
Evolent Health, Inc., (Class A Stock)*	17,900	$(318,620)
Vocera Communications, Inc.*	12,700	(398,399)

		(717,019)

Hotels, Restaurants & Leisure (3.2)%
Marriott International, Inc., (Class A Stock)	37,900	(4,178,854)
Planet Fitness, Inc., (Class A Stock)	35,800	(965,884)
Red Rock Resorts, Inc., (Class A Stock)	5,600	(129,696)
Six Flags Entertainment Corp.	55,600	(3,388,264)
Vail Resorts, Inc.	16,000	(3,649,920)

		(12,312,618)

Household Durables (0.8)%
Garmin Ltd.	7,900	(426,363)
Installed Building Products, Inc.*	3,300	(213,840)
Leggett & Platt, Inc.	6,800	(324,564)
TRI Pointe Group, Inc.*	48,400	(668,404)
Universal Electronics, Inc.*	8,100	(513,540)
Whirlpool Corp.	4,900	(903,756)

		(3,050,467)

Household Products (0.1)%
WD-40 Co.	3,700	(414,030)

Insurance (0.9)%
Mercury General Corp.	7,000	(396,830)
RenaissanceRe Holdings Ltd. (Bermuda)	20,400	(2,756,856)
RLI Corp.	5,500	(315,480)

		(3,469,166)

Internet & Direct Marketing Retail (0.9)%
Liberty Ventures, (Class A Stock)*	58,480	(3,365,524)

Internet Software & Services (1.2)%
2U, Inc.*	14,300	(801,372)
Box, Inc., (Class A Stock)*	68,800	(1,329,216)
Cornerstone OnDemand, Inc.*	6,500	(263,965)
GoDaddy, Inc., (Class A Stock)*	35,000	(1,522,850)
GTT Communications, Inc.*	20,400	(645,660)

		(4,563,063)

See Notes to Financial Statements.

24

Description	Shares	Value
COMMON STOCKS (Continued)

IT Services (3.8)%
Blackhawk Network Holdings, Inc.*	34,800	$(1,524,240)
DXC Technology Co.	14,200	(1,219,496)
Gartner, Inc.*	6,000	(746,460)
PayPal Holdings, Inc.*	65,000	(4,161,950)
Square, Inc., (Class A Stock)*	149,300	(4,301,333)
Vantiv, Inc., (Class A Stock)*	9,600	(676,512)
WEX, Inc.*	19,500	(2,188,290)

		(14,818,281)

Leisure Products (0.8)%
Mattel, Inc.	186,700	(2,890,116)

Life Sciences Tools & Services (0.1)%
Luminex Corp.	12,300	(250,059)
NanoString Technologies, Inc.*	11,800	(190,688)

		(440,747)

Machinery (2.4)%
Actuant Corp., (Class A Stock)	32,000	(819,200)
CIRCOR International, Inc.	10,400	(566,072)
Flowserve Corp.	73,000	(3,109,070)
John Bean Technologies Corp.	2,400	(242,640)
Sun Hydraulics Corp.	5,700	(307,800)
Trinity Industries, Inc.	7,900	(252,010)
Wabtec Corp.	52,300	(3,961,725)

		(9,258,517)

Media (0.3)%
EW Scripps Co. (The), (Class A Stock)*	11,300	(215,943)
IMAX Corp.*	42,200	(955,830)

		(1,171,773)

Metals & Mining (0.6)%
AK Steel Holding Corp.*	63,400	(354,406)
Allegheny Technologies, Inc.*	17,000	(406,300)
Carpenter Technology Corp.	8,400	(403,452)
Compass Minerals International, Inc.	15,500	(1,005,950)
Haynes International, Inc.	6,900	(247,779)

		(2,417,887)

Mortgage Real Estate Investment Trusts (REITs) (0.3)%
Apollo Commercial Real Estate Finance, Inc.	12,100	(219,131)

See Notes to Financial Statements.

Prudential QMA Long-Short Equity Fund	25

Schedule of Investments (unaudited) (continued)

as of September 30, 2017

Description	Shares	Value
COMMON STOCKS (Continued)

Mortgage Real Estate Investment Trusts (REITs) (cont’d.)
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	31,700	$(772,529)

		(991,660)

Multi-Utilities (0.8)%
Black Hills Corp.	13,900	(957,293)
Consolidated Edison, Inc.	26,400	(2,129,952)

		(3,087,245)

Oil, Gas & Consumable Fuels (2.3)%
Callon Petroleum Co.*	127,400	(1,431,976)
Energen Corp.*	15,700	(858,476)
Green Plains, Inc.	6,700	(135,005)
Occidental Petroleum Corp.	38,700	(2,484,927)
Parsley Energy, Inc., (Class A Stock)*	33,200	(874,488)
PDC Energy, Inc.*	39,700	(1,946,491)
RSP Permian, Inc.*	37,200	(1,286,748)

		(9,018,111)

Pharmaceuticals (0.8)%
Aratana Therapeutics, Inc.*	22,900	(140,377)
Dermira, Inc.*	6,700	(180,900)
Impax Laboratories, Inc.*	47,700	(968,310)
Medicines Co. (The)*	44,400	(1,644,576)
MyoKardia, Inc.*	3,400	(145,690)

		(3,079,853)

Professional Services (1.9)%
Advisory Board Co. (The)*	5,600	(300,300)
IHS Markit Ltd.*	76,500	(3,372,120)
Nielsen Holdings PLC	33,000	(1,367,850)
Verisk Analytics, Inc.*	7,100	(590,649)
WageWorks, Inc.*	25,800	(1,566,060)

		(7,196,979)

Real Estate Management & Development (1.1)%
Howard Hughes Corp. (The)*	26,200	(3,089,766)
Kennedy-Wilson Holdings, Inc.	57,400	(1,064,770)

		(4,154,536)

Road & Rail 0.0%
AMERCO	500	(187,450)

See Notes to Financial Statements.

26

Description	Shares	Value
COMMON STOCKS (Continued)

Semiconductors & Semiconductor Equipment (1.9)%
Cypress Semiconductor Corp.	52,600	$(790,052)
Inphi Corp.*	27,500	(1,091,475)
Integrated Device Technology, Inc.*	26,700	(709,686)
MACOM Technology Solutions Holdings, Inc.*	41,700	(1,860,237)
MaxLinear, Inc.*	43,300	(1,028,375)
NeoPhotonics Corp.*	27,300	(151,788)
PDF Solutions, Inc.*	21,000	(325,290)
Veeco Instruments, Inc.*	31,500	(674,100)
Xperi Corp.	32,200	(814,660)

		(7,445,663)

Software (5.1)%
Blackbaud, Inc.	4,100	(359,980)
Blackline, Inc.*	34,100	(1,163,492)
BroadSoft, Inc.*	9,300	(467,790)
Guidewire Software, Inc.*	3,300	(256,938)
Proofpoint, Inc.*	26,400	(2,302,608)
PROS Holdings, Inc.*	13,200	(318,516)
ServiceNow, Inc.*	29,100	(3,420,123)
Splunk, Inc.*	57,300	(3,806,439)
Ultimate Software Group, Inc. (The)*	13,100	(2,483,760)
Workday, Inc., (Class A Stock)*	43,700	(4,605,543)
Zendesk, Inc.*	18,000	(523,980)

		(19,709,169)

Specialty Retail (1.6)%
Advance Auto Parts, Inc.	3,600	(357,120)
AutoZone, Inc.*	1,800	(1,071,198)
Monro, Inc.	18,100	(1,014,505)
O’Reilly Automotive, Inc.*	16,900	(3,639,753)

		(6,082,576)

Technology Hardware, Storage & Peripherals (0.5)%
Diebold Nixdorf, Inc.	45,100	(1,030,535)
Electronics For Imaging, Inc.*	24,700	(1,054,196)

		(2,084,731)

Textiles, Apparel & Luxury Goods (0.9)%
Hanesbrands, Inc.	134,400	(3,311,616)

Trading Companies & Distributors (0.5)%
Air Lease Corp.	28,200	(1,201,884)

See Notes to Financial Statements.

Prudential QMA Long-Short Equity Fund	27

Schedule of Investments (unaudited) (continued)

as of September 30, 2017

Description	Shares	Value
COMMON STOCKS (Continued)

Trading Companies & Distributors (cont’d.)
SiteOne Landscape Supply, Inc.*	15,100	$(877,310)

		(2,079,194)
TOTAL SECURITIES SOLD SHORT (proceeds received $205,188,371)		(222,913,953)

TOTAL INVESTMENTS, NET OF SECURITIES SOLD SHORT 42.1% (cost $111,456,282)		162,165,405
Other assets in excess of liabilities(z) 57.9%		222,633,283

NET ASSETS 100.0%		$384,798,688

The following abbreviations are used in the semiannual report:

LIBOR—London Interbank Offered Rate

REITs—Real Estate Investment Trusts

*	Non-income producing security.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rates shown reflects yield to maturity at purchase date.
(u)	Represents security, or a portion thereof, segregated as collateral for short sales.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund.
(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at September 30, 2017:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Current Notional Amount	Value/ Unrealized Appreciation (Depreciation)
	Long Position:
74	S&P 500 E-Mini Index	Dec. 2017	$9,182,030	$9,309,570	$127,540

Securities with a market value of $399,118 have been segregated with Goldman Sachs & Co. to cover requirements for open futures contracts at September 30, 2017.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

See Notes to Financial Statements.

28

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$12,402,152	$—	$—
Air Freight & Logistics	2,797,192	—	—
Auto Components	2,878,526	—	—
Banks	13,419,875	—	—
Beverages	5,816,079	—	—
Biotechnology	18,080,206	—	—
Building Products	4,971,276	—	—
Capital Markets	2,107,576	—	—
Chemicals	5,700,534	—	—
Commercial Services & Supplies	1,302,900	—	—
Communications Equipment	8,630,579	—	—
Construction & Engineering	5,189,662	—	—
Construction Materials	970,970	—	—
Consumer Finance	1,074,402	—	—
Containers & Packaging	5,441,181	—	—
Distributors	1,547,570	—	—
Diversified Consumer Services	454,100	—	—
Diversified Telecommunication Services	3,447,205	—	—
Electric Utilities	2,349,105	—	—
Electronic Equipment, Instruments & Components	10,310,363	—	—
Energy Equipment & Services	512,396	—	—
Equity Real Estate Investment Trusts (REITs)	14,038,503	—	—
Food & Staples Retailing	100,230	—	—
Food Products	10,066,406	—	—
Gas Utilities	6,333,332	—	—
Health Care Equipment & Supplies	17,078,042	—	—
Health Care Providers & Services	14,015,122	—	—
Health Care Technology	4,892,552	—	—
Hotels, Restaurants & Leisure	7,590,254	—	—
Household Durables	10,844,857	—	—
Independent Power & Renewable Electricity Producers	1,620,106	—	—
Insurance	6,313,327	—	—
Internet & Direct Marketing Retail	5,795,238	—	—
Internet Software & Services	15,407,952	—	—
IT Services	13,135,199	—	—
Life Sciences Tools & Services	1,871,661	—	—

See Notes to Financial Statements.

Prudential QMA Long-Short Equity Fund	29

Schedule of Investments (unaudited) (continued)

as of September 30, 2017

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Common Stocks (continued)
Machinery	$13,910,698	$—	$—
Media	3,216,928	—	—
Metals & Mining	9,824,995	—	—
Mortgage Real Estate Investment Trusts (REITs)	1,600,390	—	—
Multi-Utilities	3,199,470	—	—
Multiline Retail	3,239,760	—	—
Oil, Gas & Consumable Fuels	21,730,271	—	—
Paper & Forest Products	513,611	—	—
Personal Products	120,927	—	—
Pharmaceuticals	5,514,800	—	—
Professional Services	2,464,000	—	—
Real Estate Management & Development	3,132,131	—	—
Road & Rail	405,895	—	—
Semiconductors & Semiconductor Equipment	16,866,853	—	—
Software	29,392,335	—	—
Specialty Retail	8,508,784	—	—
Technology Hardware, Storage & Peripherals	5,473,164	—	—
Textiles, Apparel & Luxury Goods	1,818,042	—	—
Thrifts & Mortgage Finance	1,211,112	—	—
Trading Companies & Distributors	1,821,650	—	—
Water Utilities	509,400	—	—
Wireless Telecommunication Services	774,815	—	—
Affiliated Mutual Fund	10,923,579	—	—
U.S. Treasury Obligations	—	399,118	—
Common Stocks-Short
Aerospace & Defense	(2,773,684)	—	—
Air Freight & Logistics	(269,555)	—	—
Auto Components	(1,143,800)	—	—
Banks	(3,113,888)	—	—
Beverages	(636,615)	—	—
Biotechnology	(13,880,230)	—	—
Capital Markets	(4,692,577)	—	—
Chemicals	(10,133,824)	—	—
Commercial Services & Supplies	(6,756,584)	—	—
Communications Equipment	(10,284,322)	—	—
Construction & Engineering	(1,814,905)	—	—
Construction Materials	(371,548)	—	—
Containers & Packaging	(3,270,960)	—	—
Diversified Consumer Services	(161,325)	—	—
Electric Utilities	(1,592,131)	—	—
Electronic Equipment, Instruments & Components	(1,580,066)	—	—
Energy Equipment & Services	(1,894,327)	—	—
Equity Real Estate Investment Trusts (REITs)	(15,678,402)	—	—

See Notes to Financial Statements.

30

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Common Stocks-Short (continued)
Food & Staples Retailing	$(612,920)	$—	$—
Food Products	(331,240)	—	—
Health Care Equipment & Supplies	(8,590,864)	—	—
Health Care Providers & Services	(6,012,195)	—	—
Health Care Technology	(717,019)	—	—
Hotels, Restaurants & Leisure	(12,312,618)	—	—
Household Durables	(3,050,467)	—	—
Household Products	(414,030)	—	—
Insurance	(3,469,166)	—	—
Internet & Direct Marketing Retail	(3,365,524)	—	—
Internet Software & Services	(4,563,063)	—	—
IT Services	(14,818,281)	—	—
Leisure Products	(2,890,116)	—	—
Life Sciences Tools & Services	(440,747)	—	—
Machinery	(9,258,517)	—	—
Media	(1,171,773)	—	—
Metals & Mining	(2,417,887)	—	—
Mortgage Real Estate Investment Trusts (REITs)	(991,660)	—	—
Multi-Utilities	(3,087,245)	—	—
Oil, Gas & Consumable Fuels	(9,018,111)	—	—
Pharmaceuticals	(3,079,853)	—	—
Professional Services	(7,196,979)	—	—
Real Estate Management & Development	(4,154,536)	—	—
Road & Rail	(187,450)	—	—
Semiconductors & Semiconductor Equipment	(7,445,663)	—	—
Software	(19,709,169)	—	—
Specialty Retail	(6,082,576)	—	—
Technology Hardware, Storage & Peripherals	(2,084,731)	—	—
Textiles, Apparel & Luxury Goods	(3,311,616)	—	—
Trading Companies & Distributors	(2,079,194)	—	—
Other Financial Instruments*
Futures Contracts	127,540	—	—

Total	$161,893,827	$399,118	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

See Notes to Financial Statements.

Prudential QMA Long-Short Equity Fund	31

Schedule of Investments (unaudited) (continued)

as of September 30, 2017

Industry Classification:

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of September 30, 2017 were as follows:

Software	7.6%
Oil, Gas & Consumable Fuels	5.7
Biotechnology	4.7
Health Care Equipment & Supplies	4.4
Semiconductors & Semiconductor Equipment	4.4
Internet Software & Services	4.0
Equity Real Estate Investment Trusts (REITs)	3.7
Health Care Providers & Services	3.7
Machinery	3.6
Banks	3.5
IT Services	3.4
Aerospace & Defense	3.2
Affiliated Mutual Fund	2.8
Household Durables	2.8
Electronic Equipment, Instruments & Components	2.7
Food Products	2.6
Metals & Mining	2.6
Communications Equipment	2.3
Specialty Retail	2.2
Hotels, Restaurants & Leisure	2.0
Gas Utilities	1.7
Insurance	1.6
Beverages	1.5
Internet & Direct Marketing Retail	1.5
Chemicals	1.5
Pharmaceuticals	1.4
Technology Hardware, Storage & Peripherals	1.4
Containers & Packaging	1.4
Construction & Engineering	1.4
Building Products	1.3
Health Care Technology	1.3
Diversified Telecommunication Services	0.9
Multiline Retail	0.8
Media	0.8
Multi-Utilities	0.8
Real Estate Management & Development	0.8
Auto Components	0.8
Air Freight & Logistics	0.7
Professional Services	0.6
Electric Utilities	0.6
Capital Markets	0.6
Life Sciences Tools & Services	0.5
Trading Companies & Distributors	0.5
Textiles, Apparel & Luxury Goods	0.5
Independent Power & Renewable Electricity Producers	0.4
Mortgage Real Estate Investment Trusts (REITs)	0.4
Distributors	0.4
Commercial Services & Supplies	0.3
Thrifts & Mortgage Finance	0.3
Consumer Finance	0.3
Construction Materials	0.3
Wireless Telecommunication Services	0.2
Paper & Forest Products	0.1
Energy Equipment & Services	0.1
Water Utilities	0.1
Diversified Consumer Services	0.1
Road & Rail	0.1
U.S. Treasury Obligations	0.1
Personal Products	0.0 *
Food & Staples Retailing	0.0 *
Diversified Consumer Services	0.0 *
Road & Rail	0.0 *
Air Freight & Logistics	(0.1)
Food Products	(0.1)
Construction Materials	(0.1)
Household Products	(0.1)
Life Sciences Tools & Services	(0.1)
Food & Staples Retailing	(0.2)
Beverages	(0.2)
Health Care Technology	(0.2)
Mortgage Real Estate Investment Trusts (REITs)	(0.3)
Auto Components	(0.3)
Media	(0.3)
Electronic Equipment, Instruments & Components	(0.4)
Electric Utilities	(0.4)
Construction & Engineering	(0.5)
Energy Equipment & Services	(0.5)
Trading Companies & Distributors	(0.5)
Technology Hardware, Storage & Peripherals	(0.5)
Metals & Mining	(0.6)
Aerospace & Defense	(0.7)
Leisure Products	(0.8)
Household Durables	(0.8)
Pharmaceuticals	(0.8)
Multi-Utilities	(0.8)
Banks	(0.8)
Containers & Packaging	(0.8)
Textiles, Apparel & Luxury Goods	(0.9)
Internet & Direct Marketing Retail	(0.9)
Insurance	(0.9)
Real Estate Management & Development	(1.1)

See Notes to Financial Statements.

32

Industry (cont’d.)
Internet Software & Services	(1.2)
Capital Markets	(1.2)
Health Care Providers & Services	(1.6)
Specialty Retail	(1.6)
Commercial Services & Supplies	(1.8)
Professional Services	(1.9)
Semiconductors & Semiconductor Equipment	(1.9)
Health Care Equipment & Supplies	(2.2)
Oil, Gas & Consumable Fuels	(2.3)
Machinery	(2.4)
Chemicals	(2.6)

Communications Equipment	(2.7)
Hotels, Restaurants & Leisure	(3.2)
Biotechnology	(3.6)
IT Services	(3.8)
Equity Real Estate Investment Trusts (REITs)	(4.1)
Software	(5.1)

42.1
Other assets in excess of liabilities	57.9

100.0%

*	Less than +/- 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is equity contracts risk. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of September 30, 2017 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Equity contracts	Due from/to broker—variation margin futures	$127,540	*	—	$—

*	Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended September 30, 2017 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Equity contracts	$28,817

See Notes to Financial Statements.

Prudential QMA Long-Short Equity Fund	33

Schedule of Investments (unaudited) (continued)

as of September 30, 2017

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Equity contracts	$127,540

For the six months ended September 30, 2017, the average volume of derivative activities are as follows:

Futures Contracts— Long Positions(1)
$3,951,090

(1)	Value at Trade Date.

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions, where the legal right to set-off exists, is presented in the summary below.

Offsetting of financial instruments/transactions assets and liabilities:

Description	Counterparty	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount
Securities Sold Short	Barclays Capital Group	$(222,913,953)	$222,913,953	$—

(1)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions.

See Notes to Financial Statements.

34

This Page Intentionally Left Blank

Statement of Assets & Liabilities (unaudited)

as of September 30, 2017

Assets
Investments at value:
Unaffiliated investments (cost $305,721,074)	$374,155,779
Affiliated investments (cost $10,923,579)	10,923,579
Cash	35,490
Deposit with Broker for securities sold short	221,949,676
Receivable for Fund shares sold	1,736,369
Dividends receivable	565,617
Due from broker—variation margin futures	31,080
Prepaid expenses	3,468

Total assets	609,401,058

Liabilities
Securities sold short, at value (proceeds received $205,188,371)	222,913,953
Payable for Fund shares reacquired	976,751
Management fee payable	325,715
Dividends payable on securities sold short	263,319
Accrued expenses and other liabilities	78,298
Distribution fee payable	34,679
Affiliated transfer agent fee payable	9,655

Total liabilities	224,602,370

Net Assets	$384,798,688

Net assets were comprised of:
Shares of beneficial interest, at par	$30,992
Paid-in capital in excess of par	347,828,714

347,859,706
Accumulated net investment loss	(1,434,764)
Accumulated net realized loss on investment transactions	(12,462,917)
Net unrealized appreciation on investments	50,836,663

Net assets, September 30, 2017	$384,798,688

See Notes to Financial Statements.

36

Class A
Net asset value and redemption price per share, ($38,613,468 ÷ 3,124,895 shares of beneficial interest issued and outstanding)	$12.36
Maximum sales charge (5.50% of offering price)	0.72

Maximum offering price to public	$13.08

Class C
Net asset value, offering price and redemption price per share, ($33,904,670 ÷ 2,814,398 shares of beneficial interest issued and outstanding)	$12.05

Class Q
Net asset value, offering price and redemption price per share, ($15,897,020 ÷ 1,275,471 shares of beneficial interest issued and outstanding)	$12.46

Class Z
Net asset value, offering price and redemption price per share, ($296,383,530 ÷ 23,776,924 shares of beneficial interest issued and outstanding)	$12.47

See Notes to Financial Statements.

Prudential QMA Long-Short Equity Fund	37

Statement of Operations (unaudited)

Six Months Ended September 30, 2017

Net Investment Income (Loss)
Income
Unaffiliated dividend income	$2,376,536
Interest income	877,330
Affiliated dividend income	33,688

Total income	3,287,554

Expenses
Management fee	2,053,578
Distribution fee—Class A	51,537
Distribution fee—Class C	164,165
Dividend expense on short sales	1,726,612
Transfer agent’s fees and expenses (including affiliated expense of $31,000)	165,000
Custodian and accounting fees	39,000
Registration fees	38,000
Shareholders’ reports	19,000
Audit fee	16,000
Legal fees and expenses	10,000
Trustees’ fees	7,000
Miscellaneous	9,799

Total expenses	4,299,691
Less: Management fee waiver and/or expense reimbursement	(125,226)
Distribution fee waiver—Class A	(8,590)

Net expenses	4,165,875

Net investment income (loss)	(878,321)

Realized And Unrealized Gain (Loss) On Investments
Net realized gain (loss) on:
Investment transactions	10,180,681
Futures transactions	28,817
Short sales transactions	(13,346,096)

(3,136,598)

Net change in unrealized appreciation (depreciation) on:
Investments	19,594,064
Futures	127,540
Short sales	(682,045)

19,039,559

Net gain (loss) on investment transactions	15,902,961

Net Increase (Decrease) In Net Assets Resulting From Operations	$15,024,640

See Notes to Financial Statements.

38

Statement of Changes in Net Assets (unaudited)

	Six Months Ended September 30, 2017	Year Ended March 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(878,321)	$(1,407,964)
Net realized gain (loss) on investment transactions	(3,136,598)	(9,258,682)
Net change in unrealized appreciation (depreciation) on investments	19,039,559	28,964,056

Net increase (decrease) in net assets resulting from operations	15,024,640	18,297,410

Distributions from net realized gains
Class A	—	(1,182,158)
Class C	—	(505,840)
Class Z	—	(3,297,761)

	—	(4,985,759)

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	92,731,190	250,036,034
Net asset value of shares issued in reinvestment of dividends and distributions	—	4,818,740
Cost of shares reacquired	(63,982,658)	(196,509,743)

Net increase (decrease) in net assets from Fund share transactions	28,748,532	58,345,031

Total increase (decrease)	43,773,172	71,656,682

Net Assets:
Beginning of period	341,025,516	269,368,834

End of period	$384,798,688	$341,025,516

See Notes to Financial Statements.

Prudential QMA Long-Short Equity Fund	39

Notes to Financial Statements (unaudited)

Prudential Investment Portfolios 12 (the “Trust”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The Trust was established as a Delaware business trust on October 24, 1997. The Trust currently consists of the following five series: Prudential Global Real Estate Fund, Prudential US Real Estate Fund, Prudential QMA Long-Short Equity Fund, Prudential QMA Large-Cap Core Equity PLUS Fund and Prudential Short Duration Muni High Income Fund. These financial statements relate only to Prudential QMA Long-Short Equity Fund (the “Fund”). The Fund is a diversified series of the Trust. The financial statements of the other series of the Trust are not presented herein.

The investment objective of the Fund is long-term capital appreciation.

1. Accounting Policies

The Fund follows investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services—Investment Companies. The following accounting policies conform to U.S. generally accepted accounting principles. The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Trustees (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or “the Manager”). Under the current valuation procedures, the Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets and liabilities. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly scheduled quarterly meeting.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments.

Common and preferred stocks, exchange-traded funds, and derivative instruments, such as futures or options, that are traded on a national securities exchange are valued at the last

40

sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Foreign equities traded on foreign securities exchanges are generally valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which is applied to the local closing price to adjust it for post closing market movements. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price for each security. If the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stock valuation policies discussed above.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Restricted and Illiquid Securities: Subject to guidelines adopted by the Board, the Fund may invest up to 15% of its net assets in illiquid securities, including those which are restricted as to disposition under securities law (“restricted securities”). Restricted securities are valued pursuant to the valuation procedures noted above. Illiquid securities are those that, because of the absence of a readily available market or due to legal or

Prudential QMA Long-Short Equity Fund	41

Notes to Financial Statements (unaudited) (continued)

contractual restrictions on resale, cannot be sold within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the investment. Therefore, the Fund may find it difficult to sell illiquid securities at the time considered most advantageous by its Subadviser and may incur expenses that would not be incurred in the sale of securities that were freely marketable. Certain securities that would otherwise be considered illiquid because of legal restrictions on resale to the general public may be traded among qualified institutional buyers under Rule 144A of the Securities Act of 1933. These Rule 144A securities, as well as commercial paper that is sold in private placements under Section 4(2) of the Securities Act, may be deemed liquid by the Fund’s Subadviser under the guidelines adopted by the Trustees of the Fund. However, the liquidity of the Fund’s investments in Rule 144A securities could be impaired if trading does not develop or declines.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities—at the current rates of exchange;

(ii) purchases and sales of investment securities, income and expenses—at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period realized foreign currency gains (losses) are included in the reported net realized gains (losses) on investment transactions.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, forward currency contracts, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on foreign currencies.

42

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Statement of Operations as net realized gain (loss) on futures transactions.

The Fund invested in financial futures contracts in order to hedge its existing portfolio securities, or securities the Fund intends to purchase, against fluctuations in value caused by changes in value of equities. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts and the underlying hedged assets. Since futures contracts are exchange-traded, there is minimal counterparty credit risk to the Fund since the exchanges’ clearinghouse acts as counterparty to all exchange-traded futures and guarantees the futures contracts against default.

Short Sales: The Fund may sell a security it does not own in anticipation of a decline in the market value of that security (short sale). When the Fund makes a short sale, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale as collateral for its obligation to deliver the security upon conclusion of the transaction. The Fund may have to pay a fee to borrow the particular security and may be obligated to return any interest or dividends received on such borrowed securities. Dividends declared on open short positions are recorded on the ex-date and the interest payable is accrued daily on fixed income securities sold short, both of which are recorded as an expense. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in magnitude, will be recognized upon the termination of a short sale if the market price at termination is less than or greater than, respectively, the proceeds originally received.

Short sales and financial futures contracts involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. Such risks may be mitigated by engaging in master netting arrangements.

Master Netting Arrangements: The Fund is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of the Fund. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts,

Prudential QMA Long-Short Equity Fund	43

Notes to Financial Statements (unaudited) (continued)

the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law. During the reporting period, there was no intention to settle on a net basis and all amounts are presented on a gross basis on the Statement of Assets and Liabilities.

Equity and Mortgage Real Estate Investment Trusts (REITs): The Fund invests in equity REITs, which report information on the source of their distributions annually. Based on current and historical information, a portion of distributions received from equity REITs during the period is estimated to be dividend income, capital gain or return of capital and recorded accordingly. When material these estimates are adjusted periodically when the actual source of distributions is disclosed by the equity REITs.

Concentration of Risk for REITs: Real estate securities are subject to the same risks as direct investments in real estate and mortgages, and their value will depend on the value of the underlying properties or the underlying loans or interests. The underlying loans may be subject to the risks of default or of prepayments that occur earlier or later than expected, and such loans may also include so-called “subprime” mortgages. The value of these securities will rise and fall in response to many factors, including economic conditions, the demand for rental property and interest rates. In particular, the value of these securities may decline when interest rates rise and will also be affected by the real estate market and by the management of the underlying properties.

In addition, investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, may not be diversified geographically or by property/mortgage asset type, and are subject to heavy cash flow dependency, default by borrowers and self-liquidation. REITs may be more volatile and/or more illiquid than other types of equity securities. REITs (especially mortgage REITs) are subject to interest rate risks. REITs may incur significant amounts of leverage. The Fund will indirectly bear a portion of the expenses, including management fees, paid by each REIT in which it invests, in addition to the expenses of the Fund.

Concentration of Risk: Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political or economic instability or the level of governmental supervision and regulation of foreign securities markets.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are

44

calculated on the specific identification method. Dividend income is recorded on the ex-date. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual.

Net investment income or loss (other than distribution fees which are charged directly to the respective class and transfer agency fees specific to Class Q shares which are charged to that share class) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: The Fund expects to pay dividends from net investment income and distributions from net realized capital gains, if any, annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified amongst undistributed net investment income, accumulated net realized gain (loss) and paid-in capital in excess of par, as appropriate.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

2. Agreements

The Trust, on behalf of the Fund, has a management agreement with PGIM Investments. Pursuant to this agreement, PGIM Investments has responsibility for all investment advisory services and supervises the subadviser’s performance of such services. PGIM Investments has entered into a subadvisory agreement with Quantitative Management Associates, LLC (“QMA”). The subadvisory agreement provides that QMA will furnish investment advisory services in connection with the management of the Fund. In connection therewith, QMA is obligated to keep certain books and records of the Fund. PGIM Investments pays for the services of QMA, the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to PGIM Investments is accrued daily and payable monthly at an annual rate of 1.15% on average daily net assets up to and including $5 billion and 1.13%

Prudential QMA Long-Short Equity Fund	45

Notes to Financial Statements (unaudited) (continued)

on the average daily net assets in excess of $5 billion. The management fee rate before any waivers and/or expense reimbursements was 1.15% for the six months ended September 30, 2017. The effective management fee rate, net of waivers and/or expense reimbursement, was 1.08%.

PGIM Investments has contractually agreed through July 31, 2018 to limit the net annual operating expenses (exclusive of distribution and service (12b-1) fees, taxes (such as income and foreign withholdings taxes, stamp duty and deferred tax expenses), interest, underlying funds, brokerage, extraordinary and certain other expenses such as dividend, broker charges and interest expense on short sales) of each class of shares of the Fund to 1.25% of the Fund’s average daily net assets. Expenses waived/reimbursed by the Manager in accordance with this agreement may be recouped by the Manager within the same fiscal year during which such waiver/reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year.

The Trust, on behalf of the Fund, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”) which acts as the distributor of the Class A, Class C, Class Q and Class Z shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A and Class C shares, pursuant to the plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Q or Class Z shares of the Fund.

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate of up to .30% and 1% of the average daily net assets of the Class A and C shares, respectively. PIMS has contractually agreed through July 31, 2018 to limit such fees to .25% of the average daily net assets of the Class A shares.

PIMS has advised the Fund that it has received $47,734 in front-end sales charges resulting from sales of Class A shares during the six months ended September 30, 2017. From these fees, PIMS paid such sales charges to affiliated broker-dealers, which in turn paid commissions to sales persons and incurred other distribution costs.

PIMS has advised the Fund that for the six months ended September 30, 2017, it received $3,515 in contingent deferred sales charges imposed upon redemptions by certain Class C shareholders, respectively.

PGIM Investments, PIMS and QMA are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

46

3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors, and/or common officers. Such transactions are subject to ratification by the Board. For the reporting period ended September 30, 2017 no such transactions were entered into by the Fund.

The Fund may invest its overnight sweep cash in the Prudential Core Ultra Short Bond Fund (the “Core Fund”), a series of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PGIM Investments. Earnings from the Core Fund are disclosed on the Statement of Operations as “Affiliated dividend income”.

4. Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Treasury securities) for the six months ended September 30, 2017, were $266,105,787 and $232,570,722, respectively.

5. Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of September 30, 2017 were as follows:

Tax Basis	$111,678,512

Gross Unrealized Appreciation	89,606,177
Gross Unrealized Depreciation	(38,991,744)

Net Unrealized Appreciation	$50,614,433

The difference between book basis and tax basis is primarily attributable to wash sales and other book to tax differences.

For federal income tax purposes, the Fund had for the period ending March 31, 2017 a capital loss carryforward of approximately $6,185,000 which can be carried forward for an unlimited period. No future capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses.

The Fund elected to treat post-October capital losses of approximately $2,934,000 and late-year ordinary losses of approximately $554,000 as having been incurred in the following fiscal year (March 31, 2018).

Prudential QMA Long-Short Equity Fund	47

Notes to Financial Statements (unaudited) (continued)

Management has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. The Fund’s federal, state and local income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

6. Capital

The Fund offers Class A, Class C, Class Q and Class Z shares. Class A shares are sold with a maximum front-end sales charge of 5.50%. Investors who purchase $1 million or more of Class A shares and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (“CDSC”) of 1%, although they are not subject to an initial sales charge. The Class A CDSC is waived for certain retirement and/or benefit plans. Class C shares are sold with a CDSC of 1% on sales made within 12 months of purchase. A special exchange privilege is also available for shareholders who qualify to purchase Class A shares at net asset value. Class Q and Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of beneficial interest.

The Trust has authorized an unlimited number of shares of beneficial interest at $.001 par value per share.

At reporting period end, five shareholders of record held 70% of the Fund’s outstanding shares on behalf of multiple beneficial owners.

48

Transactions in shares of beneficial interest were as follows:

Class A	Shares	Amount
Six months ended September 30, 2017:
Shares sold	633,694	$7,662,112
Shares reacquired	(249,297)	(2,994,194)

Net increase (decrease) in shares outstanding before conversion	384,397	4,667,918
Shares issued upon conversion from other share class(es)	3,021	36,459
Shares reacquired upon conversion into other share class(es)	(92,762)	(1,116,799)

Net increase (decrease) in shares outstanding	294,656	$3,587,578

Year ended March 31, 2017:
Shares sold	4,237,336	$48,395,427
Shares issued in reinvestment of dividends and distributions	90,732	1,064,284
Shares reacquired	(5,151,643)	(58,274,301)

Net increase (decrease) in shares outstanding before conversion	(823,575)	(8,814,590)
Shares issued upon conversion from other share class(es)	9,869	116,906
Shares reacquired upon conversion into other share class(es)	(3,720,431)	(42,965,310)

Net increase (decrease) in shares outstanding	(4,534,137)	$(51,662,994)

Class C
Six months ended September 30, 2017:
Shares sold	407,331	$4,788,125
Shares reacquired	(408,218)	(4,782,537)

Net increase (decrease) in shares outstanding before conversion	(887)	5,588
Shares reacquired upon conversion into other share class(es)	(8,082)	(94,572)

Net increase (decrease) in shares outstanding	(8,969)	$(88,984)

Year ended March 31, 2017:
Shares sold	1,316,213	$14,777,584
Shares issued in reinvestment of dividends and distributions	43,280	498,149
Shares reacquired	(494,708)	(5,573,358)

Net increase (decrease) in shares outstanding before conversion	864,785	9,702,375
Shares reacquired upon conversion into other share class(es)	(20,929)	(238,054)

Net increase (decrease) in shares outstanding	843,856	$9,464,321

Class Q
Period ended September 30, 2017*:
Shares sold	24,656	$301,067
Shares reacquired	(40,632)	(498,192)

Net increase (decrease) in shares outstanding before conversion	(15,976)	(197,125)
Shares issued upon conversion from other share class(es)	1,291,447	15,471,535

Net increase (decrease) in shares outstanding	1,275,471	$15,274,410

Prudential QMA Long-Short Equity Fund	49

Notes to Financial Statements (unaudited) (continued)

Class Z	Shares	Amount
Six months ended September 30, 2017:
Shares sold	6,603,232	$79,979,886
Shares reacquired	(4,608,892)	(55,707,735)

Net increase (decrease) in shares outstanding before conversion	1,994,340	24,272,151
Shares issued upon conversion from other share class(es)	99,316	1,204,831
Shares reacquired upon conversion into other share class(es)	(1,293,908)	(15,501,454)

Net increase (decrease) in shares outstanding	799,748	$9,975,528

Year ended March 31, 2017:
Shares sold	16,198,292	$186,863,023
Shares issued in reinvestment of dividends and distributions	275,724	3,256,307
Shares reacquired†	(11,543,219)	(132,662,084)

Net increase (decrease) in shares outstanding before conversion	4,930,797	57,457,246
Shares issued upon conversion from other share class(es)	3,706,245	43,088,895
Shares reacquired upon conversion into other share class(es)	(207)	(2,437)

Net increase (decrease) in shares outstanding	8,636,835	$100,543,704

*	Commencement of offering was May 25, 2017.
†	Includes affiliated redemption of 2,022,766 shares with a value of $23,066,338.

7. Borrowings

The Trust, on behalf of the Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period October 6, 2016 through October 5, 2017. The Funds pay an annualized commitment fee of .15% of the unused portion of the SCA. The Fund’s portion of the commitment fee for the unused amount, allocated based upon a method approved by the Board, is accrued daily and paid quarterly.

Subsequent to the reporting period end, the SCA has been renewed effective October 5, 2017 and will continue to provide a commitment of $900 million through October 4, 2018. The commitment fee paid by the Funds will continue to be .15% of the unused portion of the SCA. The interest on borrowings under the SCAs is paid monthly and at a per annum interest rate based upon a contractual spread plus the higher of (1) the effective federal funds rate, (2) the 1-month LIBOR rate or (3) zero percent.

Other affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios

50

may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Funds in the SCA equitably.

The Fund did not utilize the SCA during the reporting period ended September 30, 2017.

8. Recent Accounting Pronouncements and Reporting Updates

In October 2016, the the Securities and Exchange Commission (“SEC”) adopted new forms, rules and rule amendments intended to modernize and enhance the reporting and disclosure of information by registered investment companies and to improve the quality of information that registered investment companies provide to investors. Among the new reporting and disclosure requirements, the SEC would require registered investment companies to establish a liquidity risk management program and to file a new monthly Form N-PORT that provides more detailed information about fund holdings and their liquidity. In addition, the SEC is adopting new Form N-CEN which will require registered investment companies to annually report certain census-type information. The compliance dates are generally June 1, 2018 and December 1, 2018. Management is currently evaluating the impact to the funds.

9. Other

At the Trust’s Board meeting in March 2017, the Board approved a change in the methodology of allocating certain expenses, such as Transfer Agent fees (including sub-transfer agent and networking fees) and Blue Sky fees. PGIM Investments will implement the changes effective January 1, 2018.

Prudential QMA Long-Short Equity Fund	51

Financial Highlights (unaudited)

Class A Shares
	Six Months Ended September 30,		Year Ended March 31,		May 29, 2014(b) through March 31,
	2017		2017	2016	2015
Per Share Operating Performance(c):
Net Asset Value, Beginning of Period	$11.86		$11.35	$11.00	$10.00
Income (loss) from investment operations:
Net investment income (loss)	(.04)		(.07)	(.01)	(.05)
Net realized and unrealized gain (loss) on investments	.54		.77	.41	1.12
Total from investment operations	.50		.70	.40	1.07
Less Distributions:
Distributions from net realized gains	-		(.19)	(.05)	(.07)
Net asset value, end of period	$12.36		$11.86	$11.35	$11.00
Total Return(a):	4.22%		6.17%	3.67%	10.73%

Ratios/Supplemental Data:
Net assets, end of period (000)	$38,613		$33,579	$83,612	$306
Average net assets (000)	$34,264		$69,722	$28,971	$93
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement(g)	2.47%	(e)	2.30%	2.45%	2.41%	(e)
Expenses before waivers and/or expense reimbursement(g)	2.59%	(e)	2.44%	2.64%	3.61%	(e)
Net investment income (loss)	(.63)%	(e)	(.59)%	(.07)%	(.61)%	(e)
Portfolio turnover rate	39%	(f)	83%	160%	131%	(f)

(a)	Total return does not consider the effect of sales load. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	Commencement of operations.
(c)	Calculated based on the average shares outstanding during the period.
(d)	Does not include expenses of the underlying portfolios in which the Fund invests.
(e)	Annualized.
(f)	Not annualized.
(g)	The expense ratio includes dividend expense and broker fees and expenses on short sales of .97%, .72%, .70% and .63%, respectively for the six months ended September 30, 2017, for the years ended March 31, 2017, March 31, 2016 and the period ended March 31, 2015, respectively.

See Notes to Financial Statements.

52

Class C Shares
	Six Months Ended September 30,		Year Ended March 31,		May 29, 2014(b) through March 31,
	2017		2017	2016	2015
Per Share Operating Performance(c):
Net Asset Value, Beginning of Period	$11.61		$11.20	$10.93	$10.00
Income (loss) from investment operations:
Net investment income (loss)	(.08)		(.15)	(.08)	(.12)
Net realized and unrealized gain (loss) on investments	.52		.75	.40	1.12
Total from investment operations	.44		.60	.32	1.00
Less Distributions:
Distributions from net realized gains	-		(.19)	(.05)	(.07)
Net asset value, end of period	$12.05		$11.61	$11.20	$10.93
Total Return(a):	3.79%		5.35%	2.96%	10.03%

Ratios/Supplemental Data:
Net assets, end of period (000)	$33,905		$32,783	$22,165	$214
Average net assets (000)	$32,743		$29,401	$5,719	$56
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement(g)	3.21%	(e)	3.08%	3.22%	3.16%	(e)
Expenses before waivers and/or expense reimbursement(g)	3.28%	(e)	3.19%	3.37%	4.32%	(e)
Net investment income (loss)	(1.37)%	(e)	(1.31)%	(.74)%	(1.38)%	(e)
Portfolio turnover rate	39%	(f)	83%	160%	131%	(f)

(a)	Total return does not consider the effect of sales load. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	Commencement of operations.
(c)	Calculated based on the average shares outstanding during the period.
(d)	Does not include expenses of the underlying portfolios in which the Fund invests.
(e)	Annualized.
(f)	Not annualized.
(g)	The expense ratio includes dividend expense and broker fees and expenses on short sales of .96%, .77%, .71% and .65%, respectively for the six months ended September 30, 2017, for the years ended March 31, 2017, March 31, 2016 and the period ended March 31, 2015, respectively.

See Notes to Financial Statements.

Prudential QMA Long-Short Equity Fund	53

Financial Highlights (unaudited) (continued)

Class Q Shares
	May 25, 2017(a) through September 30,
	2017
Per Share Operating Performance(c):
Net Asset Value, Beginning of Period	$11.98
Income (loss) from investment operations:
Net investment income (loss)	(.01)
Net realized and unrealized gain (loss) on investments	.49
Total from investment operations	.48
Net asset value, end of period	$12.46
Total Return(b):	4.01%

Ratios/Supplemental Data:
Net assets, end of period (000)	$15,897
Average net assets (000)	$15,159
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement(g)	2.38%	(e)
Expenses before waivers and/or expense reimbursement(g)	2.39%	(e)
Net investment income (loss)	(.30)%	(e)
Portfolio turnover rate	39%	(f)

(a)	Commencement of offering.
(b)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(c)	Calculated based on the average shares outstanding during the period.
(d)	Does not include expenses of the underlying portfolios in which the Fund invests.
(e)	Annualized.
(f)	Not annualized.
(g)	The expense ratio includes dividend expense and broker fees and expenses on short sales of 1.13%, for the period ended September 30, 2017.

See Notes to Financial Statements.

54

Class Z Shares
	Six Months Ended September 30,		Year Ended March 31,		May 29, 2014(b) through March 31,
	2017		2017	2016	2015
Per Share Operating Performance(c):
Net Asset Value, Beginning of Period	$11.95		$11.41	$11.03	$10.00
Income (loss) from investment operations:
Net investment income (loss)	(.02)		(.04)	(.01)	(.04)
Net realized and unrealized gain (loss) on investments	.54		.77	.44	1.14
Total from investment operations	.52		.73	.43	1.10
Less Distributions:
Distributions from net realized gains	-		(.19)	(.05)	(.07)
Net asset value, end of period	$12.47		$11.95	$11.41	$11.03
Total Return(a):	4.35%		6.40%	3.93%	11.03%

Ratios/Supplemental Data:
Net assets, end of period (000)	$296,384		$274,663	$163,592	$38,825
Average net assets (000)	$278,558		$199,471	$67,895	$23,245
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement(g)	2.21%	(e)	2.08%	2.18%	2.12%	(e)
Expenses before waivers and/or expense reimbursement(g)	2.28%	(e)	2.19%	2.40%	3.27%	(e)
Net investment income (loss)	(.38)%	(e)	(.31)%	(.07)%	(.44)%	(e)
Portfolio turnover rate	39%	(f)	83%	160%	131%	(f)

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	Commencement of operations.
(c)	Calculated based on the average shares outstanding during the period.
(d)	Does not include expenses of the underlying portfolios in which the Fund invests.
(e)	Annualized.
(f)	Not annualized.
(g)	The expense ratio includes dividend expense and broker fees and expenses on short sales of .96%, .78%, .68% and .62%, respectively for the six months ended September 30, 2017, for the years ended March 31, 2017, March 31, 2016 and the period ended March 31, 2015, respectively.

See Notes to Financial Statements.

Prudential QMA Long-Short Equity Fund	55

Approval of Advisory Agreements (unaudited)

The Fund’s Board of Trustees

The Board of Trustees (the “Board”) of Prudential QMA Long-Short Equity Fund (the “Fund”)1 consists of twelve individuals, nine of whom are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”). The Board is responsible for the oversight of the Fund and its operations, and performs the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Trustees have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Trustee. The Board has established four standing committees: the Audit Committee, the Nominating and Governance Committee, and two Investment Committees. Each committee is chaired by, and composed of, Independent Trustees.

Annual Approval of the Fund’s Advisory Agreements

As required under the 1940 Act, the Board determines annually whether to renew the Fund’s management agreement with PGIM Investments LLC (“PGIM Investments”) and the Fund’s subadvisory agreement with Quantitative Management Associates LLC (“QMA”). In considering the renewal of the agreements, the Board, including all of the Independent Trustees,2 met on June 6-8, 2017 and approved the renewal of the agreements through July 31, 2018, after concluding that the renewal of the agreements was in the best interests of the Fund and its shareholders.

In advance of the meetings, the Board requested and received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with its consideration. Among other things, the Board considered comparative fee information from PGIM Investments and QMA. Also, the Board considered comparisons with other mutual funds in relevant Peer Universes and Peer Groups, as is further discussed below.

In approving the agreements, the Board, including the Independent Trustees advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services provided by PGIM Investments and the subadviser, the performance of the Fund, the profitability of PGIM Investments and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with the Fund and its shareholders as the Fund’s assets grow. In their deliberations, the Trustees did not identify any single factor which alone was responsible for the Board’s decision to approve the agreements with respect to the Fund. In connection with its deliberations, the Board considered information provided by PGIM Investments throughout the year at regular Board

[1]	Prudential QMA Long-Short Equity Fund is a series of Prudential Investment Portfolios 12.
[2]	Barry H. Evans and Laurie Simon Hodrick joined the Board effective as of September 1, 2017. Neither Mr. Evans nor Ms. Hodrick participated in the consideration of the renewal of the Fund’s advisory agreements.

Prudential QMA Long-Short Equity Fund

Approval of Advisory Agreements (continued)

meetings, presentations from portfolio managers and other information, as well as information furnished at or in advance of the meetings on June 6-8, 2017.

The Trustees determined that the overall arrangements between the Fund and PGIM Investments, which serves as the Fund’s investment manager pursuant to a management agreement, and between PGIM Investments and QMA, which serves as the Fund’s subadviser pursuant to the terms of a subadvisory agreement with PGIM Investments, are in the best interests of the Fund and its shareholders in light of the services performed, fees charged and such other matters as the Trustees considered relevant in the exercise of their business judgment.

The material factors and conclusions that formed the basis for the Trustees’ reaching their determinations to approve the continuance of the agreements are separately discussed below.

Nature, Quality and Extent of Services

The Board received and considered information regarding the nature, quality and extent of services provided to the Fund by PGIM Investments and QMA. The Board considered the services provided by PGIM Investments, including but not limited to the oversight of the subadviser for the Fund, as well as the provision of fund recordkeeping, compliance, and other services to the Fund. With respect to PGIM Investments’ oversight of the subadviser, the Board noted that PGIM Investments’ Strategic Investment Research Group (“SIRG”), which is a business unit of PGIM Investments, is responsible for monitoring and reporting to PGIM Investments’ senior management on the performance and operations of the subadviser. The Board also considered that PGIM Investments pays the salaries of all of the officers and interested Trustees of the Fund who are part of Fund management. The Board also considered the investment subadvisory services provided by QMA, as well as adherence to the Fund’s investment restrictions and compliance with applicable Fund policies and procedures. The Board considered PGIM Investments’ evaluation of the subadviser, as well as PGIM Investments’ recommendation, based on its review of the subadviser, to renew the subadvisory agreement.

The Board considered the qualifications, backgrounds and responsibilities of PGIM Investments’ senior management responsible for the oversight of the Fund and QMA, and also considered the qualifications, backgrounds and responsibilities of QMA’s portfolio managers who are responsible for the day-to-day management of the Fund’s portfolio. The Board was provided with information pertaining to PGIM Investments’ and QMA’s organizational structure, senior management, investment operations, and other relevant information pertaining to both PGIM Investments and QMA. The Board also noted that it received favorable compliance reports from the Fund’s Chief Compliance Officer (“CCO”) as to both PGIM Investments and QMA. The Board noted that QMA is affiliated with PGIM Investments.

Visit our website at pgiminvestments.com

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by PGIM Investments and the subadvisory services provided to the Fund by QMA, and that there was a reasonable basis on which to conclude that the Fund benefits from the services provided by PGIM Investments and QMA under the management and subadvisory agreements.

Costs of Services and Profits Realized by PGIM Investments

The Board was provided with information on the profitability of PGIM Investments and its affiliates in serving as the Fund’s investment manager. The Board discussed with PGIM Investments the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the adviser’s capital structure and cost of capital. The Board further noted that the subadviser is affiliated with PGIM Investments and that its profitability is reflected in PGIM Investments’ profitability report. Taking these factors into account, the Board concluded that the profitability of PGIM Investments and its affiliates in relation to the services rendered was not unreasonable.

Economies of Scale

The Board received and discussed information concerning economies of scale that PGIM Investments may realize as the Fund’s assets grow beyond current levels. The Board noted that the management fee schedule for the Fund includes breakpoints, which have the effect of reducing the fee rate as assets increase, but that at its current level of assets the Fund did not realize the effect of their rate reductions. The Board took note that the Fund’s fee structure currently results in benefits to Fund shareholders whether or not PGIM Investments realizes any economies of scale. The Board noted that economies of scale can be shared with the Fund in other ways, including low management fees from inception, additional technological and personnel investments to enhance shareholder services, and maintaining existing expense structures in the face of a rising cost environment. The Board also considered PGIM Investments’ assertion that it continually evaluates the management fee schedule of the Fund and the potential to share economies of scale through breakpoints or fee waivers as asset levels increase.

The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of PGIM Investments’ costs are not specific to individual funds, but rather are incurred across a variety of products and services.

Prudential QMA Long-Short Equity Fund

Approval of Advisory Agreements (continued)

Other Benefits to PGIM Investments and QMA

The Board considered potential ancillary benefits that might be received by PGIM Investments and QMA and their affiliates as a result of their relationship with the Fund. The Board concluded that potential benefits to be derived by PGIM Investments included transfer agency fees received by the Fund’s transfer agent (which is affiliated with PGIM Investments), and benefits to its reputation as well as other intangible benefits resulting from PGIM Investments’ association with the Fund. The Board concluded that the potential benefits to be derived by QMA included its ability to use soft dollar credits, as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and benefits to its reputation. The Board concluded that the benefits derived by PGIM Investments and QMA were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

Performance of the Fund / Fees and Expenses

The Board considered certain additional specific factors and made related conclusions relating to the historical performance of the Fund for the one-year period ended December 31, 2016. The Board considered that the Fund commenced operations on May 29, 2014 and that longer-term performance was not yet available.

The Board also considered the Fund’s actual management fee, as well as the Fund’s net total expense ratio, for the fiscal year ended March 31, 2016. The Board considered the management fee for the Fund as compared to the management fee charged by PGIM Investments to other funds and the fee charged by other advisers to comparable mutual funds in a Peer Group. The actual management fee represents the fee rate actually paid by Fund shareholders and includes any fee waivers or reimbursements. The net total expense ratio for the Fund represents the actual expense ratio incurred by Fund shareholders.

The mutual funds included in the Peer Universe (the Lipper Alternative Long/Short Equity Funds Performance Universe), which was used to consider performance, and the Peer Group, which was used to consider expenses and fees, were objectively determined by Broadridge, an independent provider of mutual fund data. The comparisons placed the Fund in various quartiles, with the first quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

The section below summarizes key factors considered by the Board and the Board’s conclusions regarding the Fund’s performance, fees and overall expenses. The table sets forth gross performance comparisons (which do not reflect the impact on performance of fund expenses, or any subsidies, expense caps or waivers that may be applicable) with the

Visit our website at pgiminvestments.com

Peer Universe, actual management fees with the Peer Group (which reflect the impact of any subsidies or fee waivers), and net total expenses with the Peer Group, each of which were key factors considered by the Board.

Performance	1 Year	3 Years	5 Years	10Years
	1st Quartile	N/A	N/A	N/A
Actual Management Fees: 3rd Quartile
Net Total Expenses: 2nd Quartile

•	The Board noted that the Fund underperformed its benchmark index over the one-year period.
•	The Board noted that the Fund does not yet have a three-year performance record and that, therefore, the subadviser should have more time to develop that record.
•

The Board noted that effective July 1, 2016 PGIM Investments agreed to cap the Fund’s annual operating expenses at 1.25% (exclusive of 12b-1 and certain other fees) through July 31, 2018. In that regard, the Board considered information provided by PGIM Investments indicating that if the expense cap were in effect for the full fiscal year, the Fund’s net total expense ratio would rank in the first quartile of its Peer Group.

•

The Board concluded that, in light of the above, it would be in the best interests of the Fund and its shareholders to permit the Fund to continue to build a performance record, and to renew the agreements.

•	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

*    *    *

After full consideration of these factors, the Board concluded that the approval of the agreements was in the best interests of the Fund and its shareholders.

Prudential QMA Long-Short Equity Fund

∎ MAIL	∎ TELEPHONE	∎ WEBSITE
655 Broad Street Newark, NJ 07102	(800) 225-1852	www.pgiminvestments.com

PROXY VOTING
The Board of Trustees of the Fund has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

TRUSTEES
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Barry H. Evans • Keith F. Hartstein • Laurie Simon Hodrick • Michael S. Hyland • Stuart S. Parker • Richard A. Redeker • Stephen G. Stoneburn • Grace C. Torres

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • M. Sadiq Peshimam, Treasurer and Principal Financial and Accounting Officer • Raymond A. O’Hara, Chief Legal Officer • Deborah A. Docs, Secretary • Chad A. Earnst, Chief Compliance Officer • Charles H. Smith, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • Andrew R. French, Assistant Secretary • Peter Parrella, Assistant Treasurer • Lana Lomuti, Assistant Treasurer • Linda McMullin, Assistant Treasurer • Kelly A. Coyne, Assistant Treasurer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

INVESTMENT SUBADVISER	Quantitative Management Associates LLC	Gateway Center Two 100 Mulberry Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	225 Liberty Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain a prospectus and summary prospectus by visiting our website at www.pgiminvestments.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to www.pgiminvestments.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES
Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, Prudential QMA Long-Short Equity Fund, PGIM Investments, Attn: Board of Trustees, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Trustee by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each month.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PRUDENTIAL QMA LONG-SHORT EQUITY FUND

SHARE CLASS	A	C	Q	Z
NASDAQ	PLHAX	PLHCX	PLHQX	PLHZX
CUSIP	744336868	744336850	744336736	744336843

MF221E2

PRUDENTIAL SHORT DURATION MUNI HIGH INCOME FUND

SEMIANNUAL REPORT

SEPTEMBER 30, 2017

To enroll in e-delivery, go to pgiminvestments.com/edelivery

Objective: Maximum amount of income that is eligible for exclusion from federal income taxes

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of September 30, 2017 were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC (PIMS), member SIPC. PGIM Fixed Income is a unit of PGIM, Inc. (PGIM), a registered investment adviser. PIMS and PGIM are Prudential Financial companies. © 2017 Prudential Financial, Inc. and its related entities. PGIM and the PGIM logo are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

2	Visit our website at pgiminvestments.com

PRUDENTIAL FUNDS — UPDATE

Effective on or about June 1, 2018 (the “Effective Date”), the Fund’s Class A, Class C, Class R, and Class Z shares, as applicable, will be closed to investments by new group retirement plans, except as discussed below. Existing group retirement plans as of the Effective Date may keep their investments in their current share class and may continue to make additional purchases or exchanges of that class of shares. As of the Effective Date, all new group retirement plans wishing to add the Fund as a new addition to the plan generally will be into one of the available Class Q shares, Class R2 shares, or Class R4 shares of the Fund.

In addition, on or about the Effective Date, the Class R shares of the Fund will be closed to all new investors, except as discussed below. Due to the closing of the Class R shares to new investors, effective on or about the Effective Date new IRA investors may only purchase Class A, Class C, Class Z, or Class Q shares of the Fund, subject to share class eligibility. Following the Effective Date, no new accounts may be established in the Fund’s Class R shares and no Class R shares may be purchased or acquired by any new Class R shareholder, except as discussed below.

	Class A	Class C	Class Z	Class R
Existing Investors (Group Retirement Plans, IRAs, and all other investors)	No Change	No Change	No Change	No Change
New Group Retirement Plans	Closed to group retirement plans wishing to add the share classes as new additions to plan menus on or about June 1, 2018, subject to certain exceptions below
New IRAs	No Change	No Change	No Change	Closed to all new investors on or about June 1, 2018, subject to certain exceptions below
All Other New Investors	No Change	No Change	No Change

Prudential Short Duration Muni High Income Fund

However, the following new investors may continue to purchase Class A, Class C, Class R, and Class Z shares of the Fund, as applicable:

•	Eligible group retirement plans who are exercising their one-time 90-day repurchase privilege in the Fund will be permitted to purchase such share classes.
•

Plan participants in a group retirement plan that offers Class A, Class C, Class R, or Class Z shares of the Fund as of the Effective Date will be permitted to purchase such share classes of the Fund, even if the plan participant did not own shares of that class of the Fund as of the Effective Date.

•

Certain new group retirement plans will be permitted to offer such share classes of the Fund after the Effective Date, provided that the plan has or is actively negotiating a contractual agreement with the Fund’s distributor or service provider to offer such share classes of the Fund prior to or on the Effective Date.

•

New group retirement plans that combine with, replace, or are otherwise affiliated with a current plan that invests in such share classes prior to or on the Effective Date will be permitted to purchase such share classes.

The Fund also reserves the right to refuse any purchase order that might disrupt management of the Fund or to otherwise modify the closure policy at any time on a case-by-case basis.

Visit our website at pgiminvestments.com

Letter from the President

Dear Shareholder:

We hope you find the semiannual report for the Prudential Short Duration Muni High Income Fund informative and useful. The report covers performance for the six-month period ended September 30, 2017.

Since market conditions change over time, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. However, diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

At PGIM Investments, we consider it a great privilege and responsibility to help investors participate in opportunities across global markets while meeting their toughest investment challenges. We’re part of PGIM, a top-10 global investment manager with more than $1 trillion in assets under management. This investment expertise allows us to deliver actively managed funds and strategies to meet the needs of investors around the globe.

Thank you for choosing our family of funds.

Sincerely,

Stuart Parker, President

Prudential Short Duration Muni High Income Fund

November 16, 2017

Prudential Short Duration Muni High Income Fund	5

Your Fund’s Performance (unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.pgiminvestments.com or by calling (800) 225-1852.

	Total Returns as of 9/30/17 (without sales charges)	Average Annual Total Returns as of 9/30/17 (with sales charges)
	Six Months* (%)	One Year (%)	Since Inception (%)
Class A	2.83	–2.57	1.70 (5/29/14)
Class C	2.45	–1.04	1.92 (5/29/14)
Class Q	1.40**	N/A	N/A (5/25/17)
Class Z	2.96	0.86	2.94 (5/29/14)
Bloomberg Barclays Short Duration Muni 50% HG /50% HY Index	2.60	–1.41	0.91
Bloomberg Barclays Municipal Bond Index	3.04	0.87	3.35
Lipper High Yield Municipal Debt Funds Average	3.98	0.98	4.82

*Not annualized

** Since Inception

Source: PGIM Investments LLC and Lipper Inc.

Inception returns are provided for any share class with less than 10 fiscal years of returns. The Since Inception returns for the Indexes and the Lipper Average are measured from the closest month-end to inception date for the indicated share class.

6	Visit our website at pgiminvestments.com

The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A*	Class C*	Class Q	Class Z*
Maximum initial sales charge	3.25% of the public offering price	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of original purchase price or net asset value at redemption)	1% on sales of $1 million or more made within 12 months of purchase	1% on sales made within 12 months of purchase	None	None
Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.25%	1%	None	None

*Certain share classes will be generally closed to investments by new group retirement plans effective on or about June 1, 2018. Please see the “PRUDENTIAL FUNDS—UPDATE” in the front of this report for more information.

Benchmark Definitions

Bloomberg Barclays Short Duration Muni 50% HG / 50% HY Index—The Bloomberg Barclays Short Duration Muni 50% HG / 50% HY Index consists of the Bloomberg Barclays Municipal Bond 1-8 Year Index (50%), which is an unmanaged index that includes all benchmark-eligible investment-grade municipal bonds with maturities from 1 to 8 years, and the Bloomberg Barclays Municipal High Yield 1-8 Year Index (50%), which is an unmanaged index that includes all benchmark-eligible Ba1 or lower rated and non-rated municipal bonds with maturities from 1 to 8 years.

Bloomberg Barclays Municipal Bond Index—The Bloomberg Barclays Municipal Bond Index is an unmanaged index of long-term investment-grade municipal bonds. It gives a broad look at how long-term investment-grade municipal bonds have performed.

Lipper High Yield Municipal Debt Funds Average—The Lipper High Yield Municipal Debt Funds Average (Lipper Average) is based on the average return of all funds in the Lipper High Yield Municipal Debt Funds universe for the periods noted. The Lipper High Yield Municipal Debt Funds Average consists of funds that typically invest 50% or more of their assets in municipal debt issues rated BBB or lower.

Investors cannot invest directly in an index. The returns for the Indexes would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes.

Prudential Short Duration Muni High Income Fund	7

Your Fund’s Performance (Continued)

Distributions and Yields as of 9/30/17
	Total Distributions Paid for Six Months ($)	SEC 30-Day Subsidized Yield* (%)	Taxable Equivalent 30-Day Subsidized Yield*** at Federal Tax Rates of		SEC 30-Day Unsubsidized Yield** (%)	Taxable Equivalent 30-Day Unsubsidized Yield*** at Federal Tax Rates of
			39.6%	43.4%		39.6%	43.4%
Class A	0.10	1.70	2.81	3.00	1.48	2.45	2.61
Class C	0.06	1.01	1.67	1.78	0.78	1.29	1.38
Class Q	0.08	2.00	3.31	3.53	1.88	3.11	3.32
Class Z	0.12	2.02	3.34	3.57	1.79	2.96	3.16

*SEC 30-Day Subsidized Yield (%)—A standardized yield calculation created by the Securities and Exchange Commission, it reflects the income earned during a 30-day period, after the deduction of the Fund’s net expenses (net of any expense waivers or reimbursements).

**SEC 30-Day Unsubsidized Yield (%)—A standardized yield calculation created by the Securities and Exchange Commission, it reflects the income earned during a 30-day period, after the deduction of the Fund’s gross expenses.

***Some investors may be subject to the federal alternative minimum tax (AMT). Taxable equivalent yields reflect federal tax rates only.

Credit Quality expressed as a percentage of total investments as of 9/30/17 (%)
AAA	1.6
AA	16.8
A	22.1
BBB	37.5
BB	10.1
B	4.4
CCC	0.1
Not Rated	6.7
Cash/Cash Equivalents	0.7
Total Investments	100.0

Source: PGIM Fixed Income

Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investor Service, Inc. (Moody’s), S&P Global Ratings (S&P), or Fitch, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable S&P/Fitch rating tier nomenclature. These rating agencies are independent and are widely used. The Not Rated category consists of securities that have not been rated by a NRSRO. Credit ratings are subject to change. Values may not sum to 100.0% due to rounding.

8	Visit our website at pgiminvestments.com

Fees and Expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 held through the six-month period ended September 30, 2017. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of Prudential funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account

Prudential Short Duration Muni High Income Fund	9

Fees and Expenses (continued)

over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Prudential Short Duration Muni High Income Fund		Beginning Account Value April 1, 2017	Ending Account Value September 30, 2017	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Class A	Actual	$1,000.00	$1,028.30	0.85%	$4.32
	Hypothetical	$1,000.00	$1,020.81	0.85%	$4.31
Class C	Actual	$1,000.00	$1,024.50	1.60%	$8.12
	Hypothetical	$1,000.00	$1,017.05	1.60%	$8.09
Class Q**	Actual	$1,000.00	$1,014.00	0.60%	$2.12
	Hypothetical	$1,000.00	$1,022.06	0.60%	$3.04
Class Z	Actual	$1,000.00	$1,029.60	0.60%	$3.05
	Hypothetical	$1,000.00	$1,022.06	0.60%	$3.04

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 183 days in the six-month period ended September 30, 2017, and divided by the 365 days in the Fund’s fiscal year ending March 31, 2018 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

**“Actual” expenses are calculated using the 128 day in the period ended September 30, 2017 due to the Class’ inception date of May 25, 2017.

10	Visit our website at pgiminvestments.com

Schedule of Investments (unaudited)

as of September 30, 2017

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS 99.6%

Alaska 2.2%
Alaska Industrial Development & Export Authority, Revenue, Snettisham Hydro Project, AMT, Rfdg	5.000%		01/01/22	535	$596,209
Alaska Industrial Development & Export Authority, Revenue, Snettisham Hydroelectric, AMT, Rfdg	5.000		01/01/23	250	281,775
City of Valdez, Revenue, ExxonMobil International Holdings, Inc., Rfdg	0.950	(cc)	10/01/25	700	700,000
City of Valdez, Revenue, ExxonMobil International Holdings, Inc., Rfdg	0.950	(cc)	12/01/29	1,600	1,600,000

					3,177,984

Arizona 4.2%
Arizona Health Facilities Authority, Revenue, Banner Health, Series B, 3 Month LIBOR +0.810%	1.680	(c)	01/01/37	2,005	1,768,771
Arizona Industrial Development Authority, Revenue, Basis School Project, Series A, Rfdg, 144A	5.000		07/01/26	255	278,786
Industrial Development Authority of the City of Phoenix, Revenue, Great Hearts Academies Project	3.750		07/01/24	640	668,736
La Paz County Industrial Development Authority, Revenue, Cosmos Foundation, Inc., Series A, 144A	5.000		02/15/26	750	852,630
Maricopa County Industrial Development Authority, Revenue, Horizon Community Learning Center, Rfdg	4.000		07/01/26	1,000	1,015,480
Maricopa County Industrial Development Authority, Revenue, Paradise School Project, Rfdg, 144A	4.000		07/01/26	500	505,875
Maricopa County Industrial Development Authority, Revenue, Reid Traditional Schools Project	4.000		07/01/26	350	370,122
Salt Verde Finance Corp., National Gas Utility, Revenue	5.250		12/01/21	505	560,737

					6,021,137

Arkansas 0.5%
County of Baxter Regional Medical Center, Revenue, Series A, Rfdg	5.000		09/01/22	700	792,925

California 7.7%
California Health Facilities Financing Authority, Revenue, Kaiser Permanente, Series A-1	5.000		11/01/27	1,000	1,256,700
California Municipal Finance Authority, Revenue, American Heritage Foundation, Series A, Rfdg	4.000		06/01/26	500	539,500
California Pollution Control Financing Authority, Revenue, Green Bonds Project, AMT, 144A	7.000		07/01/22	250	265,080
California School Finance Authority, Revenue, Alliance College Ready Public Schools, Series A, 144A	4.000		07/01/21	400	430,300

See Notes to Financial Statements.

Prudential Short Duration Muni High Income Fund	11

Schedule of Investments (unaudited) (continued)

as of September 30, 2017

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS (Continued)

California (cont’d.)
California School Finance Authority, Revenue, Alliance College Ready Public Schools, Series A, Rfdg, 144A	4.000%		07/01/24	270	$297,672
California School Finance Authority, Revenue, Alliance College Ready Public Schools, Series A, Rfdg, 144A	4.000		07/01/25	285	313,905
California School Finance Authority, Revenue, Green Dot Public School Project, Series A, 144A	4.000		08/01/25	330	352,414
California School Finance Authority, Revenue, KIPP LA Project, Series A, Rfdg, 144A	3.625		07/01/25	475	506,573
California Statewide Communities Development Authority, Revenue, St. Joseph Healthcare System, AGM (Escrowed to Maturity date 07/01/18)(ee)	4.500		07/01/18	175	179,233
Chula Vista Municipal Financing Authority, Specialty Tax, Rfdg	5.000		09/01/21	755	853,014
City of Fontana Sierra Hills, Specialty Tax, Series 22, Rfdg	4.000		09/01/19	385	403,141
City of Los Angeles, Verne Brethren Hillcrest Homes, Revenue, Certificate of Participation, Rfdg	4.000		05/15/18	225	228,130
City of Roseville, Westpark Community Facility District No.1, Specialty Tax, Rfdg	5.000		09/01/22	225	255,695
Golden State Tobacco Securitization Corp., Revenue, Series A-1, Rfdg	5.000		06/01/26	1,000	1,190,230
Long Beach Bond Finance Authority, Natural Gas, Revenue, Series B, 3 Month LIBOR + 1.450%	2.331	(c)	11/15/27	700	666,953
Long Beach Bond Finance Authority, Natural Gas, Revenue, Series A	5.000		11/15/17	175	175,854
Long Beach Bond Finance Authority, Revenue, Series A	5.250		11/15/19	140	152,060
Palomar Health, Revenue, Rfdg	5.000		11/01/24	500	578,025
Southern California Public Power Authority Natural Gas Project, Revenue, Project No.1, Series A-1, 3 Month LIBOR + 1.470%	2.348	(c)	11/01/38	1,360	1,189,782
State of California, Various Purpose, Rfdg	5.000		11/01/29	1,000	1,232,720
Tobacco Securitization Authority of Northern California, Revenue, Series A-1, Rfdg	4.750		06/01/23	30	30,051

					11,097,032

Colorado 4.4%
City & County of Denver, Revenue, United Airlines, Inc., AMT, Rfdg	5.000		10/01/32	500	544,005
Colorado Educational & Cultural Facilities Authority, Revenue, Lighthouse Building Corp. Stem Project, Rfdg	4.000		11/01/24	520	525,429

See Notes to Financial Statements.

12

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS (Continued)

Colorado (cont’d.)
Colorado Health Facilities Authority, Revenue, Catholic Health Initiative, Series 2009A, Rfdg	5.000%	07/01/19	100	$105,717
Colorado Health Facilities Authority, Revenue, Christian Living Neighborhood, Rfdg	4.000	01/01/22	300	318,924
Colorado Health Facilities Authority, Revenue, National Jewish Health Initiatives, Rfdg	5.000	01/01/20	695	735,206
Colorado Health Facilities Authority, Revenue, National Jewish Health Initiatives, Rfdg	5.000	01/01/22	125	136,218
Colorado Health Facilities Authority, Revenue, National Jewish Health Initiatives, Rfdg	5.000	01/01/24	300	321,558
Colorado Health Facilities Authority, Revenue, Retirement Communities, Series A, Rfdg	4.000	12/01/19	515	539,524
E-470 Public Highway Authority, Revenue, Series A, Rfdg	5.000	09/01/20	650	715,123
Eagle County Airport Terminal Corp., Revenue, Series B, AMT, Rfdg	4.000	05/01/26	1,000	1,101,460
Park Creek Metropolitan District, Series A, Specialty Tax, Rfdg	5.000	12/01/23	1,100	1,260,809

				6,303,973

Connecticut 1.3%
State of Connecticut Special Tax, Revenue, Transportation Infrastructure, Series A, First Lien	5.000	09/01/26	1,570	1,889,071

Delaware 1.0%
Delaware State Economic Development Authority, Revenue, Aspira Charter School, Series A	3.250	06/01/26	800	752,440
Delaware State Economic Development Authority, Revenue, Newark Charter School, Series A, Rfdg	2.800	09/01/26	480	482,640
Delaware State Health Facilities Authority, Revenue, Nanticoke Memorial Hospital, Rfdg	4.000	07/01/22	100	105,672
Delaware State Health Facilities Authority, Revenue, Nanticoke Memorial Hospital, Rfdg	5.000	07/01/23	100	111,280

				1,452,032

District of Columbia 1.6%
District of Columbia Friendship Public Charter School, Revenue	3.550	06/01/22	795	821,275
District of Columbia KIPP Charter School, Revenue, Rfdg	5.000	07/01/23	275	306,787
Metropolitan Washington Airports Authority, Revenue, AMT	5.000	10/01/26	1,000	1,208,770

				2,336,832

See Notes to Financial Statements.

Prudential Short Duration Muni High Income Fund	13

Schedule of Investments (unaudited) (continued)

as of September 30, 2017

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS (Continued)

Florida 6.6%
City of Tallahassee, Revenue, Memorial Healthcare, Inc., Project, Series A	5.000%	12/01/23	150	$171,782
City of Tallahassee, Revenue, Memorial Healthcare, Inc., Project, Series A	5.000	12/01/25	400	462,968
Cityplace Community Development District, Special Assessment, Rfdg	5.000	05/01/20	740	794,175
Florida Higher Educational Facilities Financial Authority, Revenue, Nova Southeastern University, Rfdg	4.000	04/01/21	40	43,090
Greater Orlando Aviation Authority, Revenue, Jet Blue Airways Corp., AMT, Rfdg	5.000	11/15/26	500	527,010
Lakewood Ranch Stewardship District, Special Assessment	4.000	05/01/21	400	410,348
Lakewood Ranch Stewardship District, Special Assessment	4.250	05/01/26	250	258,358
Lakewood Ranch Stewardship District, Special Assessment	4.250	05/01/25	400	408,052
Lakewood Ranch Stewardship District, Special Assessment	4.625	05/01/27	500	523,045
Martin County Industrial Development Authority, Revenue, Indiantown Co-Generation LP, AMT, Rfdg, 144A	3.950	12/15/21	250	256,715
Myrtle Creek Improvement District, Special Assessment, Series A, BAM, Rfdg	4.000	05/01/27	1,000	1,082,850
Orange County Health Facilities Authority, Revenue, NATL, Series C, Rfdg	6.250	10/01/21	100	108,769
Palm Beach County Health Facilities Authority, Revenue, Sinai Residences, Series A, Rfdg	6.750	06/01/24	300	349,350
Village Community Development District No. 4, Special Assessment, Revenue, Rfdg	4.125	05/01/21	95	100,060
Village Community Development District No. 5, Phase I, Special Assessment, Revenue, Rfdg	3.000	05/01/21	160	163,280
Village Community Development District No. 6, Special Assessment, Revenue, Rfdg	3.000	05/01/20	125	128,541
Village Community Development District No. 6, Special Assessment, Revenue, Rfdg	3.000	05/01/21	170	175,838
Village Community Development District No. 6, Special Assessment, Revenue, Rfdg	4.000	05/01/26	250	270,973
Village Community Development District No. 7, Special Assessment, Revenue, Rfdg	4.000	05/01/21	485	517,640
Village Community Development District No. 7, Special Assessment, Revenue, Rfdg	4.000	05/01/25	240	262,656
Village Community Development District No. 7, Special Assessment, Revenue, Rfdg	4.000	05/01/24	875	952,875

See Notes to Financial Statements.

14

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS (Continued)

Florida (cont’d.)
Village Community Development District No. 7, Special Assessment, Revenue, Rfdg	4.000%	05/01/26	285	$304,807
Village Community Development District No. 10, Special Assessment, Revenue	4.500	05/01/23	315	347,467
Village Community Development District No. 11, Special Assessment, Revenue	3.250	05/01/19	380	381,478
Village Community Development District No. 12, Special Assessment, Revenue	2.875	05/01/21	500	501,045

				9,503,172

Georgia 0.5%
Private Colleges & Universities Authority, Revenue, Savannah College of Art & Design	5.000	04/01/22	625	708,294

Guam 1.3%
Guam Government Waterworks Authority, Revenue, Series A, Rfdg	5.000	07/01/20	400	430,664
Territory of Guam, Revenue, Series A	5.000	01/01/23	250	274,225
Territory of Guam, Revenue, Series D, Rfdg	5.000	11/15/21	1,100	1,214,697

				1,919,586

Hawaii 0.7%
State of Hawaii Department of Budget & Finance, Revenue, Hawaii Electric Co., AMT, Rfdg	3.100	05/01/26	1,000	1,015,400

Idaho 1.4%
County of Nez Perce, Revenue, Rfdg	2.750	10/01/24	1,000	967,430
Idaho Health Facilities Authority, Madison Memorial Hospital, Revenue, Rfdg	5.000	09/01/22	1,000	1,096,140

				2,063,570

Illinois 17.3%
Chicago Board of Education, Dedicated Revenues, GO, Rfdg	5.000	12/01/18	500	508,575
Chicago Board of Education, Dedicated Revenues, Series B, GO, AMBAC, Rfdg	5.000	12/01/18	350	358,600
Chicago Board of Education, Series A, GO, AMBAC, Rfdg	5.500	12/01/23	315	349,130
Chicago Board of Education, Series A, NATL, GO, Rfdg	5.000	12/01/18	160	164,587
Chicago Board of Education, Series D, GO, AGM	5.000	12/01/17	100	100,711
Chicago Board of Education, Series F, GO, Rfdg	5.000	12/01/19	350	360,948
Chicago O’Hare International Airport, Revenue, General Senior Lien, Series D, AMT	5.000	01/01/26	300	356,607

See Notes to Financial Statements.

Prudential Short Duration Muni High Income Fund	15

Schedule of Investments (unaudited) (continued)

as of September 30, 2017

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS (Continued)

Illinois (cont’d.)
Chicago O’Hare International Airport, Revenue, Series C, AMT, Rfdg	5.000%		01/01/23	200	$230,216
Chicago Transit Authority, Revenue, Federal Transit Administration Section 530, AGM, Rfdg	5.000		06/01/22	1,630	1,810,229
City of Chicago, Project & Rfdg, Series A, GO, AMBAC	5.000		01/01/20	20	20,066
City of Chicago, Series A, GO	4.000		12/01/17	275	275,825
City of Chicago, Series A, GO	4.000		12/01/18	250	255,203
City of Chicago, Series A, GO	5.000		01/01/20	200	211,570
City of Chicago, Series A, GO, AGM, Rfdg	5.000		01/01/21	50	50,869
City of Chicago, Series A, GO, Rfdg	5.000		01/01/18	240	241,697
City of Chicago, Series A, GO, Rfdg	5.000		01/01/24	335	354,152
City of Chicago, Series B, GO	5.000		01/01/18	600	604,242
City of Chicago, Series B, GO, Rfdg	5.000		01/01/19	750	775,837
City of Chicago, Series B, GO, Rfdg	5.000		01/01/23	370	409,127
City of Chicago, Series C, GO, Rfdg	5.000		01/01/22	780	850,356
City of Chicago Wastewater Transmission, Revenue, Second Lien	4.000		01/01/20	1,120	1,180,570
City of Chicago Wastewater Transmission, Revenue, Second Lien, Rfdg	5.000		01/01/25	350	386,592
City of Chicago Wastewater Transmission, Revenue, Second Lien, Series A, Rfdg	4.000		01/01/18	200	201,390
City of Chicago Wastewater Transmission, Revenue, Second Lien, Series C, Rfdg	5.000		01/01/22	850	956,836
City of Chicago Waterworks, Revenue, Second Lien	4.000		11/01/24	110	118,381
City of Chicago Waterworks, Revenue, Second Lien Project	4.000		11/01/17	315	315,819
City of Chicago Waterworks, Revenue, Second Lien Project	4.000		11/01/21	250	270,895
City of Chicago Waterworks, Revenue, Second Lien, AGM, Rfdg	4.250		11/01/18	250	258,175
City of Chicago Waterworks, Revenue, Second Lien, Rfdg	4.000		11/01/19	490	515,088
City of Chicago Waterworks, Revenue, Second Lien, Rfdg	4.000		11/01/20	1,065	1,139,603
City of Chicago Waterworks, Revenue, Second Lien, Rfdg	5.000		11/01/20	385	423,512
City of Chicago Waterworks, Revenue, Second Lien, Rfdg	5.000		11/01/22	195	222,760
City of Springfield Electric, Revenue, Senior Lien, Rfdg	5.000		03/01/22	275	311,999
County of Cook, Series A, GO, Rfdg	5.000		11/15/23	1,000	1,154,330
Illinois Finance Authority, Presbyterian Homes, Revenue, Series B, Rfdg (Mandatory Put Date 05/01/21), 1 Month LIBOR + 1.350%	2.216	(c)	05/01/36	500	502,525
Illinois Finance Authority, Revenue, Advocate Healthcare Network, Series D	5.500		11/01/18	60	61,422

See Notes to Financial Statements.

16

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS (Continued)

Illinois (cont’d.)
Illinois Finance Authority, Revenue, Advocate Healthcare, Series A-2, Rfdg (Mandatory Put Date 02/12/20)	5.000	%(cc)	11/01/30	350	$380,100
Illinois Finance Authority, Revenue, Resurrection Health, Series B, AGM, Rfdg (Pre-refunded date 05/15/18)(ee)	4.500		05/15/20	5	5,110
Illinois Finance Authority, Revenue, Resurrection Health, Series B, AGM, Rfdg (Pre-refunded date 05/15/18)(ee)	4.500		05/15/20	170	173,743
Illinois Finance Authority, Revenue, Silver Cross Hospital, Rfdg	6.000		08/15/23	600	621,810
Illinois Finance Authority, Revenue, Silver Cross Hospital, Series C, Rfdg	5.000		08/15/19	155	163,916
Railsplitter Tobacco Settlement Authority, Revenue	5.375		06/01/21	680	773,004
State of Illinois, GO	5.000		02/01/22	200	216,474
State of Illinois, GO, Rfdg	5.000		01/01/18	475	478,828
State of Illinois, GO, Rfdg	5.000		08/01/18	75	76,895
State of Illinois, GO, Rfdg	5.000		02/01/24	500	548,405
State of Illinois, Series 2010, GO, AGM, Rfdg	5.000		01/01/20	200	212,524
State of Illinois, Series A, GO	4.000		01/01/23	360	372,229
State of Illinois, Series A, GO	5.000		04/01/20	100	105,985
State of Illinois, Series A, GO, AGM	4.000		09/01/22	150	151,770
State of Illinois, Series B, GO, Rfdg	5.250		01/01/18	250	252,173
State of Illinois, Series B, GO, Rfdg	5.250		01/01/21	715	771,428
State of Illinois, Revenue	5.000		06/15/24	480	546,370
State of Illinois, Revenue, GO, AGM, Rfdg	4.000		01/01/20	525	546,378
State of Illinois, Revenue, Junior Series D, BAM, Rfdg	5.000		06/15/25	1,325	1,580,195
State of Illinois, Revenue, Series A, GO	4.000		06/15/19	150	156,453
University of Illinois, Revenue, Series A, Rfdg	5.000		04/01/26	425	486,200

					24,928,434

Indiana 0.6%
Gary Chicago International Airport Authority, Revenue, AMT	5.000		02/01/20	835	887,430

Iowa 0.7%
Iowa Finance Authority, Revenue, Iowa Fertilizer Co. Project, Rfdg	5.000		12/01/19	540	558,312
Iowa Finance Authority, Revenue, Iowa Fertilizer Co. Project, Rfdg	5.500		12/01/22	415	424,030

					982,342

See Notes to Financial Statements.

Prudential Short Duration Muni High Income Fund	17

Schedule of Investments (unaudited) (continued)

as of September 30, 2017

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS (Continued)

Kentucky 0.4%
Kentucky Economic Development Finance Authority, Revenue, Owensboro Medical Health Systems, Series A	5.250%	06/01/20	500	$540,955

Louisiana 2.0%
City of New Orleans, GO, Rfdg	5.000	12/01/22	100	115,742
City of New Orleans, GO, Rfdg	5.000	12/01/23	150	175,899
City of New Orleans Sewerage Service, Revenue	5.000	06/01/23	300	349,326
City of New Orleans Sewerage Service, Revenue	5.000	06/01/24	200	236,224
Louisiana Public Facilities Authority, Revenue, Ochsner Clinic Foundation, Rfdg	5.000	05/15/22	265	302,720
Louisiana State Citizens Property Insurance Corp., Revenue, AGM, Rfdg	5.000	06/01/21	750	846,300
New Orleans Sewerage Service, Revenue, Rfdg	5.000	06/01/19	400	424,452
New Orleans Sewerage Service, Revenue, Rfdg	5.000	06/01/20	350	382,942

				2,833,605

Maryland 1.2%
City of Baltimore, Revenue, Convention Center Hotel, Rfdg	5.000	09/01/25	500	589,710
City of Westminster, Revenue, Project Carroll Lutheran Village, Rfdg	5.000	07/01/18	400	407,800
Frederick County Special Obligation, Urbana Community Development Authorization, Specialty Tax, Series A, Rfdg	5.000	07/01/20	100	109,014
Frederick County Special Obligation, Urbana Community Development Authorization, Specialty Tax, Series A, Rfdg	5.000	07/01/21	100	110,010
Maryland Health & Higher Educational Facilities Authority, Revenue, Meritus Medical Center, Rfdg	5.000	07/01/21	500	563,270

				1,779,804

Massachusetts 0.2%
Massachusetts Development Finance Agency, Revenue, International Charter School, Rfdg	4.000	04/15/20	325	335,644

Michigan 1.0%
Michigan Finance Authority, Revenue, Local Government Loan Program, Series B, Rfdg	4.000	07/01/18	640	652,307
Michigan Finance Authority, Revenue, Local Government Loan Program, Series D-1, Rfdg	5.000	07/01/22	400	454,760
Oakland County Economic Development Corp., Revenue, Roman Catholic Archdiocese of Detroit, Rfdg	6.500	12/01/20	260	269,207

				1,376,274

See Notes to Financial Statements.

18

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS (Continued)

Minnesota 0.9%
City of Hugo, Revenue, Charter School Noble Academy Project, Series A	4.000%		07/01/22	480	$494,659
City of St. Paul Housing & Redevelopment Authority, Revenue, Healtheast Project	5.000		11/15/20	500	558,190
Shakopee Healthcare Facility, Revenue, St. Francis Regional Medical Center, Rfdg	5.000		09/01/19	185	197,878

					1,250,727

Mississippi 0.3%
Mississippi Business Finance Corp., Revenue, Variable Chevron Corp., Series F	0.960	(cc)	11/01/35	500	500,000

Missouri 0.4%
Health & Educational Facilities Authority of the State of Missouri, Revenue, Lutheran Senior Services, Rfdg	2.150		02/01/19	500	504,055
Health & Educational Facilities Authority of the State of Missouri, Revenue, St. Louis College of Pharmacy Project, Rfdg	5.000		05/01/19	125	131,620

					635,675

Nevada 1.1%
Clark County Airport Department of Aviation, Revenue, Jet Aviation Fuel Tax, Series A, AMT, Rfdg	5.000		07/01/21	500	565,030
County of Washoe, Sierra Pacific Power Co., Revenue, Series B, Rfdg (Mandatory Put Date 06/01/22)	3.000	(cc)	03/01/36	1,000	1,049,030

					1,614,060

New Jersey 8.6%
Casino Reinvestment Development Authority, Revenue, Rfdg	4.000		11/01/19	500	512,900
New Jersey Building Authority, Revenue, Series A, Rfdg	5.000		06/15/21	625	685,544
New Jersey Building Authority, Revenue, Series A, Rfdg (Escrowed to Maturity date 06/15/21)(ee)	5.000		06/15/21	60	68,216
New Jersey Economic Development Authority, Revenue, Police Barracks Project	4.750		06/15/19	245	256,904
New Jersey Economic Development Authority, Revenue, Provident Group-Rowan Properties LLC, Series A	5.000		01/01/23	500	557,790
New Jersey Economic Development Authority, Revenue, School Facilities Construction, Series EE, Rfdg	5.000		09/01/18	85	87,636

See Notes to Financial Statements.

Prudential Short Duration Muni High Income Fund	19

Schedule of Investments (unaudited) (continued)

as of September 30, 2017

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS (Continued)

New Jersey (cont’d.)
New Jersey Economic Development Authority, Revenue, School Facilities Construction, Series NN, Rfdg (Escrowed to Maturity date 03/01/19)(ee)	5.000%		03/01/19	150	$158,421
New Jersey Economic Development Authority, Revenue, Series XX, Rfdg	5.000		06/15/22	800	886,704
New Jersey Economic Development Authority, Revenue, Sub-Series A, Rfdg	4.000		07/01/22	500	530,770
New Jersey Economic Development Authority, Revenue, Transit Project Sublease, Series A, Rfdg	5.000		05/01/19	275	288,618
New Jersey Economic Development Authority, Revenue, United Airlines, Series A, AMT	4.875		09/15/19	990	1,022,215
New Jersey Health Care Facilities Financing Authority, Revenue, Holy Name Medical Center	4.500		07/01/20	290	310,950
New Jersey Health Care Facilities Financing Authority, Revenue, Holy Name Medical Center, Rfdg	4.250		07/01/19	150	156,850
New Jersey Health Care Facilities Financing Authority, Revenue, Holy Name Medical Center, Rfdg	5.000		07/01/19	235	249,403
New Jersey Health Care Facilities Financing Authority, Revenue, University Hospital, Series A, AGM, Rfdg	5.000		07/01/23	500	582,935
New Jersey Health Care Facilities Financing Authority, Revenue, Virtua Health, Rfdg	5.000		07/01/21	125	141,306
New Jersey Transportation Trust Fund Authority, Revenue, Series AA	5.000		06/15/19	100	105,283
New Jersey Transportation Trust Fund Authority, Revenue, Series AA	5.000		06/15/22	1,000	1,108,850
New Jersey Transportation Trust Fund Authority, Revenue, Series B, AGM, Rfdg	5.500		12/15/21	175	199,432
New Jersey Transportation Trust Fund Authority, Revenue, Series B, NATL, Rfdg	5.500		12/15/20	200	221,556
New Jersey Transportation Trust Fund Authority, Revenue, Series B, Rfdg	5.250		12/15/19	440	471,337
New Jersey Turnpike Authority, Revenue, Variable, Series D-1, Rfdg, 1 Month LIBOR + 0.700%	1.568	(c)	01/01/24	1,000	999,970
South Jersey Transportation Authority LLC, Revenue, Series A, Rfdg	5.000		11/01/20	100	109,433
South Jersey Transportation Authority LLC, Revenue, Series A, Rfdg	5.000		11/01/21	350	390,918
Tobacco Settlement Finance Corp., Revenue, Series 1A, Rfdg	4.625		06/01/26	2,355	2,357,237

					12,461,178

See Notes to Financial Statements.

20

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS (Continued)

New York 3.7%
New York State Dormitory Authority, Revenue, Orange Regional Medical Center, 144A	5.000%		12/01/21	500	$552,190
New York State Energy Research & Development Authority, Series B, Rfdg (Mandatory Put Date 05/01/20)	2.000	(cc)	02/01/29	500	505,900
New York Transportation Development Corp., Revenue, Terminal One Group Association, AMT, Rfdg	5.000		01/01/22	1,000	1,128,750
New York Transportation Development Corp., Revenue, Terminal One Group Association, AMT, Rfdg	5.000		01/01/23	1,000	1,140,880
Port Authority of New York & New Jersey, Revenue, JFK International Air Terminal	5.000		12/01/20	1,510	1,642,548
Port Authority of New York & New Jersey, Revenue, Series 188, AMT, Rfdg	5.000		05/01/23	325	380,568

					5,350,836

North Carolina 0.4%
North Carolina Medical Care Commission, Revenue, Pennybyrn at Maryfield	5.000		10/01/20	500	535,640

North Dakota 0.4%
Burleigh County Healthcare St. Alexius, Revenue, Series A, Rfdg (Escrowed to Maturity date 07/01/20)(ee)	4.000		07/01/20	500	536,560

Ohio 3.4%
Buckeye Tobacco Settlement Financing Authority, Revenue, Asset-Backed, Senior Turbo, Series A-2	5.125		06/01/24	3,800	3,604,034
County of Cuyahoga, Revenue, MetroHealth System, Rfdg	5.000		02/15/25	695	786,490
County of Hamilton, Revenue, Christ Hospital Project	5.000		06/01/20	465	508,082

					4,898,606

Oklahoma 0.2%
Tulsa Airports Improvement Trust, Revenue, American Airlines Group, AMT, Rfdg (Mandatory Put Date 06/01/25)	5.000	(cc)	06/01/35	250	269,825

Oregon 0.2%
Hospital Facilities Authority of Multnomah County, Revenue, Mirabella at South Water Front, Series A, Rfdg	5.000		10/01/19	315	327,934

See Notes to Financial Statements.

Prudential Short Duration Muni High Income Fund	21

Schedule of Investments (unaudited) (continued)

as of September 30, 2017

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS (Continued)

Pennsylvania 4.4%
Allentown Neighborhood Improvement Zone Development Authority, Revenue, 144A	5.000%		05/01/22	555	$604,401
Chester County Industrial Development Authority, Revenue, Renaissance Academy Christian School, Rfdg	3.750		10/01/24	500	516,185
East Hempfield Township Industrial Development Authority, Revenue, Willow Valley Community, Rfdg	5.000		12/01/23	500	584,460
Lancaster County Hospital Authority, Revenue, Brethren Village Project, Rfdg	5.000		07/01/24	500	563,650
Montgomery County Industrial Development Authority, Revenue, Exelon Generation Co., AMT, Rfdg (Mandatory Put Date 04/01/20)	2.700	(cc)	10/01/34	1,000	1,008,560
Montgomery County Industrial Development Authority, Revenue, Whitemarsh Care Facility, Rfdg	3.000		01/01/18	800	799,856
Moon Industrial Development Authority, Revenue, Baptist Homes Society, Rfdg	5.000		07/01/20	470	484,034
Pennsylvania Economic Development Financing Authority, Revenue, PA Bridges Finco LP, AMT	5.000		12/31/18	250	261,517
Philadelphia Hospitals & Higher Education Facilities Authority, Revenue, Temple University Health Systems, Series A, Rfdg	5.500		07/01/30	780	781,560
Philadelphia Hospitals & Higher Education Facilities Authority, Revenue, Temple University Health Systems, Series B, Rfdg	5.500		07/01/26	370	370,740
Philadelphia Hospitals & Higher Education Facilities Authority, Revenue, Temple University Health Systems, Series B, Rfdg	6.250		07/01/23	300	300,879

					6,275,842

Puerto Rico 0.2%
Puerto Rico Municipal Finance Agency, Revenue, Series A, AGM	5.000		08/01/18	210	212,913
Puerto Rico Municipal Finance Agency, Revenue, Series C, AGM, Rfdg	5.250		08/01/18	105	107,582

					320,495

Rhode Island 0.8%
Tobacco Settlement Financing Corp., Revenue, Senior Series 1A, Rfdg	5.000		06/01/24	710	815,421
Tobacco Settlement Financing Corp., Revenue, Series A, Rfdg	5.000		06/01/22	265	296,622

					1,112,043

See Notes to Financial Statements.

22

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS (Continued)

South Carolina 0.2%
South Carolina Public Service Authority, Revenue, Santee Cooper, Series A, Rfdg	5.000%	12/01/24	280	$312,057

Tennessee 0.6%
Tennessee Energy Acquisition Corp., Revenue, Series A	5.250	09/01/23	515	600,516
Tennessee Energy Acquisition Corp., Revenue, Series C	5.000	02/01/20	270	291,052

				891,568

Texas 11.5%
Austin Convention Enterprises, Inc., Revenue, First Tier Convention Center, Rfdg	5.000	01/01/31	600	695,274
Austin Convention Enterprises, Inc., Revenue, Second Tier Convention Center, Rfdg	5.000	01/01/25	650	747,422
Bexar County Health Facilities Development Corp., Revenue, Army Retirement Residence Foundation, Rfdg	5.000	07/15/24	500	569,760
Board of Managers Joint Guadalupe County-City of Seguin Hospital, Revenue, Rfdg	5.000	12/01/21	1,000	1,072,890
Central Texas Regional Mobility Authority, Revenue, Rfdg	5.000	01/01/26	1,000	1,187,860
Central Texas Regional Mobility Authority, Revenue, Senior Lien, Series A, Rfdg	5.000	01/01/23	1,000	1,157,040
Central Texas Regional Mobility Authority, Revenue, Sub Lien, Rfdg	5.000	01/01/21	180	199,152
Clifton Higher Education Finance Corp., Revenue, Idea Academy, Inc.	3.750	08/15/22	420	437,674
Clifton Higher Education Finance Corp., Revenue, Idea Academy, Inc.	5.000	08/15/18	115	118,772
Clifton Higher Education Finance Corp., Revenue, Idea Academy, Inc.	5.500	08/15/31	410	473,730
Clifton Higher Education Finance Corp., Revenue, Idea Public Schools, Series B	4.000	08/15/23	610	667,401
Dallas County Flood Control District No. 1, Revenue, GO, Rfdg, 144A	5.000	04/01/20	750	790,215
Dallas/Fort Worth International Airport, Revenue, Series B, AMT	5.000	11/01/22	450	517,383
Decatur Hospital Authority, Wise Regional Health Systems, Revenue, Series A, Rfdg	4.000	09/01/20	200	210,830
Decatur Hospital Authority, Wise Regional Health Systems, Revenue, Series A, Rfdg	5.000	09/01/22	150	163,415
Decatur Hospital Authority, Wise Regional Health Systems, Revenue, Series A, Rfdg	5.000	09/01/23	150	163,780
Houston Higher Education Finance Corp., Revenue, Cosmos Foundation, Series A, Rfdg	4.000	02/15/22	90	94,343

See Notes to Financial Statements.

Prudential Short Duration Muni High Income Fund	23

Schedule of Investments (unaudited) (continued)

as of September 30, 2017

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS (Continued)

Texas (cont’d.)
Kerrville Health Facilities Development Corp., Revenue, Peterson Regional Medical Center Project, Rfdg	5.000%		08/15/22	485	$548,986
New Hope Cultural Education Facilities Corp., Revenue, Tarelton St. University Student Housing Project, Series A	4.000		04/01/21	300	319,482
New Hope Cultural Education Facilities Finance Corp., Revenue, Jubilee Academic Center Project, 144A	4.250		08/15/27	500	501,045
New Hope Cultural Education Facilities Finance Corp., Revenue, MRC Crestview, Rfdg	4.000		11/15/26	1,060	1,043,432
North Texas Tollway Authority, Revenue, Series A, Rfdg	5.000		01/01/21	100	111,483
Tarrant County Cultural Education Facilities Finance Corp., Revenue, Barton Creek Senior Living Center, Rfdg	5.000		11/15/20	450	484,933
Tarrant County Cultural Education Facilities Finance Corp., Revenue, Trinity Terrace Project, Series A-1, Rfdg	5.000		10/01/29	630	687,645
Texas Municipal Gas Acquisition & Supply Corp. I, Revenue, Senior Lien, Series A	5.250		12/15/19	100	107,443
Texas Municipal Gas Acquisition & Supply Corp. I, Revenue, Senior Lien, Series B, 3 Month LIBOR + 0.700%	1.584	(c)	12/15/26	825	800,110
Texas Municipal Gas Acquisition & Supply Corp. I, Revenue, Senior Lien, Series D	6.250		12/15/26	1,005	1,226,261
Texas Municipal Gas Acquisition & Supply Corp. II, Revenue, 3 Month LIBOR + 0.870%	1.754	(c)	09/15/27	1,515	1,460,611

					16,558,372

Utah 0.4%
Salt Lake City Corp. Airport, Revenue, Series A, AMT	5.000		07/01/22	250	287,720
Utah Charter School Finance Authority, Revenue, Spectrum Academy Project, 144A	4.300		04/15/25	240	244,363

					532,083

Vermont 0.1%
Vermont Economic Development Authority, Revenue, Wake Robin Corp. Project, Rfdg	5.000		05/01/21	100	104,506

Virgin Islands 0.1%
Virgin Islands Public Finance Authority, Revenue, Series A, Rfdg	5.000		10/01/18	100	90,068

See Notes to Financial Statements.

24

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS (Continued)

Virginia 1.2%
Virginia College Building Authority, Revenue, Marymount University Project, Series A, Rfdg, 144A	5.000%		07/01/20	525	$561,020
Virginia College Building Authority, Revenue, Marymount University Project, Series B, 144A	5.000		07/01/20	500	534,305
Virginia Small Business Financing Authority, Revenue, Express Lanes, AMT	4.250		07/01/22	150	161,543
Wise County Industrial Development Authority, Solid Waste & Sewage, Revenue, Virginia Electric and Power Co., Series A (Mandatory Put Date 09/01/20)	2.150	(cc)	10/01/40	500	508,630

					1,765,498

Washington 0.6%
Skagit County Public Hospital District No. 1, Revenue, Rfdg	4.000		12/01/22	500	534,195
Washington Health Care Facilities Authority, Revenue, Overlake Medical Center, Rfdg	5.000		07/01/20	300	329,343

					863,538

West Virginia 0.5%
Monongalia County Commission Special District, Revenue, Series A, Rfdg, 144A	4.500		06/01/27	250	247,100
West Virginia Economic Development Authority, Revenue, Morgantown Energy Association, AMT, Rfdg	2.875		12/15/26	475	463,904

					711,004

Wisconsin 2.6%
Public Finance Authority, Revenue, Bancroft Neurohealth Project, Series A, Rfdg, 144A	5.000		06/01/23	500	532,060
Public Finance Authority, Revenue, Celanese U.S. Holdings LLC, Series A, AMT, Rfdg	5.000		01/01/24	1,000	1,105,450
Public Finance Authority, Revenue, Series E, AMT, Rfdg	5.000		07/01/23	2,000	2,147,520

					3,785,030

TOTAL INVESTMENTS 99.6% (cost $142,249,176)					143,648,641
Other assets in excess of liabilities 0.4%					597,648

NET ASSETS 100.0%					$144,246,289

The following abbreviations are used in the semi-annual report:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

See Notes to Financial Statements.

Prudential Short Duration Muni High Income Fund	25

Schedule of Investments (unaudited) (continued)

as of September 30, 2017

AGM—Assured Guaranty Municipal Corp.

AMBAC—American Municipal Bond Assurance Corp.

AMT—Alternative Minimum Tax

BAM—Build America Mutual

GO—General Obligation

IDB—Industrial Development Bond

LIBOR—London Interbank Offered Rate

NATL—National Public Finance Guaranty Corp.

OTC—Over-the-counter

PCR—Pollution Control Revenue

Rfdg—Refunding

#	Principal amount shown in U.S. dollars unless otherwise stated.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2017.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of September 30, 2017. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(ee)	All or partial escrowed to maturity and pre-refunded issues are secured by escrowed cash, a guaranteed investment contract and/or U.S. guaranteed obligations.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Municipal Bonds
Alaska	$—	$3,177,984	$—
Arizona	—	6,021,137	—
Arkansas	—	792,925	—
California	—	11,097,032	—
Colorado	—	6,303,973	—
Connecticut	—	1,889,071	—
Delaware	—	1,452,032	—
District of Columbia	—	2,336,832	—

See Notes to Financial Statements.

26

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Municipal Bonds (continued)
Florida	$—	$9,503,172	$—
Georgia	—	708,294	—
Guam	—	1,919,586	—
Hawaii	—	1,015,400	—
Idaho	—	2,063,570	—
Illinois	—	24,928,434	—
Indiana	—	887,430	—
Iowa	—	982,342	—
Kentucky	—	540,955	—
Louisiana	—	2,833,605	—
Maryland	—	1,779,804	—
Massachusetts	—	335,644	—
Michigan	—	1,376,274	—
Minnesota	—	1,250,727	—
Mississippi	—	500,000	—
Missouri	—	635,675	—
Nevada	—	1,614,060	—
New Jersey	—	12,461,178	—
New York	—	5,350,836	—
North Carolina	—	535,640	—
North Dakota	—	536,560	—
Ohio	—	4,898,606	—
Oklahoma	—	269,825	—
Oregon	—	327,934	—
Pennsylvania	—	6,275,842	—
Puerto Rico	—	320,495	—
Rhode Island	—	1,112,043	—
South Carolina	—	312,057	—
Tennessee	—	891,568	—
Texas	—	16,558,372	—
Utah	—	532,083	—
Vermont	—	104,506	—
Virgin Islands	—	90,068	—
Virginia	—	1,765,498	—
Washington	—	863,538	—
West Virginia	—	711,004	—
Wisconsin	—	3,785,030	—

Total	$—	$143,648,641	$—

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

See Notes to Financial Statements.

Prudential Short Duration Muni High Income Fund	27

Schedule of Investments (unaudited) (continued)

as of September 30, 2017

Industry Classification:

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of September 30, 2017 were as follows:

Healthcare	20.4%
Corporate Backed IDB & PCR	13.8
Special Tax/Assessment District	13.8
Education	11.9
General Obligation	8.8
Transportation	8.2
Tobacco	6.3
Water & Sewer	5.7
Pre-pay Gas	5.0%
Lease Backed Certificate of Participation	3.5
Development	1.6
Power	0.6

99.6
Other assets in excess of liabilities	0.4

100.0%

See Notes to Financial Statements.

28

This Page Intentionally Left Blank

Statement of Assets & Liabilities (unaudited)

as of September 30, 2017

Assets
Unaffiliated investments (cost $142,249,176)	$143,648,641
Cash	79,957
Interest receivable	1,663,224
Receivable for Fund shares sold	1,407,034
Prepaid expenses	1,462

Total assets	146,800,318

Liabilities
Payable for investments purchased	1,558,695
Payable for Fund shares reacquired	751,940
Dividends payable	98,942
Accrued expenses and other liabilities	82,591
Management fee payable	35,722
Distribution fee payable	25,270
Affiliated transfer agent fee payable	869

Total liabilities	2,554,029

Net Assets	$144,246,289

Net assets were comprised of:
Shares of beneficial interest, at par	$14,135
Paid-in capital in excess of par	143,651,426

143,665,561
Undistributed net investment income	214,558
Accumulated net realized loss on investment transactions	(1,033,295)
Net unrealized appreciation on investments	1,399,465

Net assets, September 30, 2017	$144,246,289

See Notes to Financial Statements.

30

Class A
Net asset value and redemption price per share, ($35,875,971 ÷ 3,514,304 shares of beneficial interest issued and outstanding)	$10.21
Maximum sales charge (3.25% of offering price)	0.34

Maximum offering price to public	$10.55

Class C
Net asset value, offering price and redemption price per share, ($21,555,955 ÷ 2,113,494 shares of beneficial interest issued and outstanding)	$10.20

Class Q
Net asset value, offering price and redemption price per share, ($10,141 ÷ 994 shares of beneficial interest issued and outstanding)	$10.20

Class Z
Net asset value, offering price and redemption price per share, ($86,804,222 ÷ 8,506,140 shares of beneficial interest issued and outstanding)	$10.20

See Notes to Financial Statements.

Prudential Short Duration Muni High Income Fund	31

Statement of Operations (unaudited)

Six Months Ended September 30, 2017

Net Investment Income (Loss)
Income
Interest income	$1,891,842

Expenses
Management fee	350,853
Distribution fee—Class A	50,636
Distribution fee—Class C	109,157
Transfer agent’s fees and expenses (including affiliated expense of $2,300)	55,000
Custodian and accounting fees	40,000
Registration fees	37,000
Audit fee	21,000
Shareholders’ reports	13,000
Legal fees and expenses	9,000
Trustees’ fees	6,000
Miscellaneous	8,864

Total expenses	700,510
Less: Management fee waiver and/or expense reimbursement	(157,302)
Custodian fee credit	(666)

Net expenses	542,542

Net investment income (loss)	1,349,300

Realized And Unrealized Gain (Loss) On Investments
Net realized gain (loss) on investment transactions	(235,102)
Net change in unrealized appreciation (depreciation) on investments	2,336,175

Net gain (loss) on investment transactions	2,101,073

Net Increase (Decrease) In Net Assets Resulting From Operations	$3,450,373

See Notes to Financial Statements.

32

Statement of Changes in Net Assets (unaudited)

	Six Months Ended September 30, 2017	Year Ended March 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,349,300	$3,080,913
Net realized gain (loss) on investment transactions	(235,102)	(314,281)
Net change in unrealized appreciation (depreciation) on investments	2,336,175	(3,761,496)

Net increase (decrease) in net assets resulting from operations	3,450,373	(994,864)

Dividends from net investment income
Class A	(409,099)	(1,186,508)
Class C	(138,913)	(291,821)
Class Q	(81)	—
Class Z	(742,243)	(1,534,137)

	(1,290,336)	(3,012,466)

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	42,057,704	103,590,710
Net asset value of shares issued in reinvestment of dividends and distributions	742,191	1,684,964
Cost of shares reacquired	(20,287,831)	(130,124,793)

Net increase (decrease) in net assets from Fund share transactions	22,512,064	(24,849,119)

Total increase (decrease)	24,672,101	(28,856,449)

Net Assets:
Beginning of period	119,574,188	148,430,637

End of period(a)	$144,246,289	$119,574,188

(a) Includes undistributed net investment income of:	$214,558	$155,594

See Notes to Financial Statements.

Prudential Short Duration Muni High Income Fund	33

Notes to Financial Statements (unaudited)

Prudential Investment Portfolios 12 (the “Trust”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The Trust was established as a Delaware business trust on October 24, 1997. The Trust currently consists of the following five series: Prudential Global Real Estate Fund and Prudential US Real Estate Fund which are non-diversified funds and Prudential QMA Long-Short Equity Fund, Prudential QMA Large-Cap Core Equity PLUS Fund and Prudential Short Duration Muni High Income Fund which are diversified funds. These financial statements relate to Prudential Short Duration Muni High Income Fund (the “Fund”).

The investment objective of the Fund is to provide the maximum amount of income that is eligible for exclusion from federal income taxes.

1. Accounting Policies

The Fund follows investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services—Investment Companies. The following accounting policies conform to U.S. generally accepted accounting principles. The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Trustees (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or “the Manager”). Under the current valuation procedures, the Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets and liabilities. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly scheduled quarterly meeting.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments.

34

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the OTC market are generally classified as Level 2 in the fair value hierarchy. Such fixed income securities are typically valued using the market approach which generally involves obtaining data from an approved independent third-party vendor source. The Fund utilizes the market approach as the primary method to value securities when market prices of identical or comparable instruments are available. The third-party vendors’ valuation techniques used to derive the evaluated bid price are based on evaluating observable inputs, including but not limited to, yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations and reported trades. Certain Level 3 securities are also valued using the market approach when obtaining a single broker quote or when utilizing recent transaction prices for identical or comparable securities. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Restricted and Illiquid Securities: Subject to guidelines adopted by the Board, the Fund may invest up to 15% of its net assets in illiquid securities, including those which are restricted as to disposition under securities law (“restricted securities”). Restricted securities are valued pursuant to the valuation procedures noted above. Illiquid securities are those that, because of the absence of a readily available market or due to legal or contractual restrictions on resale, cannot be sold within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the investment. Therefore, the Fund may find it difficult to sell illiquid securities at the time considered most advantageous by its Subadviser and may incur expenses that would not be incurred in the sale of securities that were freely marketable. Certain securities that would otherwise be considered illiquid because of legal restrictions on resale to the general public may be

Prudential Short Duration Muni High Income Fund	35

Notes to Financial Statements (unaudited) (continued)

traded among qualified institutional buyers under Rule 144A of the Securities Act of 1933. These Rule 144A securities, as well as commercial paper that is sold in private placements under Section 4(2) of the Securities Act, may be deemed liquid by the Fund’s Subadviser under the guidelines adopted by the Directors of the Fund. However, the liquidity of the Fund’s investments in Rule 144A securities could be impaired if trading does not develop or declines.

Concentration of Risk: The ability of debt securities issuers (other than those issued or guaranteed by the U.S. Government) held by the Fund to meet their obligations may be affected by the economic or political developments in a specific industry, region or country.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual.

Net investment income or loss (other than distribution fees which are charged directly to the respective class and transfer agency fees specific to Class Q shares which are charged to that share class) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Custody Fee Credits: The Fund has an arrangement with its custodian bank, whereby uninvested monies earn credits which reduce the fees charged by the custodian. Such custody fee credits, if any, are presented as a reduction of gross expenses in the accompanying Statement of Operations.

Dividends and Distributions: The Fund expects to pay dividends from net investment income monthly and distributions from net realized capital gains, if any, annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-date. Permanent book/tax differences relating to income

36

and gain (loss) are reclassified amongst undistributed net investment income, accumulated net realized gain (loss) and paid-in capital in excess of par, as appropriate.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

2. Agreements

The Trust, on behalf of the Fund, has a management agreement with PGIM Investments. Pursuant to this agreement, PGIM Investments has responsibility for all investment advisory services and supervises the subadviser’s performance of such services. PGIM Investments has entered into a subadvisory agreement with PGIM, Inc., which provides subadvisory services to the Fund through its PGIM Fixed Income unit. The subadvisory agreement provides that PGIM, Inc. will furnish investment advisory services in connection with the management of the Fund. In connection therewith, PGIM, Inc. is obligated to keep certain books and records of the Fund. PGIM Investments pays for the services of PGIM, Inc., the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to PGIM Investments is accrued daily and payable monthly at an annual rate of .55% of the Fund’s average daily net assets up to and including $5 billion, .525% on the next $5 billion of average daily net assets, and .515% of the Fund’s average daily net assets in excess of $10 billion. The management fee rate before any waivers and/or expense reimbursement was .55% for the six months ended September 30, 2017. The effective management fee rate, net of waivers and/or expense reimbursement, was .30%.

PGIM Investments has contractually agreed through July 31, 2018 to limit the net annual operating expenses (exclusive of distribution and service (12b-1) fees, taxes (such as income and foreign withholdings taxes, stamp duty and deferred tax expenses), interest, underlying funds, brokerage, extraordinary and certain other expenses such as dividend, broker charges and interest expense on short sales) of each class of shares of the Fund to .60% of the Fund’s average daily net assets. Expenses waived/reimbursed by the Manager in accordance with this agreement may be recouped by the Manager within the same fiscal year during which such waiver/reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year.

The Trust, on behalf of the Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”) who acts as the distributor of the Class A, Class C, Class Q and Class Z shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A and C shares, pursuant to plans of distribution (the “Distribution Plans”) regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Q or Class Z shares of the Fund.

Prudential Short Duration Muni High Income Fund	37

Notes to Financial Statements (unaudited) (continued)

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate of up to .25% and 1% of the average daily net assets of the Class A and Class C shares, respectively.

PIMS has advised the Fund that it has received $22,051 in front-end sales charges resulting from sales of Class A shares during the six months ended September 30, 2017. From these fees, PIMS paid such sales charges to affiliated broker-dealers, which in turn paid commissions to sales persons and incurred other distribution costs.

PIMS has advised the Fund that for the six months ended September 30, 2017, it received $172 and $2,667 in contingent deferred sales charges imposed upon redemptions by certain Class A and Class C shareholders, respectively.

PGIM Investments, PGIM, Inc. and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors, and/or common officers. Such transactions are subject to ratification by the Board.

4. Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Treasury securities) for the six months ended September 30, 2017, were $59,065,605 and $36,631,954, respectively. For the six months ended September 30, 2017, the Fund purchases and sales transactions under Rule 17a-7, were $1,700,053 and $8,801,822, respectively. There were no realized gain (losses) associated with these 17a-7 transactions during the reporting period.

38

5. Tax Information

The United States federal income tax basis of the investments and the net unrealized appreciation as of September 30, 2017 were as follows:

Tax Basis	$142,163,229

Gross Unrealized Appreciation	2,152,402
Gross Unrealized Depreciation	(666,990)

Net Unrealized Appreciation	$1,485,412

The difference between book basis and tax basis is primarily attributable to the difference in the treatment of accreting market discount for book and tax purposes and wash sales.

For federal income tax purposes, the Fund had for the period ending March 31, 2017 a capital loss carryforward of approximately $33,000 which can be carried forward for an unlimited period. No capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses.

The Fund elected to treat post-October capital losses of approximately $754,000 as having been incurred in the following fiscal year (March 31, 2018).

Management has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. The Fund’s federal, state and local income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

6. Capital

The Fund offers Class A, Class C, Class Q and Class Z shares. Class A shares are sold with a maximum front-end sales charge of 3.25%. Investors who purchase $1 million or more of Class A shares and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (“CDSC”) of 1%, although they are not subject to an initial sales charge. The Class A CDSC is waived for certain retirement and/or benefit plans. Class C shares are sold with a CDSC of 1% on sales of shares made within 12 months of purchase. A special exchange privilege is also available for shareholders who qualify to purchase Class A shares at net asset value. Class Q and Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of beneficial interest.

The Trust has authorized an unlimited number of shares of beneficial interest at $.001 par value per share.

As of September 30, 2017, Prudential owned 994 shares of Class Q of the Fund.

Prudential Short Duration Muni High Income Fund	39

Notes to Financial Statements (unaudited) (continued)

At reporting period end, five shareholders of record held 81% of the Fund’s outstanding shares on behalf of multiple beneficial owners.

Transactions in shares of beneficial interest were as follows:

Class A	Shares	Amount
Six months ended September 30, 2017:
Shares sold	242,121	$2,461,032
Shares issued in reinvestment of dividends and distributions	27,570	280,384
Shares reacquired	(603,847)	(6,166,205)

Net increase (decrease) in shares outstanding before conversion	(334,156)	(3,424,789)
Shares issued upon conversion from other share class(es)	2,763	28,053
Shares reacquired upon conversion into other share class(es)	(240,583)	(2,456,423)

Net increase (decrease) in shares outstanding	(571,976)	$(5,853,159)

Year ended March 31, 2017:
Shares sold	3,507,919	$36,045,856
Shares issued in reinvestment of dividends and distributions	65,887	670,297
Shares reacquired	(4,898,635)	(49,910,553)

Net increase (decrease) in shares outstanding before conversion	(1,324,829)	(13,194,400)
Shares reacquired upon conversion into other share class(es)	(662,387)	(6,671,325)

Net increase (decrease) in shares outstanding	(1,987,216)	$(19,865,725)

Class C
Six months ended September 30, 2017:
Shares sold	374,631	$3,795,786
Shares issued in reinvestment of dividends and distributions	7,023	71,363
Shares reacquired	(324,581)	(3,292,579)

Net increase (decrease) in shares outstanding before conversion	57,073	574,570
Shares reacquired upon conversion into other share class(es)	(63,984)	(650,286)

Net increase (decrease) in shares outstanding	(6,911)	$(75,716)

Year ended March 31, 2017:
Shares sold	847,561	$8,654,619
Shares issued in reinvestment of dividends and distributions	14,682	149,225
Shares reacquired	(740,903)	(7,478,261)

Net increase (decrease) in shares outstanding before conversion	121,340	1,325,583
Shares reacquired upon conversion into other share class(es)	(51,795)	(529,971)

Net increase (decrease) in shares outstanding	69,545	$795,612

Class Q
Period ended September 30, 2017*:
Shares sold	986	$10,000
Shares issued in reinvestment of dividends and distributions	8	81

Net increase (decrease) in shares outstanding	994	$10,081

40

Class Z	Shares	Amount
Six months ended September 30, 2017:
Shares sold	3,507,443	$35,790,886
Shares issued in reinvestment of dividends and distributions	38,385	390,363
Shares reacquired	(1,065,420)	(10,829,047)

Net increase (decrease) in shares outstanding before conversion	2,480,408	25,352,202
Shares issued upon conversion from other share class(es)	301,798	3,078,656

Net increase (decrease) in shares outstanding	2,782,206	$28,430,858

Year ended March 31, 2017:
Shares sold	5,770,326	$58,890,235
Shares issued in reinvestment of dividends and distributions	84,897	865,442
Shares reacquired	(7,191,294)	(72,735,979)

Net increase (decrease) in shares outstanding before conversion	(1,336,071)	(12,980,302)
Shares issued upon conversion from other share class(es)	714,416	7,201,296

Net increase (decrease) in shares outstanding	(621,655)	$(5,779,006)

*	Commencement of offering was May 25, 2017.

7. Borrowings

The Trust, on behalf of the Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period October 6, 2016 through October 5, 2017. The Funds pay an annualized commitment fee of .15% of the unused portion of the SCA. The Fund’s portion of the commitment fee for the unused amount, allocated based upon a method approved by the Board, is accrued daily and paid quarterly.

Subsequent to the reporting period end, the SCA has been renewed effective October 5, 2017 and will continue to provide a commitment of $900 million through October 4, 2018. The commitment fee paid by the Funds will continue to be .15% of the unused portion of the SCA. The interest on borrowings under the SCAs is paid monthly and at a per annum interest rate based upon a contractual spread plus the higher of (1) the effective federal funds rate, (2) the 1-month LIBOR rate or (3) zero percent.

Other affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Funds in the SCA equitably.

The Fund did not utilize the SCA during the period ended September 30, 2017.

Prudential Short Duration Muni High Income Fund	41

Notes to Financial Statements (unaudited) (continued)

8. Recent Accounting Pronouncements and Reporting Updates

In October 2016, the Securities and Exchange Commission (“SEC”) adopted new forms, rules and rule amendments intended to modernize and enhance the reporting and disclosure of information by registered investment companies and to improve the quality of information that registered investment companies provide to investors. Among the new reporting and disclosure requirements, the SEC would require registered investment companies to establish a liquidity risk management program and to file a new monthly Form N-PORT that provides more detailed information about fund holdings and their liquidity. In addition, the SEC is adopting new Form N-CEN which will require registered investment companies to annually report certain census-type information. The compliance dates are generally June 1, 2018 and December 1, 2018. Management is currently evaluating the impact to the funds.

9. Other

At the Trust’s Board meeting in March 2017, the Board approved a change in the methodology of allocating certain expenses, such as Transfer Agent fees (including sub-transfer agent and networking fees) and Blue Sky fees. PGIM Investments will implement the changes effective January 1, 2018.

42

Financial Highlights (unaudited)

Class A Shares
	Six Months Ended September 30, 2017(f)		Year Ended March 31,		May 29, 2014(b) through March 31, 2015
			2017(f)	2016(f)
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$10.03		$10.26	$10.17	$10.00
Income (loss) from investment operations:
Net investment income (loss)	.11		.21	.21	.17
Net realized and unrealized gain (loss) on investments	.17		(.23)	.10	.17
Total from investment operations	.28		(.02)	.31	.34
Less Dividends and Distributions:
Dividends from net investment income	(.10)		(.21)	(.21)	(.17)
Distributions from net realized gains	-		-	(.01)	-	(c)
Total dividends and distributions	(.10)		(.21)	(.22)	(.17)
Net Asset Value, end of period	$10.21		$10.03	$10.26	$10.17
Total Return(a):	2.83%		(.23)%	3.07%	3.43%

Ratios/Supplemental Data:
Net assets, end of period (000)	$35,876		$40,966	$62,314	$9,062
Average net assets (000)	$40,398		$58,677	$32,591	$5,344
Ratios to average net assets:
Expenses after waivers and/or expense reimbursement	.85%	(d)	.85%	.85%	.85%	(d)
Expenses before waivers and/or expense reimbursement	1.10%	(d)	1.06%	1.11%	1.40%	(d)
Net investment income (loss)	2.11%	(d)	2.07%	2.10%	2.21%	(d)
Portfolio turnover rate	29%	(e)	70%	19%	31%	(e)

(a)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	Commencement of operations.
(c)	Less than $.005.
(d)	Annualized.
(e)	Not annualized.
(f)	Calculated based on average shares outstanding during the period.

See Notes to Financial Statements.

Prudential Short Duration Muni High Income Fund	43

Financial Highlights (unaudited) (continued)

Class C Shares
	Six Months Ended September 30, 2017(f)		Year Ended March 31,		May 29, 2014(b) through March 31, 2015
			2017(f)	2016(f)
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$10.02		$10.25	$10.16	$10.00
Income (loss) from investment operations:
Net investment income (loss)	.07		.14	.14	.11
Net realized and unrealized gain (loss) on investments	.17		(.24)	.10	.15
Total from investment operations	.24		(.10)	.24	.26
Less Dividends and Distributions:
Dividends from net investment income	(.06)		(.13)	(.14)	(.10)
Distributions from net realized gains	-		-	(.01)	-	(c)
Total dividends and distributions	(.06)		(.13)	(.15)	(.10)
Net Asset Value, end of period	$10.20		$10.02	$10.25	$10.16
Total Return(a):	2.45%		(.98)%	2.30%	2.69%

Ratios/Supplemental Data:
Net assets, end of period (000)	$21,556		$21,240	$21,023	$11,962
Average net assets (000)	$21,772		$22,803	$15,743	$5,073
Ratios to average net assets:
Expenses after waivers and/or expense reimbursement	1.60%	(d)	1.60%	1.60%	1.60%	(d)
Expenses before waivers and/or expense reimbursement	1.85%	(d)	1.81%	1.86%	2.19%	(d)
Net investment income (loss)	1.36%	(d)	1.33%	1.39%	1.43%	(d)
Portfolio turnover rate	29%	(e)	70%	19%	31%	(e)

(a)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	Commencement of operations.
(c)	Less than $.005.
(d)	Annualized.
(e)	Not annualized.
(f)	Calculated based on average shares outstanding during the period.

See Notes to Financial Statements.

44

Class Q Shares
	May 25, 2017(a) through September 30, 2017
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$10.14
Income (loss) from investment operations:
Net investment income (loss)	.09
Net realized and unrealized gain (loss) on investments	.05
Total from investment operations	.14
Less Dividends and Distributions:
Dividends from net investment income	(.08)
Net asset value, end of period	$10.20
Total Return(c)	1.40%

Ratios/Supplemental Data:
Net assets, end of period (000)	$10
Average net assets (000)	$10
Ratios to average net assets:
Expenses after waivers and/or expense reimbursement	.60%	(d)
Expenses before waivers and/or expense reimbursement	.75%	(d)
Net investment income (loss)	2.40%	(d)
Portfolio turnover rate	29%	(e)

(a)	Commencement of offering.
(b)	Calculated based on average shares outstanding during the period.
(c)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	Not annualized.

See Notes to Financial Statements.

Prudential Short Duration Muni High Income Fund	45

Financial Highlights (unaudited) (continued)

Class Z Shares
	Six Months Ended September 30, 2017(f)		Year Ended March 31,		May 29, 2014(b) through March 31, 2015
			2017(f)	2016(f)
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$10.02		$10.26	$10.17	$10.00
Income (loss) from investment operations:
Net investment income (loss)	.12		.24	.24	.19
Net realized and unrealized gain (loss) on investments	.18		(.25)	.10	.17
Total from investment operations	.30		(.01)	.34	.36
Less Dividends and Distributions:
Dividends from net investment income	(.12)		(.23)	(.24)	(.19)
Distributions from net realized gains	-		-	(.01)	-	(c)
Total dividends and distributions	(.12)		(.23)	(.25)	(.19)
Net Asset Value, end of period	$10.20		$10.02	$10.26	$10.17
Total Return(a):	2.96%		(0.08)%	3.33%	3.65%

Ratios/Supplemental Data:
Net assets, end of period (000)	$86,804		$57,368	$65,093	$48,254
Average net assets (000)	$65,057		$67,197	$54,951	$38,695
Ratios to average net assets:
Expenses after waivers and/or expense reimbursement	.60%	(d)	.60%	.60%	.60%	(d)
Expenses before waivers and/or expense reimbursement	.85%	(d)	.81%	.86%	1.23%	(d)
Net investment income (loss)	2.37%	(d)	2.33%	2.39%	2.36%	(d)
Portfolio turnover rate	29%	(e)	70%	19%	31%	(e)

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	Commencement of operations.
(c)	Less than $.005.
(d)	Annualized.
(e)	Not annualized.
(f)	Calculated based on average shares outstanding during the period.

See Notes to Financial Statements.

46

Approval of Advisory Agreements (unaudited)

The Fund’s Board of Trustees

The Board of Trustees (the “Board”) of Prudential Short Duration Muni High Income Fund1 (the “Fund”) consists of twelve individuals, nine of whom are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”). The Board is responsible for the oversight of the Fund and its operations, and performs the various duties imposed on the Trustees of investment companies by the 1940 Act. The Independent Trustees have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Trustee. The Board has established four standing committees: the Audit Committee, the Nominating and Governance Committee, and two Investment Committees. Each committee is chaired by, and composed of, Independent Trustees.

Annual Approval of the Fund’s Advisory Agreements

As required under the 1940 Act, the Board determines annually whether to renew the Fund’s management agreement with PGIM Investments LLC (“PGIM Investments”) and the Fund’s subadvisory agreement with PGIM, Inc. (“PGIM”), which provides subadvisory services to the Fund through its PGIM Fixed Income unit. In considering the renewal of the agreements, the Board, including all of the Independent Trustees,2 met on June 6-8, 2017 and approved the renewal of the agreements through July 31, 2018, after concluding that the renewal of the agreements was in the best interests of the Fund and its shareholders.

In advance of the meetings, the Board requested and received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with its consideration. Among other things, the Board considered comparative fee information from PGIM Investments and PGIM. Also, the Board considered comparisons with other mutual funds in relevant Peer Universes and Peer Groups, as is further discussed below.

In approving the agreements, the Board, including the Independent Trustees advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services provided by PGIM Investments and the subadviser, the performance of the Fund, the profitability of PGIM Investments and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with the Fund and its shareholders as the Fund’s assets grow. In their deliberations, the Trustees did not identify any single factor which alone was responsible for the Board’s decision to approve the agreements with respect to the Fund. In connection with its deliberations, the Board considered information provided by PGIM Investments throughout the year at regular Board meetings, presentations from portfolio managers and other information, as well as information furnished at or in advance of the meetings on June 6-8, 2017.

[1]	Prudential Short Duration Muni High Income Fund is a series of Prudential Investment Portfolios 12.
[2]

Barry H. Evans and Laurie Simon Hodrick joined the Board effective as of September 1, 2017. Neither Mr. Evans nor Ms. Hodrick participated in the consideration of the renewal of the Fund’s advisory agreements.

Prudential Short Duration Muni High Income Fund

Approval of Advisory Agreements (continued)

The Trustees determined that the overall arrangements between the Fund and PGIM Investments, which serves as the Fund’s investment manager pursuant to a management agreement, and between PGIM Investments and PGIM, which serves as the Fund’s subadviser through its PGIM Fixed Income unit pursuant to the terms of a subadvisory agreement with PGIM Investments, are in the best interests of the Fund and its shareholders in light of the services performed, fees charged and such other matters as the Trustees considered relevant in the exercise of their business judgment.

The material factors and conclusions that formed the basis for the Trustees’ reaching their determinations to approve the continuance of the agreements are separately discussed below.

Nature, Quality and Extent of Services

The Board received and considered information regarding the nature, quality and extent of services provided to the Fund by PGIM Investments and PGIM Fixed Income. The Board considered the services provided by PGIM Investments, including but not limited to the oversight of the subadviser for the Fund, as well as the provision of fund recordkeeping, compliance, and other services to the Fund. With respect to PGIM Investments’ oversight of the subadviser, the Board noted that PGIM Investments’ Strategic Investment Research Group (“SIRG”), which is a business unit of PGIM Investments, is responsible for monitoring and reporting to PGIM Investments’ senior management on the performance and operations of the subadviser. The Board also considered that PGIM Investments pays the salaries of all of the officers and interested Trustees of the Fund who are part of Fund management. The Board also considered the investment subadvisory services provided by PGIM Fixed Income, as well as adherence to the Fund’s investment restrictions and compliance with applicable Fund policies and procedures.

The Board considered the qualifications, backgrounds and responsibilities of PGIM Investments’ senior management responsible for the oversight of the Fund and PGIM, and also considered the qualifications, backgrounds and responsibilities of PGIM Fixed Income’s portfolio managers who are responsible for the day-to-day management of the Fund’s portfolio. The Board was provided with information pertaining to PGIM Investments’ and PGIM Fixed Income’s organizational structure, senior management, investment operations, and other relevant information pertaining to both PGIM Investments and PGIM Fixed Income. The Board also noted that it received favorable compliance reports from the Fund’s Chief Compliance Officer (“CCO”) as to both PGIM Investments and PGIM Fixed Income. The Board noted that PGIM Fixed Income is affiliated with PGIM Investments. The Board considered PGIM Investments’ evaluation of the subadviser, as well as PGIM Investments’ recommendation, based on its review of the subadviser, to renew the subadvisory agreement.

Visit our website at pgiminvestments.com

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by PGIM Investments and the subadvisory services provided to the Fund by PGIM Fixed Income, and that there was a reasonable basis on which to conclude that the Fund benefits from the services provided by PGIM Investments and PGIM Fixed Income under the management and subadvisory agreements.

Costs of Services and Profits Realized by PGIM Investments

The Board was provided with information on the profitability of PGIM Investments and its affiliates in serving as the Fund’s investment manager. The Board discussed with PGIM Investments the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the adviser’s capital structure and cost of capital. However, the Board considered that the cost of services provided by PGIM Investments during the year ended December 31, 2016 exceeded the management fees paid by PGIM Investments, resulting in an operating loss to PGIM Investments. The Board further noted that the subadviser is affiliated with PGIM Investments and that its profitability is reflected in PGIM Investments’ profitability report. Taking these factors into account, the Board concluded that the profitability of PGIM Investments and its affiliates in relation to the services rendered was not unreasonable.

Economies of Scale

The Board received and discussed information concerning economies of scale that PGIM Investments may realize as the Fund’s assets grow beyond current levels. The Board noted that the management fee schedule for the Fund includes breakpoints, which have the effect of decreasing the fee rate as assets increase, but that at its current level of assets the Fund does not realize the effect of those rate reductions. The Board took note that the Fund’s fee structure currently results in benefits to Fund shareholders whether or not PGIM Investments realizes any economies of scale. The Board noted that economies of scale, if any, may be shared with the Fund in several ways, including low management fees from inception, additional technological and personnel investments to enhance shareholder services, and maintaining existing expense structures in the face of a rising cost environment. The Board considered PGIM Investments’ assertion that it continually evaluates the management fee schedule of the Fund and the potential to share economies of scale through breakpoints or fee waivers as asset levels increase.

The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of PGIM Investments’ costs are not specific to individual funds, but rather are incurred across a variety of products and services.

Prudential Short Duration Muni High Income Fund

Approval of Advisory Agreements (continued)

Other Benefits to PGIM Investments and PGIM Fixed Income

The Board considered potential ancillary benefits that might be received by PGIM Investments and PGIM Fixed Income and their affiliates as a result of their relationship with the Fund. The Board concluded that potential benefits to be derived by PGIM Investments included transfer agency fees received by the Fund’s transfer agent (which is affiliated with PGIM Investments), as well as benefits to its reputation or other intangible benefits resulting from PGIM Investments’ association with the Fund. The Board concluded that the potential benefits to be derived by PGIM Fixed Income included the ability to use soft dollar credits, as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and benefits to its reputation. The Board concluded that the benefits derived by PGIM Investments and PGIM Fixed Income were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

Performance of the Fund / Fees and Expenses

The Board considered certain additional specific factors and made related conclusions relating to the historical performance of the Fund for the one-year period ended December 31, 2016. The Board considered that the Fund commenced operations on May 29, 2014 and that longer-term performance was not yet available.

The Board also considered the Fund’s actual management fee, as well as the Fund’s net total expense ratio, for the fiscal year ended March 31, 2016. The Board considered the management fee for the Fund as compared to the management fee charged by PGIM Investments to other funds and the fee charged by other advisers to comparable mutual funds in a Peer Group. The actual management fee represents the fee rate actually paid by Fund shareholders and includes any fee waivers or reimbursements. The net total expense ratio for the Fund represents the actual expense ratio incurred by Fund shareholders.

The mutual funds included in the Peer Universe (the Lipper High Yield Municipal Debt Funds Performance Universe), which was used to consider performance, and the mutual funds included in the Peer Group, which was used to consider fees and expenses, were objectively determined by Broadridge, an independent provider of mutual fund data. The comparisons placed the Fund in various quartiles, with the first quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

The section below summarizes key factors considered by the Board and the Board’s conclusions regarding the Fund’s performance, fees and overall expenses. The table sets forth gross performance comparisons (which do not reflect the impact on performance of

Visit our website at pgiminvestments.com

fund expenses, or any subsidies, expense caps or waivers that may be applicable) with the Peer Universe, actual management fees with the Peer Group (which reflect the impact of any subsidies or fee waivers), and net total expenses with the Peer Group, each of which were key factors considered by the Board.

Performance	1 Year	3 Years	5 Years	10 Years
	4th Quartile	N/A	N/A	N/A
Actual Management Fees: 1st Quartile
Net Total Expenses: 1st Quartile

•	The Board noted that the Fund outperformed its benchmark index over the one-year period.
•	The Board noted that the Fund does not yet have a three-year performance record and that, therefore, the subadviser should have more time to develop that record.
•

The Board and PGIM Investments agreed to continue the Fund’s existing expense cap, which caps the Fund’s annual operating expenses at 0.60% (exclusive of 12b-1 and certain other fees), through July 31, 2018.

•

The Board concluded that, in light of the above, it would be in the best interests of the Fund and its shareholders to continue to allow the Fund to create a performance record and to renew the agreements.

•	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

*    *    *

After full consideration of these factors, the Board concluded that approval of the agreements was in the best interests of the Fund and its shareholders.

Prudential Short Duration Muni High Income Fund

∎ MAIL	∎ TELEPHONE	∎ WEBSITE
655 Broad Street Newark, NJ 07102	(800) 225-1852	www.pgiminvestments.com

PROXY VOTING
The Board of Trustees of the Fund has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

TRUSTEES
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Barry H. Evans • Keith F. Hartstein • Laurie Simon Hodrick • Michael S. Hyland • Stuart S. Parker • Richard A. Redeker • Stephen G. Stoneburn • Grace C. Torres

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • M. Sadiq Peshimam, Treasurer and Principal Financial and Accounting Officer • Raymond A. O’Hara, Chief Legal Officer • Deborah A. Docs, Secretary • Chad A. Earnst, Chief Compliance Officer • Charles H. Smith, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • Andrew R. French, Assistant Secretary • Peter Parrella, Assistant Treasurer • Lana Lomuti, Assistant Treasurer • Linda McMullin, Assistant Treasurer • Kelly A. Coyne, Assistant Treasurer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

INVESTMENT SUBADVISER	PGIM Fixed Income	655 Broad Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	225 Liberty Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain a prospectus and summary prospectus by visiting our website at www.pgiminvestments.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to www.pgiminvestments.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES
Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, Prudential Short Duration Muni High Income Fund, PGIM Investments, Attn: Board of Trustees, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Trustee by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each month.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PRUDENTIAL SHORT DURATION MUNI HIGH INCOME FUND

SHARE CLASS	A	C	Q	Z
NASDAQ	PDSAX	PDSCX	PDSQX	PDSZX
CUSIP	744336835	744336827	744336744	744336819

MF222E2

     PRUDENTIAL QMA LARGE-CAP CORE EQUITY PLUS FUND

SEMIANNUAL REPORT

SEPTEMBER 30, 2017

To enroll in e-delivery, go to pgiminvestments.com/edelivery

Objective: Long-term capital appreciation

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of September 30, 2017 were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC, a Prudential Financial company and member SIPC. QMA is the primary business name of Quantitative Management Associates LLC, a wholly owned subsidiary of PGIM, Inc. (PGIM), a Prudential Financial company. © 2017 Prudential Financial, Inc. and its related entities. PGIM and the PGIM logo are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

2	Visit our website at pgiminvestments.com

PRUDENTIAL FUNDS — UPDATE

Effective on or about June 1, 2018 (the “Effective Date”), the Fund’s Class A, Class C, Class R, and Class Z shares, as applicable, will be closed to investments by new group retirement plans, except as discussed below. Existing group retirement plans as of the Effective Date may keep their investments in their current share class and may continue to make additional purchases or exchanges of that class of shares. As of the Effective Date, all new group retirement plans wishing to add the Fund as a new addition to the plan generally will be into one of the available Class Q shares, Class R2 shares, or Class R4 shares of the Fund.

In addition, on or about the Effective Date, the Class R shares of the Fund will be closed to all new investors, except as discussed below. Due to the closing of the Class R shares to new investors, effective on or about the Effective Date new IRA investors may only purchase Class A, Class C, Class Z, or Class Q shares of the Fund, subject to share class eligibility. Following the Effective Date, no new accounts may be established in the Fund’s Class R shares and no Class R shares may be purchased or acquired by any new Class R shareholder, except as discussed below.

	Class A	Class C	Class Z	Class R
Existing Investors (Group Retirement Plans, IRAs, and all other investors)	No Change	No Change	No Change	No Change
New Group Retirement Plans	Closed to group retirement plans wishing to add the share classes as new additions to plan menus on or about June 1, 2018, subject to certain exceptions below
New IRAs	No Change	No Change	No Change	Closed to all new investors on or about June 1, 2018, subject to certain exceptions below
All Other New Investors	No Change	No Change	No Change

Prudential QMA Large-Cap Core Equity PLUS Fund

However, the following new investors may continue to purchase Class A, Class C, Class R, and Class Z shares of the Fund, as applicable:

•	Eligible group retirement plans who are exercising their one-time 90-day repurchase privilege in the Fund will be permitted to purchase such share classes.
•

Plan participants in a group retirement plan that offers Class A, Class C, Class R, or Class Z shares of the Fund as of the Effective Date will be permitted to purchase such share classes of the Fund, even if the plan participant did not own shares of that class of the Fund as of the Effective Date.

•

Certain new group retirement plans will be permitted to offer such share classes of the Fund after the Effective Date, provided that the plan has or is actively negotiating a contractual agreement with the Fund’s distributor or service provider to offer such share classes of the Fund prior to or on the Effective Date.

•

New group retirement plans that combine with, replace, or are otherwise affiliated with a current plan that invests in such share classes prior to or on the Effective Date will be permitted to purchase such share classes.

The Fund also reserves the right to refuse any purchase order that might disrupt management of the Fund or to otherwise modify the closure policy at any time on a case-by-case basis.

Visit our website at pgiminvestments.com

Letter from the President

Dear Shareholder:

We hope you find the semiannual report for the Prudential QMA Large-Cap Core Equity PLUS Fund informative and useful. The report covers performance for the period since the Fund’s inception on September 19, 2017 through September 30, 2017.

Since market conditions change over time, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. However, diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

At PGIM Investments, we consider it a great privilege and responsibility to help investors participate in opportunities across global markets while meeting their toughest investment challenges. We’re part of PGIM, a top-10 global investment manager with more than $1 trillion in assets under management. This investment expertise allows us to deliver actively managed funds and strategies to meet the needs of investors around the globe.

Thank you for choosing our family of funds.

Sincerely,

Stuart S. Parker, President

Prudential QMA Large-Cap Core Equity PLUS Fund

November 16, 2017

Prudential QMA Large-Cap Core Equity PLUS Fund	5

Your Fund’s Performance (unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.pgiminvestments.com or by calling (800) 225-1852.

Total Returns as of 9/30/17 (without sales charges)
Since Inception* (%)
Class A	0.40 (9/19/17)
Class C	0.40 (9/19/17)
Class Q	0.50 (9/19/17)
Class Z	0.50 (9/19/17)
S&P 500 Index	N/A (9/19/17)
Lipper Alternative Active Extension Funds Average	N/A (9/19/17)

*Not annualized

Source: PGIM Investments LLC and Lipper Inc.

6	Visit our website at pgiminvestments.com

The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A*	Class C*	Class Q	Class Z*
Maximum initial sales charge	5.50% of the public offering price	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of original purchase price or net asset value at redemption)	1% on sales of $1 million or more made within 12 months of purchase	1% on sales made within 12 months of purchase	None	None
Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.30% (0.25% currently)	1%	None	None

*Certain share classes will be generally closed to investments by new group retirement plans effective on or about June 1, 2018. Please see the “PRUDENTIAL FUNDS—UPDATE” in the front of this report for more information.

Benchmark Definitions

S&P 500 Index—The Standard & Poor’s 500 Composite Stock Price Index (S&P 500 Index) is an unmanaged index of over 500 stocks of large US public companies. It gives a broad look at how stock prices in the United States have performed.

Lipper Alternative Active Extension Funds Average—The Lipper Alternative Active Extension Funds Average (Lipper Average) is based on an average return of all funds in the Lipper Alternative Active Extension Funds universe for the periods noted. Funds in the Lipper Alternative Long/Short Equity Funds universe employ portfolio strategies combining long holdings of equities with short sales of equity, equity options, or equity index options.

Investors cannot invest directly in an index or average.

Prudential QMA Large-Cap Core Equity PLUS Fund	7

Your Fund’s Performance (continued)

Presentation of Fund Holdings

Five Largest Holdings—Long Positions* expressed as a percentage of net assets as of 9/30/17 (%)
Apple, Inc., Technology Hardware, Storage & Peripherals	2.9
Facebook, Inc., (Class A Stock), Internet Software & Services	2.4
JPMorgan Chase & Co., Banks	2.0
Microsoft Corp., Software	1.9
Alphabet, Inc., (Class C Stock), Internet Software & Services	1.8

Holdings reflect only long-term investments and are subject to change.

Five Largest Holdings—Short Positions** expressed as a percentage of net assets as of 9/30/17 (%)
Puma Biotechnology, Inc., Biotechnology	(0.6)
XPO Logistics, Inc., Air Freight & Logistics	(0.5)
Spark Therapeutics, Inc., Biotechnology	(0.5)
Summit Materials, Inc., Construction Materials	(0.5)
First Republic Bank, Banks	(0.5)

Five Largest Industries expressed as a percentage of net assets as of 9/30/17 (%)
Banks	7.2
Software	5.7
Oil, Gas & Consumable Fuels	5.2
Internet Software & Services	4.9
Semiconductors & Semiconductor Equipment	4.5

Industry weightings reflect only long-term investments and are subject to change.

*A long position is defined as buying shares of stock with the expectation of profiting when the share price appreciates.

**A short position is defined as borrowing shares and then selling those shares with the expectation of profiting when the share price depreciates and those shares can be bought back at a cheaper price. Short positions in the Fund are expressed as a negative percentage of net assets.

8	Visit our website at pgiminvestments.com

Fees and Expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution, and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 held since inception through September 30, 2017. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of Prudential funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional

Prudential QMA Large-Cap Core Equity PLUS Fund	9

Fees and Expenses (continued)

expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Prudential QMA Large-Cap Core Equity PLUS Fund		Beginning Account Value April 1, 2017	Ending Account Value September 30, 2017	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Class A	Actual**	$1,000.00	$1,004.00	1.67%	$0.55
	Hypothetical	$1,000.00	$1,016.70	1.67%	$8.44
Class C	Actual**	$1,000.00	$1,004.00	2.42%	$0.80
	Hypothetical	$1,000.00	$1,012.94	2.42%	$12.21
Class Q	Actual**	$1,000.00	$1,005.00	1.42%	$0.47
	Hypothetical	$1,000.00	$1,017.95	1.42%	$7.18
Class Z	Actual**	$1,000.00	$1,005.00	1.42%	$0.47
	Hypothetical	$1,000.00	$1,017.95	1.42%	$7.18

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 183 days in the six-month period ended September 30, 2017, and divided by the 365 days in the Fund’s fiscal year ending March 31, 2018 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

**“Actual” expenses are calculated using the 12 day period ended September 30, 2017 due to the Fund’s inception date of September 19, 2017.

10	Visit our website at pgiminvestments.com

Schedule of Investments (unaudited)

as of September 30, 2017

Description	Shares	Value
LONG-TERM INVESTMENTS 129.5%

COMMON STOCKS 129.3%

Aerospace & Defense 3.1%
Ducommun, Inc.*	2,400	$76,920
L3 Technologies, Inc.	550	103,637
Lockheed Martin Corp.(u)	550	170,659
Northrop Grumman Corp.	520	149,614
Raytheon Co.	420	78,364
Spirit AeroSystems Holdings, Inc., (Class A Stock)	600	46,632

		625,826

Air Freight & Logistics 0.9%
United Parcel Service, Inc., (Class B Stock)(u)	1,480	177,733

Airlines 0.5%
Hawaiian Holdings, Inc.*	2,500	93,875

Auto Components 0.8%
BorgWarner, Inc.	2,200	112,706
Delphi Automotive PLC	580	57,072

		169,778

Automobiles 0.8%
General Motors Co.	3,800	153,444

Banks 7.8%
Bank of America Corp.(u)	13,100	331,954
Citigroup, Inc.(u)	3,900	283,686
Comerica, Inc.	1,600	122,016
JPMorgan Chase & Co.(u)	4,300	410,693
SunTrust Banks, Inc.	2,200	131,494
U.S. Bancorp	2,800	150,052
Wells Fargo & Co.	2,500	137,875

		1,567,770

Beverages 2.7%
Coca-Cola Co. (The)(u)	5,700	256,557
Constellation Brands, Inc., (Class A Stock)	210	41,885
PepsiCo, Inc.(u)	2,180	242,917

		541,359

Biotechnology 5.8%
AbbVie, Inc.(u)	2,600	231,036
AMAG Pharmaceuticals, Inc.*	1,300	23,985

See Notes to Financial Statements.

Prudential QMA Large-Cap Core Equity PLUS Fund	11

Schedule of Investments (unaudited) (continued)

as of September 30, 2017

Description	Shares	Value
COMMON STOCKS (Continued)

Biotechnology (cont’d.)
Amgen, Inc.(u)	1,200	$223,740
Bioverativ, Inc.*	1,800	102,726
Celgene Corp.*(u)	1,410	205,606
Eagle Pharmaceuticals, Inc.*	1,700	101,388
Gilead Sciences, Inc.(u)	2,400	194,448
MiMedx Group, Inc.*	7,300	86,724

		1,169,653

Building Products 0.5%
Builders FirstSource, Inc.*	6,000	107,940

Capital Markets 2.5%
Invesco Ltd.	3,300	115,632
Morgan Stanley	2,900	139,693
S&P Global, Inc.	880	137,553
T. Rowe Price Group, Inc.	1,200	108,780

		501,658

Chemicals 3.1%
Air Products & Chemicals, Inc.	850	128,537
Chemours Co. (The)	1,900	96,159
Ingevity Corp.*	1,700	106,199
Koppers Holdings, Inc.*	2,400	110,760
LyondellBasell Industries NV, (Class A Stock)	1,300	128,765
OMNOVA Solutions, Inc.*	4,500	49,275

		619,695

Commercial Services & Supplies 1.0%
Herman Miller, Inc.	2,800	100,520
Quad/Graphics, Inc.	4,400	99,484

		200,004

Communications Equipment 1.0%
ARRIS International PLC*	3,600	102,564
Juniper Networks, Inc.	3,900	108,537

		211,101

Construction & Engineering 0.9%
EMCOR Group, Inc.	1,200	83,256
Valmont Industries, Inc.	640	101,184

		184,440

See Notes to Financial Statements.

12

Description	Shares	Value
COMMON STOCKS (Continued)

Construction Materials 0.1%
United States Lime & Minerals, Inc.	200	$16,800

Consumer Finance 0.9%
Capital One Financial Corp.	1,700	143,922
Navient Corp.	3,100	46,562

		190,484

Containers & Packaging 0.6%
Greif, Inc., (Class A Stock)	1,700	99,518
Owens-Illinois, Inc.*	1,200	30,192

		129,710

Distributors 0.4%
LKQ Corp.*	2,200	79,178

Diversified Financial Services 1.3%
Berkshire Hathaway, Inc., (Class B Stock)*(u)	1,200	219,984
FNFV Group*	2,100	36,015

		255,999

Diversified Telecommunication Services 1.8%
AT&T, Inc.(u)	8,300	325,111
Verizon Communications, Inc.	700	34,643

		359,754

Electric Utilities 2.1%
Exelon Corp.	3,500	131,845
NextEra Energy, Inc.	1,100	161,205
PPL Corp.	3,200	121,440

		414,490

Electrical Equipment 0.8%
Acuity Brands, Inc.	260	44,533
AMETEK, Inc.	1,700	112,268

		156,801

Electronic Equipment, Instruments & Components 1.4%
Avnet, Inc.	2,600	102,180
Benchmark Electronics, Inc.*	300	10,245
IPG Photonics Corp.*	450	83,277
Jabil Inc.	3,200	91,360

		287,062

See Notes to Financial Statements.

Prudential QMA Large-Cap Core Equity PLUS Fund	13

Schedule of Investments (unaudited) (continued)

as of September 30, 2017

Description	Shares	Value
COMMON STOCKS (Continued)

Energy Equipment & Services 0.4%
Halliburton Co.	1,300	$59,839
Schlumberger Ltd.	300	20,928

		80,767

Equity Real Estate Investment Trusts (REITs) 4.1%
American Tower Corp.	1,050	143,514
Chesapeake Lodging Trust	1,900	51,243
DDR Corp.	10,100	92,516
Franklin Street Properties Corp.	9,900	105,138
HCP, Inc.	1,300	36,179
Hospitality Properties Trust	3,500	99,715
Prologis, Inc.	2,000	126,920
Spirit Realty Capital, Inc.	5,000	42,850
Weyerhaeuser Co.	3,700	125,911

		823,986

Food & Staples Retailing 1.0%
CVS Health Corp.	1,300	105,716
Performance Food Group Co.*	3,500	98,875

		204,591

Food Products 1.9%
Archer-Daniels-Midland Co.	2,800	119,028
Lamb Weston Holdings, Inc.	700	32,823
Pilgrim’s Pride Corp.*	3,400	96,594
Sanderson Farms, Inc.	60	9,691
Tyson Foods, Inc., (Class A Stock)	1,700	119,765

		377,901

Health Care Equipment & Supplies 5.6%
Abbott Laboratories	2,900	154,744
Baxter International, Inc.	2,000	125,500
Becton Dickinson & Co.	710	139,125
Boston Scientific Corp.*	4,700	137,099
Danaher Corp.	1,700	145,826
Hologic, Inc.*	2,900	106,401
Medtronic PLC(u)	2,400	186,648
Meridian Bioscience, Inc.	6,800	97,240
STERIS PLC	500	44,200

		1,136,783

See Notes to Financial Statements.

14

Description	Shares	Value
COMMON STOCKS (Continued)

Health Care Providers & Services 4.8%
Aetna, Inc.	920	$146,289
Anthem, Inc.	770	146,208
Centene Corp.*	1,200	116,124
Express Scripts Holding Co.*	2,100	132,972
Humana, Inc.	530	129,124
McKesson Corp.	120	18,433
UnitedHealth Group, Inc.(u)	1,390	272,231

		961,381

Health Care Technology 0.5%
Cotiviti Holdings, Inc.*	2,900	104,342

Hotels, Restaurants & Leisure 3.6%
Carnival Corp.	1,900	122,683
Hilton Grand Vacations, Inc.*	2,700	104,301
Hilton Worldwide Holdings, Inc.	1,100	76,395
Las Vegas Sands Corp.	1,600	102,656
McDonald’s Corp.(u)	1,380	216,218
Yum China Holdings, Inc.*	2,600	103,922

		726,175

Household Durables 0.4%
New Home Co., Inc. (The)*	3,100	34,596
NVR, Inc.*	17	48,535

		83,131

Household Products 1.0%
Kimberly-Clark Corp.	1,140	134,155
Procter & Gamble Co. (The)	800	72,784

		206,939

Independent Power & Renewable Electricity Producers 1.1%
AES Corp.	9,400	103,588
NRG Energy, Inc.	4,400	112,596

		216,184

Industrial Conglomerates 1.4%
General Electric Co.	3,600	87,048
Honeywell International, Inc.(u)	1,420	201,271

		288,319

See Notes to Financial Statements.

Prudential QMA Large-Cap Core Equity PLUS Fund	15

Schedule of Investments (unaudited) (continued)

as of September 30, 2017

Description	Shares	Value
COMMON STOCKS (Continued)

Insurance 3.1%
Aflac, Inc.	800	$65,112
Allstate Corp. (The)	1,400	128,674
American International Group, Inc.	2,500	153,475
Genworth Financial, Inc., (Class A Stock)*	15,300	58,905
National General Holdings Corp.	5,600	107,016
Unum Group	2,200	112,486

		625,668

Internet & Direct Marketing Retail 1.9%
1-800-Flowers.com, Inc., (Class A Stock)*	4,700	46,295
Amazon.com, Inc.*(u)	210	201,884
FTD Cos., Inc.*	2,600	33,904
Nutrisystem, Inc.	1,900	106,210

		388,293

Internet Software & Services 6.5%
Alphabet, Inc.,
(Class A Stock)*(u)	270	262,904
(Class C Stock)*(u)	380	364,462
Etsy, Inc.*	5,800	97,904
Facebook, Inc., (Class A Stock)*(u)	2,770	473,310
VeriSign, Inc.*	200	21,278
XO Group, Inc.*	4,100	80,647

		1,300,505

IT Services 4.6%
Accenture PLC, (Class A Stock)(u)	1,290	174,240
Cognizant Technology Solutions Corp., (Class A Stock)	1,900	137,826
CSRA, Inc.	3,300	106,491
DST Systems, Inc.	1,900	104,272
First Data Corp., (Class A Stock)*	5,500	99,220
Total System Services, Inc.	500	32,750
Visa, Inc., (Class A Stock)(u)	2,640	277,834

		932,633

Life Sciences Tools & Services 0.4%
Thermo Fisher Scientific, Inc.	440	83,248

Machinery 3.6%
Caterpillar, Inc.(u)	1,340	167,111
Cummins, Inc.	740	124,342
Fortive Corp.	1,400	99,106

See Notes to Financial Statements.

16

Description	Shares	Value
COMMON STOCKS (Continued)

Machinery (cont’d.)
Global Brass & Copper Holdings, Inc.	3,100	$104,780
Illinois Tool Works, Inc.	110	16,276
Mueller Industries, Inc.	3,000	104,850
Oshkosh Corp.	1,300	107,302

		723,767

Media 2.4%
Comcast Corp., (Class A Stock)	3,100	119,288
Discovery Communications, Inc., (Class C Stock)*	5,100	103,326
Saga Communications, Inc., (Class A Stock)	400	18,240
Sinclair Broadcast Group, Inc., (Class A Stock)	3,500	112,175
TEGNA, Inc.	8,100	107,973
Twenty-First Century Fox, Inc., (Class A Stock)	1,000	26,380

		487,382

Metals & Mining 1.5%
Alcoa Corp.*	1,900	88,578
Freeport-McMoRan, Inc.*	8,300	116,532
Steel Dynamics, Inc.	2,900	99,963

		305,073

Mortgage Real Estate Investment Trusts (REITs) 0.5%
Western Asset Mortgage Capital Corp.	9,400	98,418

Multi-Utilities 0.9%
NiSource, Inc.	3,800	97,242
SCANA Corp.	1,800	87,282

		184,524

Multiline Retail 0.9%
Kohl’s Corp.	1,600	73,040
Macy’s, Inc.	4,800	104,736

		177,776

Multi-Utilities 0.5%
MDU Resources Group, Inc.	3,600	93,420

Oil, Gas & Consumable Fuels 6.1%
Chevron Corp.	1,030	121,025
CONSOL Energy, Inc.*	6,300	106,722
CVR Energy, Inc.	1,200	31,080
Devon Energy Corp.	1,000	36,710

See Notes to Financial Statements.

Prudential QMA Large-Cap Core Equity PLUS Fund	17

Schedule of Investments (unaudited) (continued)

as of September 30, 2017

Description	Shares	Value
COMMON STOCKS (Continued)

Oil, Gas & Consumable Fuels (cont’d.)
Exxon Mobil Corp.(u)	3,900	$319,722
Kinder Morgan, Inc.	6,900	132,342
Marathon Petroleum Corp.	2,300	128,984
Newfield Exploration Co.*	3,800	112,746
Par Pacific Holdings, Inc.*	5,000	104,000
Valero Energy Corp.	1,800	138,474

		1,231,805

Paper & Forest Products 0.5%
Louisiana-Pacific Corp.*	3,600	97,488

Personal Products 0.3%
Estee Lauder Cos., Inc. (The), (Class A Stock)	470	50,685

Pharmaceuticals 4.3%
Allergan PLC	750	153,712
Corcept Therapeutics, Inc.*	5,400	104,220
Endo International PLC*	11,000	94,215
Johnson & Johnson(u)	2,070	269,121
Mallinckrodt PLC*	2,900	108,373
Merck & Co., Inc.	1,400	89,642
Pfizer, Inc.	1,300	46,410

		865,693

Professional Services 0.5%
Insperity, Inc.	1,200	105,600

Real Estate Management & Development 1.0%
CBRE Group, Inc., (Class A Stock)*	3,000	113,640
RMR Group, Inc. (The), (Class A Stock)	1,700	87,295

		200,935

Road & Rail 0.9%
Norfolk Southern Corp.	1,040	137,529
Union Pacific Corp.	340	39,430

		176,959

Semiconductors & Semiconductor Equipment 6.0%
Applied Materials, Inc.	2,200	114,598
Broadcom Ltd.(u)	770	186,756
Intel Corp.(u)	7,000	266,560
Lam Research Corp.	710	131,378

See Notes to Financial Statements.

18

Description	Shares	Value
COMMON STOCKS (Continued)

Semiconductors & Semiconductor Equipment (cont’d.)
MKS Instruments, Inc.	1,100	$103,895
ON Semiconductor Corp.*	4,200	77,574
Skyworks Solutions, Inc.	340	34,646
Synaptics, Inc.*	2,500	97,950
Texas Instruments, Inc.	1,200	107,568
Ultra Clean Holdings, Inc.*	3,000	91,860

		1,212,785

Software 6.8%
Activision Blizzard, Inc.	2,200	141,922
Adobe Systems, Inc.*(u)	1,090	162,606
American Software, Inc., (Class A Stock)	3,300	37,488
Electronic Arts, Inc.*	1,110	131,047
Fortinet, Inc.*	2,600	93,184
Microsoft Corp.(u)	5,100	379,899
Oracle Corp.(u)	4,900	236,915
Progress Software Corp.	500	19,085
salesforce.com, Inc.*(u)	1,700	158,814

		1,360,960

Specialty Retail 1.8%
Bed Bath & Beyond, Inc.	1,800	42,246
Dick’s Sporting Goods, Inc.	3,600	97,236
Genesco, Inc.*	400	10,640
Home Depot, Inc. (The)	140	22,898
Murphy USA, Inc.*	1,500	103,500
Tilly’s, Inc., (Class A Stock)	7,000	83,930

		360,450

Technology Hardware, Storage & Peripherals 3.8%
Apple, Inc.(u)	3,840	591,821
HP, Inc.	2,700	53,892
Western Digital Corp.	1,400	120,960

		766,673

Textiles, Apparel & Luxury Goods 1.3%
Lululemon Athletica, Inc.*	1,700	105,825
Michael Kors Holdings Ltd.*	200	9,570
Skechers U.S.A., Inc., (Class A Stock)*	3,800	95,342
Wolverine World Wide, Inc.	1,600	46,160

		256,897

See Notes to Financial Statements.

Prudential QMA Large-Cap Core Equity PLUS Fund	19

Schedule of Investments (unaudited) (continued)

as of September 30, 2017

Description	Shares	Value
COMMON STOCKS (Continued)

Thrifts & Mortgage Finance 0.5%
Radian Group, Inc.	5,800	$108,402

Tobacco 1.2%
Altria Group, Inc.(u)	3,400	215,628
Philip Morris International, Inc.	150	16,652

		232,280

Trading Companies & Distributors 0.9%
Fastenal Co.	1,000	45,580
Rush Enterprises, Inc., (Class B Stock)*	700	30,534
Veritiv Corp.*	3,200	104,000

		180,114

TOTAL COMMON STOCKS (cost $25,759,554)		26,033,486

EXCHANGE TRADED FUND 0.2%
SPDR S&P 500 ETF Trust (cost $50,013)	200	50,246

TOTAL LONG-TERM INVESTMENTS (cost $25,809,567)		26,083,732

SHORT-TERM INVESTMENT 0.2%

AFFILIATED MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund (cost $34,070)(w)	34,070	34,070

TOTAL INVESTMENTS, BEFORE SECURITIES SOLD SHORT 129.7% (cost $25,843,637)		26,117,802

SECURITIES SOLD SHORT (30.2)%

COMMON STOCKS

Aerospace & Defense (0.2)%
Cubic Corp.	900	(45,900)

Air Freight & Logistics (0.6)%
Echo Global Logistics, Inc.*	1,000	(18,850)
XPO Logistics, Inc.*	1,600	(108,448)

		(127,298)

See Notes to Financial Statements.

20

Description	Shares	Value
COMMON STOCKS (Continued)

Banks (0.6)%
First of Long Island Corp. (The)	800	$(24,360)
First Republic Bank	1,000	(104,460)

		(128,820)

Biotechnology (2.5)%
Amicus Therapeutics, Inc.*	5,700	(85,956)
BioCryst Pharmaceuticals, Inc.*	3,400	(17,816)
Heron Therapeutics, Inc.*	1,900	(30,685)
Insmed, Inc.*	2,600	(81,146)
Progenics Pharmaceuticals, Inc.*	2,400	(17,664)
Puma Biotechnology, Inc.*	950	(113,762)
Spark Therapeutics, Inc.*	1,200	(106,992)
Spectrum Pharmaceuticals, Inc.*	2,900	(40,803)

		(494,824)

Capital Markets (0.3)%
Artisan Partners Asset Management, Inc., (Class A Stock)	1,700	(55,420)

Chemicals (0.5)%
Axalta Coating Systems Ltd.*	3,400	(98,328)
Codexis, Inc.*	1,700	(11,305)

		(109,633)

Commercial Services & Supplies (0.3)%
Mobile Mini, Inc.	1,500	(51,675)
Team, Inc.*	1,000	(13,350)

		(65,025)

Communications Equipment (0.2)%
Ciena Corp.*	1,500	(32,955)

Construction & Engineering (0.1)%
NV5 Global, Inc.*	400	(21,860)

Construction Materials (0.5)%
Summit Materials, Inc., (Class A Stock)*	3,300	(105,699)

Diversified Consumer Services (0.7)%
Chegg, Inc.*	3,700	(54,908)
ServiceMaster Global Holdings, Inc.*	1,900	(88,787)

		(143,695)

See Notes to Financial Statements.

Prudential QMA Large-Cap Core Equity PLUS Fund	21

Schedule of Investments (unaudited) (continued)

as of September 30, 2017

Description	Shares	Value
COMMON STOCKS (Continued)

Diversified Financial Services (0.4)%
Voya Financial, Inc.	1,900	$(75,791)

Diversified Telecommunication Services (0.2)%
Cogent Communications Holdings, Inc.	700	(34,230)

Electric Utilities (0.5)%
ALLETE, Inc.	1,300	(100,477)

Electrical Equipment (0.1)%
Thermon Group Holdings, Inc.*	1,100	(19,789)

Electronic Equipment, Instruments & Components (0.3)%
FARO Technologies, Inc.*	600	(22,950)
VeriFone Systems, Inc.*	2,100	(42,588)

		(65,538)

Energy Equipment & Services (0.2)%
NCS Multistage Holdings, Inc.*	1,500	(36,120)

Equity Real Estate Investment Trusts (REITs) (1.8)%
CareTrust REIT, Inc.	600	(11,424)
CubeSmart	3,800	(98,648)
Education Realty Trust, Inc.	1,300	(46,709)
Life Storage, Inc.	1,200	(98,172)
National Storage Affiliates Trust	1,500	(36,360)
Realty Income Corp.	1,400	(80,066)

		(371,379)

Health Care Equipment & Supplies (1.3)%
AxoGen, Inc.*	1,100	(21,285)
Entellus Medical, Inc.*	800	(14,768)
Glaukos Corp.*	1,200	(39,600)
Invacare Corp.	1,100	(17,325)
Nevro Corp.*	1,000	(90,880)
NuVasive, Inc.*	1,700	(94,282)
Oxford Immunotec Global PLC*	900	(15,120)
Penumbra, Inc.*	1,100	(99,330)
Quidel Corp.*	1,200	(52,632)

		(445,222)

Health Care Providers & Services (2.3)%
AAC Holdings, Inc.*	800	(7,944)
Aceto Corp.	1,000	(11,230)

See Notes to Financial Statements.

22

Description	Shares	Value
COMMON STOCKS (Continued)

Health Care Providers & Services (cont’d.)
Addus HomeCare Corp.*	400	$(14,120)
Capital Senior Living Corp.*	1,000	(12,550)
Community Health Systems, Inc.*	4,000	(30,720)
Cross Country Healthcare, Inc.*	1,300	(18,499)
RadNet, Inc.*	1,600	(18,480)
Surgery Partners, Inc.*	1,700	(17,595)
Teladoc, Inc.*	2,000	(66,300)
Tivity Health, Inc.*	1,400	(57,120)
US Physical Therapy, Inc.	400	(24,580)

		(279,138)

Health Care Technology (0.1)%
Evolent Health, Inc., (Class A Stock)*	1,500	(26,700)

Hotels, Restaurants & Leisure (1.7)%
Belmond Ltd. (United Kingdom), (Class A Stock)*	3,500	(47,775)
Golden Entertainment, Inc.*	800	(19,504)
Lindblad Expeditions Holdings, Inc.*	1,600	(17,120)
Red Lion Hotels Corp.*	800	(6,920)
Red Rock Resorts, Inc., (Class A Stock)	2,400	(55,584)
Six Flags Entertainment Corp.	1,700	(103,598)
Vail Resorts, Inc.	430	(98,092)

		(348,593)

Household Durables (0.2)%
Universal Electronics, Inc.*	500	(31,700)

Household Products (0.1)%
Energizer Holdings, Inc.	300	(13,815)

Independent Power & Renewable Electricity Producers (0.3)%
Ormat Technologies, Inc.	900	(54,945)

Insurance (1.2)%
Arch Capital Group Ltd.*	1,000	(98,500)
eHealth, Inc.*	600	(14,334)
Kemper Corp.	300	(15,900)
White Mountains Insurance Group Ltd.	120	(102,840)

		(231,574)

Internet Software & Services (1.6)%
2U, Inc.*	900	(50,436)
Box, Inc., (Class A Stock)*	3,700	(71,484)

See Notes to Financial Statements.

Prudential QMA Large-Cap Core Equity PLUS Fund	23

Schedule of Investments (unaudited) (continued)

as of September 30, 2017

Description	Shares	Value
COMMON STOCKS (Continued)

Internet Software & Services (cont’d.)
ChannelAdvisor Corp.*	900	$(10,350)
Cornerstone OnDemand, Inc.*	1,600	(64,976)
GoDaddy, Inc., (Class A Stock)*	2,200	(95,722)
Instructure, Inc.*	1,000	(33,150)

		(326,118)

IT Services (1.4)%
Gartner, Inc.*	730	(90,819)
Vantiv, Inc., (Class A Stock)*	1,400	(98,658)
WEX, Inc.*	900	(100,998)

		(290,475)

Leisure Products 0.0%
Clarus Corp.*	1,000	(7,500)

Life Sciences Tools & Services (0.3)%
Bio-Rad Laboratories, Inc., (Class A Stock)*	280	(62,222)

Machinery (1.2)%
Actuant Corp., (Class A Stock)	2,100	(53,760)
CIRCOR International, Inc.	600	(32,658)
DMC Global, Inc.	500	(8,450)
Tennant Co.	600	(39,720)
Wabtec Corp.	1,300	(98,475)

		(233,063)

Media (0.2)%
IMAX Corp.*	2,200	(49,830)

Metals & Mining (0.5)%
Allegheny Technologies, Inc.*	3,800	(90,820)
Haynes International, Inc.	400	(14,364)

		(105,184)

Oil, Gas & Consumable Fuels (0.9)%
Callon Petroleum Co.*	7,000	(78,680)
Green Plains, Inc.	1,400	(28,210)
Halcon Resources Corp.*	5,200	(35,360)
Ring Energy, Inc.*	1,900	(27,531)
Stone Energy Corp.*	700	(20,342)

		(190,123)

See Notes to Financial Statements.

24

Description	Shares	Value
COMMON STOCKS (Continued)

Paper & Forest Products (0.5)%
Domtar Corp.	2,200	$(95,458)

Pharmaceuticals (0.1)%
ANI Pharmaceuticals, Inc.*	400	(20,996)
Aratana Therapeutics, Inc.*	1,500	(9,195)

		(30,191)

Professional Services (1.0)%
FTI Consulting, Inc.*	800	(28,384)
IHS Markit Ltd.*	1,800	(79,344)
WageWorks, Inc.*	1,400	(84,980)

		(192,708)

Real Estate Management & Development (1.0)%
Howard Hughes Corp. (The)*	840	(99,061)
Kennedy-Wilson Holdings, Inc.	3,900	(72,345)
Tejon Ranch Co.*	700	(14,770)

		(186,176)

Semiconductors & Semiconductor Equipment (1.5)%
Inphi Corp.*	1,500	(59,535)
MACOM Technology Solutions Holdings, Inc.*	2,200	(98,142)
MaxLinear, Inc.*	2,300	(54,625)
PDF Solutions, Inc.*	1,100	(17,039)
Veeco Instruments, Inc.*	1,700	(36,380)
Xperi Corp.	1,200	(30,360)

		(296,081)

Software (1.1)%
Blackline, Inc.*	1,800	(61,416)
Ebix, Inc.	900	(58,725)
Model N, Inc.*	1,000	(14,950)
Workday, Inc., (Class A Stock)*	750	(79,042)

		(214,133)

Specialty Retail (0.3)%
Monro, Inc.	1,100	(61,655)

See Notes to Financial Statements.

Prudential QMA Large-Cap Core Equity PLUS Fund	25

Schedule of Investments (unaudited) (continued)

as of September 30, 2017

Description	Shares	Value
COMMON STOCKS (Continued)

Technology Hardware, Storage & Peripherals (0.4)%
Electronics For Imaging, Inc.*	1,600	$(68,288)
USA Technologies, Inc.*	1,700	(10,625)

		(78,913)

Tobacco (0.5)%
Vector Group Ltd.	4,800	(98,256)

Trading Companies & Distributors (0.5)%
Beacon Roofing Supply, Inc.*	2,000	(102,500)

TOTAL SECURITIES SOLD SHORT (proceeds received $5,899,165)		(6,086,726)

TOTAL INVESTMENTS, NET OF SECURITIES SOLD SHORT 99.5% (cost $19,944,472)		20,031,076
Other assets in excess of liabilities 0.5%		100,180

NET ASSETS 100.0%		$20,131,256

The following abbreviations are used in the semiannual report:

ETF—Exchange Traded Fund

LIBOR—London Interbank Offered Rate

REIT(s)—Real Estate Investment Trust(s)

SPDR—Standard & Poor’s Depository Receipts

*	Non-income producing security.
(u)	Represents security, or a portion thereof, segregated as collateral for short sales.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

See Notes to Financial Statements.

26

The following is a summary of the inputs used as of September 30, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$625,826	$—	$—
Air Freight & Logistics	177,733	—	—
Airlines	93,875	—	—
Auto Components	169,778	—	—
Automobiles	153,444	—	—
Banks	1,567,770	—	—
Beverages	541,359	—	—
Biotechnology	1,169,653	—	—
Building Products	107,940	—	—
Capital Markets	501,658	—	—
Chemicals	619,695	—	—
Commercial Services & Supplies	200,004	—	—
Communications Equipment	211,101	—	—
Construction & Engineering	184,440	—	—
Construction Materials	16,800	—	—
Consumer Finance	190,484	—	—
Containers & Packaging	129,710	—	—
Distributors	79,178	—	—
Diversified Financial Services	255,999	—	—
Diversified Telecommunication Services	359,754	—	—
Electric Utilities	414,490	—	—
Electrical Equipment	156,801	—	—
Electronic Equipment, Instruments & Components	287,062	—	—
Energy Equipment & Services	80,767	—	—
Equity Real Estate Investment Trusts (REITs)	823,986	—	—
Food & Staples Retailing	204,591	—	—
Food Products	377,901	—	—
Health Care Equipment & Supplies	1,136,783	—	—
Health Care Providers & Services	961,381	—	—
Health Care Technology	104,342	—	—
Hotels, Restaurants & Leisure	726,175	—	—
Household Durables	83,131	—	—
Household Products	206,939	—	—
Independent Power & Renewable Electricity Producers	216,184	—	—
Industrial Conglomerates	288,319	—	—
Insurance	625,668	—	—
Internet & Direct Marketing Retail	388,293	—	—
Internet Software & Services	1,300,505	—	—
IT Services	932,633	—	—
Life Sciences Tools & Services	83,248	—	—

See Notes to Financial Statements.

Prudential QMA Large-Cap Core Equity PLUS Fund	27

Schedule of Investments (unaudited) (continued)

as of September 30, 2017

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Common Stocks (continued)
Machinery	$723,767	$—	$—
Media	487,382	—	—
Metals & Mining	305,073	—	—
Mortgage Real Estate Investment Trusts (REITs)	98,418	—	—
Multi-Utilities	184,524	—	—
Multiline Retail	177,776	—	—
Multi-Utilities	93,420	—	—
Oil, Gas & Consumable Fuels	1,231,805	—	—
Paper & Forest Products	97,488	—	—
Personal Products	50,685	—	—
Pharmaceuticals	865,693	—	—
Professional Services	105,600	—	—
Real Estate Management & Development	200,935	—	—
Road & Rail	176,959	—	—
Semiconductors & Semiconductor Equipment	1,212,785	—	—
Software	1,360,960	—	—
Specialty Retail	360,450	—	—
Technology Hardware, Storage & Peripherals	766,673	—	—
Textiles, Apparel & Luxury Goods	256,897	—	—
Thrifts & Mortgage Finance	108,402	—	—
Tobacco	232,280	—	—
Trading Companies & Distributors	180,114	—	—
Exchange Traded Fund	50,246	—	—
Affiliated Mutual Fund	34,070	—	—
Common Stocks—Short
Aerospace & Defense	(45,900)	—	—
Air Freight & Logistics	(127,298)	—	—
Banks	(128,820)	—	—
Biotechnology	(494,824)	—	—
Capital Markets	(55,420)	—	—
Chemicals	(109,633)	—	—
Commercial Services & Supplies	(65,025)	—	—
Communications Equipment	(32,955)	—	—
Construction & Engineering	(21,860)	—	—
Construction Materials	(105,699)	—	—
Diversified Consumer Services	(143,695)	—	—
Diversified Financial Services	(75,791)	—	—
Diversified Telecommunication Services	(34,230)	—	—
Electric Utilities	(100,477)	—	—
Electrical Equipment	(19,789)	—	—
Electronic Equipment, Instruments & Components	(65,538)	—	—
Energy Equipment & Services	(36,120)	—	—
Equity Real Estate Investment Trusts (REITs)	(371,379)	—	—

See Notes to Financial Statements.

28

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Common Stocks—Short (continued)
Health Care Equipment & Supplies	$(445,222)	$—	$—
Health Care Providers & Services	(279,138)	—	—
Health Care Technology	(26,700)	—	—
Hotels, Restaurants & Leisure	(348,593)	—	—
Household Durables	(31,700)	—	—
Household Products	(13,815)	—	—
Independent Power & Renewable Electricity Producers	(54,945)	—	—
Insurance	(231,574)	—	—
Internet Software & Services	(326,118)	—	—
IT Services	(290,475)	—	—
Leisure Products	(7,500)	—	—
Life Sciences Tools & Services	(62,222)	—	—
Machinery	(233,063)	—	—
Media	(49,830)	—	—
Metals & Mining	(105,184)	—	—
Oil, Gas & Consumable Fuels	(190,123)	—	—
Paper & Forest Products	(95,458)	—	—
Pharmaceuticals	(30,191)	—	—
Professional Services	(192,708)	—	—
Real Estate Management & Development	(186,176)	—	—
Semiconductors & Semiconductor Equipment	(296,081)	—	—
Software	(214,133)	—	—
Specialty Retail	(61,655)	—	—
Technology Hardware, Storage & Peripherals	(78,913)	—	—
Tobacco	(98,256)	—	—
Trading Companies & Distributors	(102,500)	—	—

Total	$20,031,076	$—	$—

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Industry Classification:

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of September 30, 2017 were as follows:

Banks	7.8%
Software	6.8
Internet Software & Services	6.5
Oil, Gas & Consumable Fuels	6.1
Semiconductors & Semiconductor Equipment	6.0
Biotechnology	5.8
Health Care Equipment & Supplies	5.6
Health Care Providers & Services	4.8%
IT Services	4.6
Pharmaceuticals	4.3
Equity Real Estate Investment Trusts (REITs)	4.1
Technology Hardware, Storage & Peripherals	3.8
Hotels, Restaurants & Leisure	3.6
Machinery	3.6

See Notes to Financial Statements.

Prudential QMA Large-Cap Core Equity PLUS Fund	29

Schedule of Investments (unaudited) (continued)

as of September 30, 2017

Industry (cont’d.)
Aerospace & Defense	3.1%
Insurance	3.1
Chemicals	3.1
Beverages	2.7
Capital Markets	2.5
Media	2.4
Electric Utilities	2.1
Internet & Direct Marketing Retail	1.9
Food Products	1.9
Specialty Retail	1.8
Diversified Telecommunication Services	1.8
Metals & Mining	1.5
Industrial Conglomerates	1.4
Electronic Equipment, Instruments & Components	1.4
Textiles, Apparel & Luxury Goods	1.3
Diversified Financial Services	1.3
Tobacco	1.2
Independent Power & Renewable Electricity Producers	1.1
Communications Equipment	1.0
Household Products	1.0
Food & Staples Retailing	1.0
Real Estate Management & Development	1.0
Commercial Services & Supplies	1.0
Consumer Finance	0.9
Multi-Utilities	0.9
Construction & Engineering	0.9
Trading Companies & Distributors	0.9
Multiline Retail	0.9
Air Freight & Logistics	0.9
Road & Rail	0.9
Auto Components	0.8
Electrical Equipment	0.8
Automobiles	0.8
Containers & Packaging	0.6
Thrifts & Mortgage Finance	0.5
Building Products	0.5
Professional Services	0.5
Health Care Technology	0.5
Mortgage Real Estate Investment Trusts (REITs)	0.5
Paper & Forest Products	0.5
Airlines	0.5
Multi-Utilities	0.5
Life Sciences Tools & Services	0.4
Household Durables	0.4
Energy Equipment & Services	0.4
Distributors	0.4
Personal Products	0.3
Exchange Traded Fund	0.2
Affiliated Mutual Fund	0.2
Construction Materials	0.1

Leisure Products	0.0 *%
Household Products	(0.1)
Electrical Equipment	(0.1)
Construction & Engineering	(0.1)
Health Care Technology	(0.1)
Pharmaceuticals	(0.1)
Household Durables	(0.2)
Communications Equipment	(0.2)
Diversified Telecommunication Services	(0.2)
Energy Equipment & Services	(0.2)
Aerospace & Defense	(0.2)
Media	(0.2)
Independent Power & Renewable Electricity Producers	(0.3)
Capital Markets	(0.3)
Specialty Retail	(0.3)
Life Sciences Tools & Services	(0.3)
Commercial Services & Supplies	(0.3)
Electronic Equipment, Instruments & Components	(0.3)
Diversified Financial Services	(0.4)
Technology Hardware, Storage & Peripherals	(0.4)
Paper & Forest Products	(0.5)
Tobacco	(0.5)
Electric Utilities	(0.5)
Trading Companies & Distributors	(0.5)
Metals & Mining	(0.5)
Construction Materials	(0.5)
Chemicals	(0.5)
Air Freight & Logistics	(0.6)
Banks	(0.6)
Diversified Consumer Services	(0.7)
Oil, Gas & Consumable Fuels	(0.9)
Real Estate Management & Development	(1.0)
Professional Services	(1.0)
Software	(1.1)
Insurance	(1.2)
Machinery	(1.2)
Health Care Providers & Services	(1.3)
IT Services	(1.4)
Semiconductors & Semiconductor Equipment	(1.5)
Internet Software & Services	(1.6)
Hotels, Restaurants & Leisure	(1.7)
Equity Real Estate Investment Trusts (REITs)	(1.8)
Health Care Equipment & Supplies	(2.3)
Biotechnology	(2.5)

99.5
Other assets in excess of liabilities	0.5

100.0%

*	Less than +/- 0.05%

See Notes to Financial Statements.

30

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions, where the legal right to set-off exists, is presented in the summary below.

Offsetting of financial instruments/transactions assets and liabilities:

Description	Counterparty	Gross Market Value of Recognized Assets/ (Liabilities)	Collateral Pledged/ (Received)(1)	Net Amount
Securities Sold Short	Scotia Capital (USA) Inc	$(6,086,726)	$6,086,726	$—

(1)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions.

See Notes to Financial Statements.

Prudential QMA Large-Cap Core Equity PLUS Fund	31

Statement of Assets & Liabilities (unaudited)

as of September 30, 2017

Assets
Investments at value:
Unaffiliated investments (cost $25,809,567)	$26,083,732
Affiliated investments (cost $34,070)	34,070
Deposit with Broker for securities sold short	25,137
Dividends receivable	11,721
Due from Manager	5,329
Prepaid expenses	67,441

Total assets	26,227,430

Liabilities
Securities sold short, at value (proceeds received $5,899,165)	6,086,726
Dividends payable on securities sold short	3,104
Legal fees and expenses payable	1,856
Custodian and accounting fees payable	1,446
Audit fee payable	1,367
Shareholders’ reports payable	1,361
Accrued expenses and other liabilities	294
Affiliated transfer agent fee payable	16
Distribution fee payable	4

Total liabilities	6,096,174

Net Assets	$20,131,256

Net assets were comprised of:
Shares of beneficial interest, at par	$2,004
Paid-in capital in excess of par	20,037,996

20,040,000
Undistributed net investment income	4,869
Accumulated net realized loss on investment transactions	(217)
Net unrealized appreciation on investments	86,604

Net assets, September 30, 2017	$20,131,256

See Notes to Financial Statements.

32

Class A
Net asset value, offering price and redemption price per share,
($10,044 ÷ 1,000 shares of beneficial interest issued and outstanding)	$10.04
Maximum sales charge (5.50% of offering price)	0.58

Maximum offering price to public	$10.62

Class C
Net asset value, offering price and redemption price per share,
($10,042 ÷ 1,000 shares of beneficial interest issued and outstanding)	$10.04

Class Q
Net asset value, offering price and redemption price per share,
($20,101,124 ÷ 2,001,000 shares of beneficial interest issued and outstanding)	$10.05

Class Z
Net asset value, offering price and redemption price per share,
($10,046 ÷ 1,000 shares of beneficial interest issued and outstanding)	$10.05

See Notes to Financial Statements.

Prudential QMA Large-Cap Core Equity PLUS Fund	33

Statement of Operations (unaudited)

Period* Ended September 30, 2017

Net Investment Income (Loss)
Income
Unaffiliated dividend income	$12,889
Affiliated dividend income	1,325

Total income	14,214

Expenses
Management fee	5,252
Distribution fee(a)	4
Registration fees(a)	4,420
Dividends on securities sold short	3,104
Legal fees and expenses	1,856
Custodian and accounting fees	1,447
Audit fee	1,367
Shareholders’ reports	1,361
Transfer agent’s fees and expenses (including affiliated expense of $16)(a)	20
Miscellaneous	1,115

Total expenses	19,946
Less: Management fee waiver and/or expense reimbursement(a)	(10,601)

Net expenses	9,345

Net investment income (loss)	4,869

Realized And Unrealized Gain (Loss) On Investments
Net realized gain (loss) on investment transactions	(217)
Net change in unrealized appreciation (depreciation) on:
Investments	274,165
Short sales	(187,561)

86,604

Net gain (loss) on investment transactions	86,387

Net Increase (Decrease) In Net Assets Resulting From Operations	$91,256

*	Commencement of operations was September 19, 2017.
(a)	Class specific expenses and waivers were as follows:

	Class A	Class C	Class Q	Class Z
Distribution fee	1	3	—	—
Transfer Agency fees and expenses	5	5	5	5
Including affiliated expenses	4	4	4	4
Registration fees	1,105	1,105	1,105	1,105
Management fee waiver and/or expense reimbursement	(1,113)	(1,113)	(7,262)	(1,113)

See Notes to Financial Statements.

34

Statement of Changes in Net Assets (unaudited)

September 19, 2017* through September 30, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$4,869
Net realized gain (loss) on investment transactions	(217)
Net change in unrealized appreciation (depreciation) on investments	86,604

Net increase (decrease) in net assets resulting from operations	91,256

Fund share transactions
Net proceeds from shares sold	20,040,000

Net increase (decrease) in net assets from Fund share transactions	20,040,000

Total increase (decrease)	20,131,256

Net Assets:
Beginning of period	—

End of period(a)	$20,131,256

(a) Includes undistributed net investment income of:	$4,869

*	Commencement of operations.

See Notes to Financial Statements.

Prudential QMA Large-Cap Core Equity PLUS Fund	35

Statement of Cash Flows (unaudited)

Period* Ended September 30, 2017

Increase (Decrease) in Cash
Cash flows used in operating activities:
Dividends received	$2,493
Operating expenses paid	(5,226)
Purchases of long-term portfolio investments	(25,909,593)
Net purchases and sales of short-term portfolio investments	(34,070)
Proceeds from disposition of long-term portfolio investments	99,809
Proceeds received from securities sold short	5,899,165
Increase in deposit with Broker for securities sold short	(25,137)
Increase in prepaid expenses	(67,441)

Net cash used in operating activities	(20,040,000)

Cash flows provided from financing activities:
Proceeds from fund shares sold	20,040,000

Net cash provided from financing activities	20,040,000

Net increase/(decrease) in cash	—
Cash at beginning of period	—

Cash at end of period	$—

Reconciliation of Net Increase in Net Assets to Net Cash Used in Operating Activities:
Net increase in net assets resulting from operations	$91,256

Increase in investments	(19,944,689)
Net realized loss on investment transactions	217
Increase in net unrealized appreciation on investments	(86,604)
Increase in deposit with Broker for securities sold short	(25,137)
Increase in dividends receivable	(11,721)
Increase in receivable from Manager	(5,329)
Increase in prepaid expenses	(67,441)
Increase in dividends payable on securities sold short	3,104
Increase in legal fees and expenses payable	1,856
Increase in custodian and accounting fees payable	1,446
Increase in audit fee payable	1,367
Increase in shareholders’ reports payable	1,361
Increase in accrued expenses and other liabilities	294
Increase in distribution fee payable	4
Increase in affiliated transfer agent fee payable	16

Total adjustments	(20,131,256)

Net cash used in operating activities	$(20,040,000)

*	Commencement of operations was September 19, 2017.

See Notes to Financial Statements.

36

Notes to Financial Statements (unaudited)

Prudential Investment Portfolios 12 (the “Trust”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The Trust was established as a Delaware business trust on October 24, 1997. The Trust currently consists of the following five series: Prudential Global Real Estate Fund, Prudential US Real Estate Fund and Prudential QMA Long-Short Equity Fund which are non-diversified funds and Prudential QMA Large Cap Core Equity PLUS Fund and Prudential Short Duration Muni High Income Fund which are diversified funds. These financial statements relate to Prudential QMA Large-Cap Core Equity PLUS Fund (the “Fund”). The Fund commenced investment operations on September 19, 2017.

The investment objective of the Fund is to seek long-term capital appreciation.

1. Accounting Policies

The Fund follows investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services—Investment Companies. The following accounting policies conform to U.S. generally accepted accounting principles. The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Trustees (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or “the Manager”). Under the current valuation procedures, the Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets and liabilities. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly scheduled quarterly meeting.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments.

Prudential QMA Large-Cap Core Equity PLUS Fund	37

Notes to Financial Statements (unaudited) (continued)

Common and preferred stocks, exchange-traded funds, and derivative instruments, such as futures or options, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Foreign equities traded on foreign securities exchanges are generally valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which is applied to the local closing price to adjust it for post closing market movements. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price for each security. If the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stock valuation policies discussed above.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a

38

security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Restricted and Illiquid Securities: Subject to guidelines adopted by the Board, the Fund may invest up to 15% of its net assets in illiquid securities, including those which are restricted as to disposition under securities law (“restricted securities”). Restricted securities are valued pursuant to the valuation procedures noted above. Illiquid securities are those that, because of the absence of a readily available market or due to legal or contractual restrictions on resale, cannot be sold within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the investment. Therefore, the Fund may find it difficult to sell illiquid securities at the time considered most advantageous by its Subadviser and may incur expenses that would not be incurred in the sale of securities that were freely marketable. Certain securities that would otherwise be considered illiquid because of legal restrictions on resale to the general public may be traded among qualified institutional buyers under Rule 144A of the Securities Act of 1933. These Rule 144A securities, as well as commercial paper that is sold in private placements under Section 4(2) of the Securities Act, may be deemed liquid by the Fund’s Subadviser under the guidelines adopted by the Trustees of the Fund. However, the liquidity of the Fund’s investments in Rule 144A securities could be impaired if trading does not develop or declines.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities—at the current rates of exchange;

(ii) purchases and sales of investment securities, income and expenses—at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period realized foreign currency gains (losses) are included in the reported net realized gains (losses) on investment transactions.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, forward currency contracts, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing

Prudential QMA Large-Cap Core Equity PLUS Fund	39

Notes to Financial Statements (unaudited) (continued)

foreign currency denominated assets and liabilities (other than investments) at period end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on foreign currencies.

Short Sales: The Fund may sell a security it does not own in anticipation of a decline in the market value of that security (short sale). When the Fund makes a short sale, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale as collateral for its obligation to deliver the security upon conclusion of the transaction. The Fund may have to pay a fee to borrow the particular security and may be obligated to return any interest or dividends received on such borrowed securities. Dividends declared on open short positions are recorded on the ex-date and the interest payable is accrued daily on fixed income securities sold short, both of which are recorded as an expense. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in magnitude, will be recognized upon the termination of a short sale if the market price at termination is less than or greater than, respectively, the proceeds originally received.

Master Netting Arrangements: The Fund is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of the Fund. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law. During the reporting period, there was no intention to settle on a net basis and all amounts are presented on a gross basis on the Statement of Assets and Liabilities.

Concentration of Risk: Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political or economic instability or the level of governmental supervision and regulation of foreign securities markets.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on an

40

accrual basis, which may require the use of certain estimates by management that may differ from actual. Class specific expenses and waivers, where applicable, are allocated to the respective share classes which includes Distribution fees, Distribution fee waivers, Transfer Agent’s fees and expenses, Registration fees and Management fee waivers.

Net investment income or loss (other than class specific expenses and waivers, which are charged directly to the respective class) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day.

Equity and Mortgage Real Estate Investment Trusts (REITs): The Fund invests in equity REITs, which report information on the source of their distributions annually. Based on current and historical information, a portion of distributions received from equity REITs during the period is estimated to be dividend income, capital gain or return of capital and recorded accordingly. When material these estimates are adjusted periodically when the actual source of distributions is disclosed by the equity REITs.

Concentration of Risk for REITs: Real estate securities are subject to the same risks as direct investments in real estate and mortgages, and their value will depend on the value of the underlying properties or the underlying loans or interests. The underlying loans may be subject to the risks of default or of prepayments that occur earlier or later than expected, and such loans may also include so-called “subprime” mortgages. The value of these securities will rise and fall in response to many factors, including economic conditions, the demand for rental property and interest rates. In particular, the value of these securities may decline when interest rates rise and will also be affected by the real estate market and by the management of the underlying properties.

In addition, investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, may not be diversified geographically or by property/mortgage asset type, and are subject to heavy cash flow dependency, default by borrowers and self-liquidation. REITs may be more volatile and/or more illiquid than other types of equity securities. REITs (especially mortgage REITs) are subject to interest rate risks. REITs may incur significant amounts of leverage. The Fund will indirectly bear a portion of the expenses, including management fees, paid by each REIT in which it invests, in addition to the expenses of the Fund.

Taxes: It is the Fund’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Prudential QMA Large-Cap Core Equity PLUS Fund	41

Notes to Financial Statements (unaudited) (continued)

Dividends and Distributions: The Fund expects to pay dividends from net investment income and distributions from net realized capital gains, if any, annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified amongst undistributed net investment income, accumulated net realized gain (loss) and paid-in capital in excess of par, as appropriate.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

2. Agreements

The Trust, on behalf of the Fund, has a management agreement with PGIM Investments. Pursuant to this agreement, PGIM Investments has responsibility for all investment advisory services and supervises the subadviser’s performance of such services. PGIM Investments has entered into a subadvisory agreement with Quantitative Management Associates LLC (“QMA”). The subadvisory agreement provides that QMA will furnish investment advisory services in connection with the management of the Fund. In connection therewith, QMA is obligated to keep certain books and records of the Fund. PGIM Investments pays for the services of QMA, the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to PGIM Investments is accrued daily and payable monthly at an annual rate of .80% of average daily net assets up to and including $1 billion; .78% of average daily net assets between $1 billion and $3 billion; .76% of average daily net assets between $3 billion and $5 billion; .75% of average daily net assets between $5 billion and $10 billion; .74% of average daily net assets over $10 billion. The management fee rate before any waivers and/or expense reimbursements was .80% for the period ended September 30, 2017. The management fee waiver and/or expense reimbursement exceeded the management fee for the period ended September 30, 2017.

PGIM Investments has contractually agreed through July 31, 2019 to limit the net annual operating expenses (exclusive of taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), interest, underlying funds, brokerage, extraordinary and certain other expenses such as dividend, broker charges and interest expense on short sales) of each class of shares of the Fund to 1.20% of average daily net assets for Class A shares, 1.95% of average daily net assets for Class C shares, 0.95% of average daily net assets for Class Q shares, and 0.95% of average daily net assets for Class Z shares.

42

Expenses waived/reimbursed by the Manager in accordance with this agreement may be recouped by the Manager within the same fiscal year during which such waiver/reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year.

The Trust, on behalf of the Fund, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”) which acts as the distributor of the Class A, Class C, Class Q, and Class Z shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A and Class C shares, pursuant to the plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Q or Class Z shares of the Fund.

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate of up to .25% and 1% of the average daily net assets of the Class A and Class C shares, respectively.

PIMS has advised the Fund that it has not received any front-end sales charges resulting from sales of Class A shares during the period ended September 30, 2017. From these fees, if any, PIMS pays such sales charges to affiliated broker-dealers, which in turn pays commissions to sales persons and incurred other distribution costs.

PIMS has advised the Fund that for the period ended September 30, 2017, it did not receive any contingent deferred sales charges imposed upon redemptions by certain Class A and Class C shareholders, respectively.

PGIM Investments, PIMS and QMA are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors, and/or common officers. Such transactions are subject to ratification by the Board. For the reporting period ended September 30, 2017 no such transactions were entered into by the Fund.

Prudential QMA Large-Cap Core Equity PLUS Fund	43

Notes to Financial Statements (unaudited) (continued)

The Fund may invest its overnight sweep cash in the Prudential Core Ultra Short Bond Fund (the “Core Fund”), a series of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PGIM Investments. Earnings from the Core Fund are disclosed on the Statement of Operations as “Affiliated dividend income”.

4. Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Treasury securities) for the period ended September 30, 2017, were $25,909,593 and $5,998,974, respectively.

5. Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of September 30, 2017 were as follows:

Tax Basis	$19,944,472

Gross Unrealized Appreciation	556,147
Gross Unrealized Depreciation	(469,543)

Net Unrealized Appreciation	$86,604

Management has analyzed the Fund’s tax positions and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period.

6. Capital

The Fund offers Class A, Class C, Class Q, and Class Z shares. Class A shares are sold with a maximum front-end sales charge of 5.50%. Investors who purchase $1 million or more of Class A shares and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (“CDSC”) of 1%, although they are not subject to an initial sales charge. The Class A CDSC is waived for certain retirement and/or benefit plans. Class C shares are sold with a CDSC of 1% on sales of shares made within 12 months of purchase. A special exchange privilege is also available for shareholders who qualify to purchase Class A shares at net asset value. Class Q and Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of beneficial interest.

44

The Trust has authorized an unlimited number of shares of beneficial interest at $.001 par value per share.

As of September 30, 2017 , Prudential owned all of the shares of the Fund.

Transactions in shares of beneficial interest were as follows:

Class A	Shares	Amount
Period ended September 30, 2017*:
Shares sold	1,000	$10,000

Net increase (decrease) in shares outstanding	1,000	$10,000

Class C
Period ended September 30, 2017*:
Shares sold	1,000	$10,000

Net increase (decrease) in shares outstanding	1,000	$10,000

Class Q
Period ended September 30, 2017*:
Shares sold	2,001,000	$20,010,000

Net increase (decrease) in shares outstanding	2,001,000	$20,010,000

Class Z
Period ended September 30, 2017*:
Shares sold	1,000	$10,000

Net increase (decrease) in shares outstanding	1,000	$10,000

*	Commencement of operations was September 19, 2017.

7. Borrowings

The Trust, on behalf of the Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period October 6, 2016 through October 5, 2017. The Funds pay an annualized commitment fee of .15% of the unused portion of the SCA. The Fund’s portion of the commitment fee for the unused amount, allocated based upon a method approved by the Board, is accrued daily and paid quarterly.

Subsequent to the reporting period end, the SCA has been renewed effective October 5, 2017 and will continue to provide a commitment of $900 million through October 4, 2018. The commitment fee paid by the Funds will continue to be .15% of the unused portion of the SCA. The interest on borrowings under the SCAs is paid monthly and at a per annum interest rate based upon a contractual spread plus the higher of (1) the effective federal funds rate, (2) the 1-month LIBOR rate or (3) zero percent.

Prudential QMA Large-Cap Core Equity PLUS Fund	45

Notes to Financial Statements (unaudited) (continued)

Other affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Funds in the SCA equitably.

The Fund did not utilize the SCA during the period ended September 30, 2017.

8. Recent Accounting Pronouncements and Reporting Updates

In October 2016, the Securities and Exchange Commission (“SEC”) adopted new forms, rules and rule amendments intended to modernize and enhance the reporting and disclosure of information by registered investment companies and to improve the quality of information that registered investment companies provide to investors. Among the new reporting and disclosure requirements, the SEC would require registered investment companies to establish a liquidity risk management program and to file a new monthly Form N-PORT that provides more detailed information about fund holdings and their liquidity. In addition, the SEC is adopting new Form N-CEN which will require registered investment companies to annually report certain census-type information. The compliance dates are generally June 1, 2018 and December 1, 2018. Management is currently evaluating the impact to the funds.

46

Financial Highlights (unaudited)

Class A Shares
	September 19, 2017(a) through September 30, 2017
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$10.00
Income (loss) from investment operations:
Net investment income (loss)	-	(c)
Net realized and unrealized gain (loss) on investment transactions	.04
Total from investment operations	.04
Net asset value, end of period	$10.04
Total Return(d):	.40%

Ratios/Supplemental Data:
Net assets, end of period (000)	$10
Average net assets (000)	$10
Ratios to average net assets(e):
Expenses after waivers and/or expense reimbursement(h)	1.67%	(f)
Expenses before waivers and/or expense reimbursement(h)	341.50%	(f)
Net investment income (loss)	.49%	(f)
Portfolio turnover rate	19%	(g)

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)	Less than $.005 per share.
(d)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(e)	Does not include expenses of the underlying portfolios in which the Fund invests.
(f)	Annualized.
(g)	Not annualized.
(h)	The expense ratio includes dividend expense of .47% for the period ended September 30, 2017.

See Notes to Financial Statements.

Prudential QMA Large-Cap Core Equity PLUS Fund	47

Financial Highlights (unaudited) (continued)

Class C Shares
	September 19, 2017(a) through September 30, 2017
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$10.00
Income (loss) from investment operations:
Net investment income (loss)	-	(c)
Net realized and unrealized gain (loss) on investment transactions	.04
Total from investment operations	.04
Net asset value, end of period	$10.04
Total Return(d):	.40%

Ratios/Supplemental Data:
Net assets, end of period (000)	$10
Average net assets (000)	$10
Ratios to average net assets(e):
Expenses after waivers and/or expense reimbursement(h)	2.42%	(f)
Expenses before waivers and/or expense reimbursement(h)	342.27%	(f)
Net investment income (loss)	(.26)%	(f)
Portfolio turnover rate	19%	(g)

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)	Less than $.005 per share.
(d)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(e)	Does not include expenses of the underlying portfolios in which the Fund invests.
(f)	Annualized.
(g)	Not annualized.
(h)	The expense ratio includes dividend expense of .47% for the period ended September 30, 2017.

See Notes to Financial Statements.

48

Class Q Shares
	September 19, 2017(a) through September 30, 2017
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$10.00
Income (loss) from investment operations:
Net investment income (loss)	-	(c)
Net realized and unrealized gain (loss) on investment transactions	.05
Total from investment operations	.05
Net asset value, end of period	$10.05
Total Return(d):	.50%

Ratios/Supplemental Data:
Net assets, end of period (000)	$20,101
Average net assets (000)	$19,937
Ratios to average net assets(e):
Expenses after waivers and/or expense reimbursement(h)	1.42%	(f)
Expenses before waivers and/or expense reimbursement(h)	2.53%	(f)
Net investment income (loss)	.74%	(f)
Portfolio turnover rate	19%	(g)

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)	Less than $.005 per share.
(d)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(e)	Does not include expenses of the underlying portfolios in which the Fund invests.
(f)	Annualized.
(g)	Not annualized.
(h)	The expense ratio includes dividend expense of .47% for the period ended September 30, 2017.

See Notes to Financial Statements.

Prudential QMA Large-Cap Core Equity PLUS Fund	49

Financial Highlights (unaudited) (continued)

Class Z Shares
	September 19, 2017(a) through September 30, 2017
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$10.00
Income (loss) from investment operations:
Net investment income (loss)	-	(c)
Net realized and unrealized gain (loss) on investment transactions	.05
Total from investment operations	.05
Net asset value, end of period	$10.05
Total Return(d):	.50%

Ratios/Supplemental Data:
Net assets, end of period (000)	$10
Average net assets (000)	$10
Ratios to average net assets(e):
Expenses after waivers and/or expense reimbursement(h)	1.42%	(f)
Expenses before waivers and/or expense reimbursement(h)	341.26%	(f)
Net investment income (loss)	.74%	(f)
Portfolio turnover rate	19%	(g)

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)	Less than $.005 per share.
(d)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(e)	Does not include expenses of the underlying portfolios in which the Fund invests.
(f)	Annualized.
(g)	Not annualized.
(h)	The expense ratio includes dividend expense of .47% for the period ended September 30, 2017.

See Notes to Financial Statements.

50

Approval of Advisory Agreements (unaudited)

Initial Approval of the Fund’s Advisory Agreements

As required by the Investment Company Act of 1940 (the 1940 Act), the Board of Prudential Investment Portfolios 12 considered the proposed management agreement with PGIM Investments LLC (the Manager) and the proposed subadvisory agreement between the Manager and Quantitative Management Associates LLC (QMA or the Subadviser) with respect to the Prudential QMA Large-Cap Core Equity PLUS Fund (the Fund) prior to the Fund’s commencement of operations. The Board, including a majority of the Independent Trustees, met on June 6-8, 2017 and approved the agreements for an initial two year period, after concluding that approval of the agreements was in the best interests of the Fund.

In advance of the meetings, the Board requested and received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with its consideration.

In approving the agreements, the Board, including the Independent Trustees advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services to be provided to the Fund by the Manager and QMA; any relevant comparable performance and the qualifications and track record of QMA in serving other affiliated mutual funds; the fees proposed to be paid by the Fund to the Manager and by the Manager to the Subadviser, under the agreements; and the potential for economies of scale that may be shared with the Fund and its shareholders. In connection with its deliberations, the Board considered information provided by the Manager and QMA at or in advance of the meetings on June 6-8, 2017. The Board also considered information provided by the Manager with respect to other funds managed by the Manager and QMA, which information had been provided throughout the year at regular Board meetings. In their deliberations, the Trustees did not identify any single factor which alone was responsible for the Board’s decision to approve the agreements with respect to the Fund.

The Trustees determined that the overall arrangements between the Fund and the Manager, which will serve as the Fund’s investment manager pursuant to a management agreement, and between the Manager and QMA, which will serve as the Fund’s subadviser pursuant to the terms of a subadvisory agreement, were in the best interests of the Fund in light of the services to be performed and the fees to be charged under the agreements and such other matters as the Trustees considered relevant in the exercise of their business judgment.

The material factors and conclusions that formed the basis for the Trustees’ reaching their determinations to approve the agreements are separately discussed below.

Prudential QMA Large-Cap Core Equity PLUS Fund

Approval of Advisory Agreements (continued)

Nature, Quality and Extent of Services

With respect to the Manager, the Board noted that it had received and considered information about the Manager at the June 6-8, 2017 meetings in connection with the renewal of the management agreements between the Manager and the other PGIM Investments Retail Funds. The Board also noted that it received and considered information at other regular meetings throughout the year, regarding the nature, quality and extent of services provided by the Manager. The Board considered the services to be provided by the Manager, including but not limited to the oversight of QMA, as well as the provision of fund recordkeeping, compliance and other services to the Fund. With respect to the Manager’s oversight of QMA, the Board noted that the Manager’s Strategic Investment Research Group, which is a business unit of the Manager, is responsible for monitoring and reporting to the Manager’s senior management on the performance and operations of QMA. The Board also noted that the Manager pays the salaries of all the officers and interested Trustees of the Fund who are members of management. The Board reviewed the qualifications, backgrounds and responsibilities of the Manager’s senior management responsible for the oversight of the Fund and QMA, and was also provided with information pertaining to the Manager’s organizational structure, senior management, investment operations and other relevant information. The Board further noted that it received favorable compliance reports from the Fund’s Chief Compliance Officer as to the Manager. The Board noted that it had concluded that it was satisfied with the nature, quality and extent of the services provided by the Manager to the other PGIM Investments Retail Funds and determined that it was reasonable to conclude that the nature, quality and extent of services to be provided by the Manager under the management agreement for the Fund would be similar in nature to those provided under the other management agreements.

With respect to the Subadviser, the Board noted that it had received and considered information about QMA at the June 6-8, 2017 meetings in connection with the renewal of the subadvisory agreements between the Manager and QMA with respect to other PGIM Investments Retail Funds. The Board also noted that it received and considered information at other regular meetings throughout the year, regarding the nature, quality and extent of services provided by QMA. The Board considered, among other things, the qualifications, background and experience of QMA’s portfolio managers who will be responsible for the day-to-day management of the Fund’s portfolio, as well as information on the organizational structure, senior management, investment operations and other relevant information of QMA. The Board further noted that it received favorable compliance reports from the Fund’s Chief Compliance Officer as to QMA. The Board noted that QMA is affiliated with the Manager. The Board noted that it was satisfied with the nature, quality and extent of services provided by QMA with respect to the other PGIM Investments Retail Funds served by QMA and determined that it was reasonable to conclude that the nature, quality and extent of services to be provided by QMA under the subadvisory agreement for the Fund would be similar in nature to those provided under the other subadvisory agreements.

Visit our website at pgiminvestments.com

Performance

Because the Fund had not yet commenced operations, no investment performance for the Fund existed for Board review. The Board did consider QMA’s track record in managing another registered investment company that follows substantially similar investment strategies. The Board considered the background and professional experience of the proposed portfolio management team for the Fund. The Manager will provide information relating to performance to the Board in connection with future annual reviews of the management agreement and subadvisory agreement.

Fee Rates

The Board considered the proposed management fees of 0.80% of the Fund’s average daily net assets up to $1 billion, 0.78% of the Fund’s average daily net assets from $1 billion to $3 billion, 0.76% of the Fund’s average daily net assets from $3 billion to $5 billion, 0.75% of the Fund’s average daily net assets from $5 billion to $10 billion and 0.74% of the Fund’s average daily net assets over $10 billion to be paid by the Fund to the Manager, and the proposed subadvisory fees at the annual rate of 0.45% of the Fund’s average daily net assets up to $250 million and 0.40% of the Fund’s daily net assets over $250 billion to be paid by the Manager to the Subadviser.

The Board considered information provided by the Manager comparing the Fund’s proposed management fee rate and total expenses for Class A shares to a Peer Group of comparable funds chosen by Broadridge. The Board noted that the Fund’s contractual management fee was in the first quartile of the Broadridge Peer Group (first quartile being the lowest fee). The Board further noted that the anticipated net total expenses for Class A shares were in the first quartile of the Broadridge Peer Group (first quartile being the lowest expenses).

The Board noted that the Manager had contractually agreed to waive fees and/or reimburse expenses so that the Fund’s net annual operating expenses (exclusive of taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), interest, brokerage commissions, distribution and service (12b-1) fees, acquired fund fees and expenses and dividend and other expenses related to short sales) of each class of shares would not exceed 0.95% of the Fund’s average daily net assets through July 31, 2019.

Profitability

Because the Fund had not yet commenced operations and the actual asset base of the Fund has not yet been determined, the Board noted that there was no historical profitability information with respect to the Fund to be reviewed. The Board noted that QMA was affiliated with the Manager and, as a result, the Board will not separately consider QMA’s profitability since its profitability will be reflected in the Manager’s profitability report. The

Prudential QMA Large-Cap Core Equity PLUS Fund

Approval of Advisory Agreements (continued)

Board noted that it would review profitability information in connection with the annual renewal of the advisory and subadvisory agreements.

Economies of Scale

The Board noted that the proposed management fees payable by the Fund to the Manager contained breakpoints that would reduce the fee rates on assets above specified levels, as did the subadvisory fee payable by the Manager to the Subadviser. The Board considered the potential for the Manager and the Subadviser to experience economies of scale as the amount of assets managed by the Manager and the Subadviser, respectively, increased in size. Because the Fund had not yet commenced operations and the actual asset base of the Fund has not yet been determined, the Board noted that there was no historical information regarding economies of scale with respect to the Fund to be reviewed. The Board noted that it would review such information in connection with the annual renewal of the advisory and subadvisory agreements.

Other Benefits to the Manager and the Subadviser

The Board considered potential “fall-out” or ancillary benefits anticipated to be received by the Manager, QMA and their affiliates as a result of their relationships with the Fund. The Board concluded that any potential benefits to be derived by the Manager were similar to benefits derived by the Manager in connection with its management of the other PGIM Investments Retail Funds, which are reviewed on an annual basis. The Board also concluded that any potential benefits to be derived by QMA were consistent with those generally derived by subadvisers to the PGIM Investments Retail Funds, and that those benefits are reviewed on an annual basis. The Board concluded that any potential benefits derived by the Manager and QMA were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

***

After full consideration of these factors, the Board concluded that the approval of the agreements was in the best interests of the Fund.

Visit our website at pgiminvestments.com

∎ MAIL	∎ TELEPHONE	∎ WEBSITE
655 Broad Street Newark, NJ 07102	(800) 225-1852	www.pgiminvestments.com

PROXY VOTING
The Board of Trustees of the Fund has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

TRUSTEES
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Barry H. Evans • Keith F. Hartstein • Laurie Simon Hodrick • Michael S. Hyland • Stuart S. Parker • Richard A. Redeker • Stephen G. Stoneburn • Grace C. Torres

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • M. Sadiq Peshimam, Treasurer and Principal Financial and Accounting Officer • Raymond A. O’Hara, Chief Legal Officer • Deborah A. Docs, Secretary • Chad A. Earnst, Chief Compliance Officer • Charles H. Smith, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • Andrew R. French, Assistant Secretary • Peter Parrella, Assistant Treasurer • Lana Lomuti, Assistant Treasurer • Linda McMullin, Assistant Treasurer • Kelly A. Coyne, Assistant Treasurer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

INVESTMENT SUBADVISER	Quantitative Management Associates LLC	Gateway Center Two 100 Mulberry Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	225 Liberty Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain a prospectus and summary prospectus by visiting our website at www.pgiminvestments.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to www.pgiminvestments.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES
Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, Prudential QMA Large-Cap Core Equity PLUS Fund, PGIM Investments, Attn: Board of Trustees, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Trustee by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling (202) 551-8090. The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each month no sooner than 15 days after the end of the month.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PRUDENTIAL QMA LARGE-CAP CORE EQUITY PLUS FUND

SHARE CLASS	A	C	Q	Z
NASDAQ	PQMAX	PQMCX	PQMQX	PQMZX
CUSIP	744336728	744336710	744336694	744336686

MF237E2

Item 2 –	Code of Ethics – Not required, as this is not an annual filing.

Item 3 –	Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 –	Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 –	Audit Committee of Listed Registrants – Not applicable.

Item 6 –	Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 –	Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11 –	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –	Exhibits

(a)	(1) Code of Ethics – Not required, as this is not an annual filing.

(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

(3)	Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Prudential Investment Portfolios 12

By:	/s/ Deborah A. Docs
Deborah A. Docs
Secretary

Date:	November 16, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date:	November 16, 2017

By:	/s/ M. Sadiq Peshimam
M. Sadiq Peshimam
Treasurer and Principal Financial and Accounting Officer

Date:	November 16, 2017